Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 22, 2012	Jun. 30, 2011
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	FFBC
Entity Registrant Name	FIRST FINANCIAL BANCORP /OH/
Entity Central Index Key	0000708955
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		58,273,663
Entity Well-Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 943,194,000

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 149,653	$ 105,981
Interest-bearing deposits with other banks	375,398	176,952
Investment securities available-for-sale, at market value (cost $1,421,490 at December 31, 2011 and $904,546 at December 31, 2010)	1,441,846	919,110
Investment securities held-to-maturity (market value $2,893 at December 31, 2011 and $18,066 at December 31, 2010)	2,664	17,406
Other investments	71,492	78,689
Loans held for sale	24,834	29,292
Loans:
Commercial	856,981	800,253
Real estate-construction	114,974	163,543
Real estate-commercial	1,233,067	1,139,931
Real estate-residential	287,980	269,173
Installment	67,543	69,711
Home equity	358,960	341,310
Credit card	31,631	29,563
Lease financing	17,311	2,609
Total loans, excluding covered loans	2,968,447	2,816,093
Less: Allowance for loan and lease losses	52,576	57,235
Net loans - excluding covered loans	2,915,871	2,758,858
Covered loans	1,053,244	1,481,493
Less: Allowance for loan losses	42,835	16,493
Net loans - covered	1,010,409	1,465,000
Net loans	3,926,280	4,223,858
Premises and equipment	138,096	118,477
Goodwill	95,050	51,820
Other intangibles	10,844	5,604
FDIC indemnification asset	173,009	222,648
Accrued interest and other assets	262,345	300,388
TOTAL ASSETS	6,671,511	6,250,225
Deposits:
Interest-bearing	1,317,339	1,111,877
Savings	1,724,659	1,534,045
Time	1,654,662	1,794,843
Total interest-bearing deposits	4,696,660	4,440,765
Noninterest-bearing	946,180	705,484
Total deposits	5,642,840	5,146,249
Federal funds purchased and securities sold under agreements to repurchase	99,431	59,842
Long-term debt	76,544	128,880
Other long-term debt	0	20,620
Total borrowed funds	175,975	209,342
Accrued interest and other liabilities	140,475	197,240
TOTAL LIABILITIES	5,959,290	5,552,831
SHAREHOLDERS' EQUITY
Common stock - no par value Authorized - 160,000,000 shares Issued - 68,730,731 shares in 2011 and 2010	579,871	580,097
Retained earnings	331,351	310,271
Accumulated other comprehensive loss	(21,490)	(12,044)
Treasury stock, at cost, 10,463,677 shares in 2011 and 10,665,754 shares in 2010	(177,511)	(180,930)
TOTAL SHAREHOLDERS' EQUITY	712,221	697,394
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 6,671,511	$ 6,250,225

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment securities available-for-sale, cost	$ 1,421,490	$ 904,546
Investment securities held-to-maturity, market value	$ 2,893	$ 18,066
Common stock, no par value	$ 0	$ 0
Common stock, Authorized	160,000,000	160,000,000
Common stock, Issued	68,730,731	68,730,731
Treasury stock, shares	10,463,677	10,665,754

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income
Loans, including fees	$ 285,689	$ 306,075	$ 195,917
Investment securities
Taxable	28,239	21,748	29,376
Tax-exempt	767	934	1,492
Total investment securities interest	29,006	22,682	30,868
Other earning assets	(5,878)	14,745	6,443
Total interest income	308,817	343,502	233,228
Interest expense
Deposits	40,781	58,336	47,580
Short-term borrowings	163	94	1,318
Long-term borrowings	3,586	8,341	7,145
Subordinated debentures and capital securities	391	1,221	1,202
Total interest expense	44,921	67,992	57,245
Net interest income	263,896	275,510	175,983
Provision for loan and lease losses - uncovered	19,210	33,564	56,084
Provision for loan and lease losses - covered	64,081	63,144	0
Net interest income after provision for loan losses	180,605	178,802	119,899
Noninterest income
Service charges on deposit accounts	19,206	22,188	19,662
Trust and wealth management fees	14,340	13,862	13,465
Bankcard income	9,291	8,518	5,961
Net gains from sales of loans	4,258	4,632	1,196
Gains on sales of investment securities	2,541	0	3,349
Gain on acquisition	0	0	342,494
FDIC loss sharing income	60,888	51,844	0
Accelerated discount on covered loans	20,521	29,067	8,601
(Loss) income on preferred securities	0	(30)	139
Other	11,486	16,750	9,848
Total noninterest income	142,531	146,831	404,715
Noninterest expenses
Salaries and employee benefits	106,914	117,363	86,068
Net occupancy	21,410	22,555	16,202
Furniture and equipment	9,945	10,299	8,054
Data processing	5,716	5,152	3,475
Marketing	5,794	5,357	3,494
Communication	3,203	3,908	3,246
Professional services	9,636	9,169	6,032
Debt extinguishment	0	8,029	0
State intangible tax	3,583	4,843	2,508
FDIC assessments	5,676	8,312	6,847
Loss-other real estate owned	3,971	1,163	268
Loss-Covered other real estate owned	9,224	916	0
Other	33,025	36,614	34,444
Total noninterest expenses	218,097	233,680	170,638
Income before income taxes	105,039	91,953	353,976
Income tax expense	38,300	32,702	132,639
Net income	66,739	59,251	221,337
Dividends on preferred stock	0	1,865	3,578
Net income available to common shareholders	$ 66,739	$ 57,386	$ 217,759
Net earnings per common share - basic:	$ 1.16	$ 1.01	$ 4.84
Net earnings per common share - diluted:	$ 1.14	$ 0.99	$ 4.78
Average common shares outstanding-basic	57,691,979	56,969,491	45,028,640
Average common shares outstanding-diluted	58,693,205	57,993,078	45,556,868

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock	Common Stock	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock
Beginning Balances at Dec. 31, 2008	$ 348,327	$ 78,019	$ 394,169	$ 76,339	$ (11,905)	$ (188,295)
Beginning Balances (in shares) at Dec. 31, 2008		80,000	48,558,614			(11,077,413)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	221,337			221,337
Unrealized holding gains on securities available-for-sale arising during the period	3,285				3,285
Change in retirement obligation	(2,148)				(2,148)
Unrealized loss on derivatives-Prime Swap	(474)				(474)
Unrealized gain on derivatives-Trust Preferred Swap	636				636
Foreign Currency Exchange	119				119
Total comprehensive income	222,755
Issuance of common stock (in shares)			13,800,000
Issuance of common stock	97,985		97,985
Cash dividends declared :
Common stock at $0.78 per share in 2011, $0.40 per share in 2010 and $0.40 per share in 2009	(17,794)			(17,794)
Preferred stock	(3,578)			(3,578)
Warranty reduction	0	826	(991)	165
Discount on preferred stock	0	350		(350)
Excess tax benefit on share-based compensation	(189)		(189)
Restricted stock awards, net of forfeitures (in shares)						152,620
Restricted stock awards, net of forfeitures	(347)		(3,241)			2,894
Share-based compensation expense	2,799		2,799
Ending Balances at Dec. 31, 2009	649,958	79,195	490,532	276,119	(10,487)	(185,401)
Ending Balances (in shares) at Dec. 31, 2009		80,000	62,358,614			(10,924,793)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	59,251			59,251
Unrealized holding gains on securities available-for-sale arising during the period	(1,160)				(1,160)
Change in retirement obligation	479				479
Unrealized loss on derivatives-Prime Swap	(295)				(295)
Unrealized gain on derivatives-Trust Preferred Swap	(1,027)				(1,027)
Foreign Currency Exchange	446				446
Total comprehensive income	57,694
Issuance of common stock (in shares)			6,372,117
Issuance of common stock	91,224		91,224
Preferred stock-CPP payoff (in shares)		(80,000)
Preferred stock-CPP payoff	(79,235)	(79,235)
Cash dividends declared :
Common stock at $0.78 per share in 2011, $0.40 per share in 2010 and $0.40 per share in 2009	(23,194)			(23,194)
Preferred stock	(1,100)			(1,100)
Discount on preferred stock	(765)	40		(805)
Excess tax benefit on share-based compensation	535		535
Exercise of stock options, net of shares purchased (in shares)						88,794
Exercise of stock options, net of shares purchased	(186)		(1,692)			1,506
Restricted stock awards, net of forfeitures (in shares)						170,245
Restricted stock awards, net of forfeitures	(621)		(3,586)			2,965
Share-based compensation expense	3,084		3,084
Ending Balances at Dec. 31, 2010	697,394	0	580,097	310,271	(12,044)	(180,930)
Ending Balances (in shares) at Dec. 31, 2010		0	68,730,731			(10,665,754)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	66,739			66,739
Unrealized holding gains on securities available-for-sale arising during the period	3,605				3,605
Change in retirement obligation	(12,854)				(12,854)
Unrealized gain on derivatives-Trust Preferred Swap	391				391
Foreign Currency Exchange	(588)				(588)
Total comprehensive income	57,293
Cash dividends declared :
Common stock at $0.78 per share in 2011, $0.40 per share in 2010 and $0.40 per share in 2009	(45,659)			(45,659)
Excess tax benefit on share-based compensation	259		259
Exercise of stock options, net of shares purchased (in shares)	158,285					23,492
Exercise of stock options, net of shares purchased	(87)		(485)			398
Restricted stock awards, net of forfeitures (in shares)						178,585
Restricted stock awards, net of forfeitures	(914)		(3,935)			3,021
Share-based compensation expense	3,935		3,935
Ending Balances at Dec. 31, 2011	$ 712,221	$ 0	$ 579,871	$ 331,351	$ (21,490)	$ (177,511)
Ending Balances (in shares) at Dec. 31, 2011		0	68,730,731			(10,463,677)

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Common stock, per share	$ 0.78	$ 0.4	$ 0.4

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net income	$ 66,739	$ 59,251	$ 221,337
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan and lease losses	83,291	96,708	56,084
Depreciation and amortization	11,951	10,978	8,626
Stock-based compensation expense	3,935	3,084	2,799
Pension (income) expense	(1,349)	2,011	914
Net amortization of premiums/accretion of discounts on investment securities	5,224	998	1,148
Gains on sales of investments securities	(2,541)	0	(3,349)
Income (loss) on trading securities	0	30	(139)
Gain on acquisition	0	0	(342,494)
Originations of loans held for sale	(157,825)	(166,333)	(141,697)
Net gains from sales of loans held for sale	(4,258)	(4,632)	(1,196)
Proceeds from sales of loans held for sale	166,541	146,029	138,633
Deferred income taxes	(14,463)	(11,460)	116,399
(Increase) decrease in interest receivable	(1,438)	8,584	(7,424)
Increase in cash surrender value of life insurance	(805)	(3,819)	(3,586)
Decrease (increase) in prepaid expenses	6,230	4,832	(17,721)
Decrease in indemnification asset	49,639	64,759	349
(Increase) Decrease in accrued expenses	(17,422)	7,828	26,187
(Decrease) increase in interest payable	(1,853)	757	(1,274)
Contribution to pension plan	0	(60,000)	(30,800)
Other	11,482	25,410	16,657
Net cash provided by operating activities	203,078	185,015	39,453
Investing activities
Proceeds from sales of investment securities available-for-sale	165,153	0	152,751
Proceeds from calls, paydowns and maturities of securities available-for-sale	342,973	168,385	185,308
Purchases of securities available-for-sale	(1,027,754)	(618,978)	(113,151)
Proceeds from calls, paydowns and maturities of securities held-to-maturity	12,002	1,288	708
Purchases of securities held-to-maturity	0	(577)	(248)
Net (increase) decrease in interest-bearing deposits with other banks	(198,446)	85,065	(262,017)
Net (increase) decrease in loans and leases, excluding covered loans	(53,946)	24,746	(214,531)
Net decrease in covered assets	340,877	374,532	150,185
Proceeds from disposal of other real estate owned	40,994	14,168	5,665
Purchases of premises and equipment	(23,541)	(22,789)	(13,180)
Net cash acquired from acquisition	620,640	0	285,562
Net cash proceeds received from FDIC-assisted transactions	0	0	967,391
Net cash provided by investing activities	218,952	25,840	1,144,443
Financing activities
Net increase in total deposits	(310,029)	(204,391)	(536,669)
Net increase (decrease) in short-term borrowings	39,589	22,412	(372,103)
Payments on long-term borrowings	(52,308)	(255,486)	(107,103)
Redemption of other long-term debt	(20,620)	0	0
Cash dividends paid on common stock	(35,312)	(22,490)	(19,024)
Cash dividends paid on preferred stock	0	(1,100)	(3,578)
Redemption of preferred stock	0	(80,000)	0
Issuance of common stock, net of issuance costs	0	91,224	97,985
Proceeds from exercise of stock options	63	272	0
Excess tax benefit on share-based compensation	259	535	(189)
Net cash used in financing activities	(378,358)	(449,024)	(940,681)
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	43,672	(238,169)	243,215
Cash and cash equivalents at beginning of period	105,981	344,150	100,935
Cash and cash equivalents at end of period	149,653	105,981	344,150
Supplemental disclosures
Interest paid	46,774	67,235	58,519
Income taxes paid	60,438	45,665	16,485
Acquisition of other real estate owned through foreclosure	53,865	50,714	19,052
Issuance of restricted stock awards	4,188	4,719	2,418
Branch Acquisitions [Member]
Acquisitions
Assets acquired	765,125	0	79,101
Liabilities assumed	808,355	0	84,641
Goodwill	43,230	0	5,540
Peoples Agreement [Member]
Acquisitions
Assets acquired	0	0	566,642
Liabilities assumed	0	0	584,661
Goodwill	0	0	18,019
Irwin Agreements [Member]
Acquisitions
Assets acquired	0	0	3,230,376
Liabilities assumed	0	0	2,887,882
Bargain purchase gain	$ 0	$ 0	$ 342,494

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
BASIS OF PRESENTATION
Summary Of Significant Accounting Policies

Basis of presentation. The Consolidated Financial Statements of First Financial Bancorp. (First Financial or the Company), a bank holding company, principally serving Ohio, Indiana and Kentucky, include the accounts and operations of First Financial and its wholly owned subsidiary, First Financial Bank, N.A. (First Financial Bank or the Bank). All significant intercompany transactions and accounts have been eliminated in consolidation. Certain reclassifications of prior years' amounts have been made to conform to current year presentation. Such reclassifications had no effect on net earnings.

Use of estimates. The preparation of Consolidated Financial Statements in conformity with U.S. Generally Accepted Accounting Principles (GAAP) requires management to make estimates, assumptions, and judgments that affect the amounts reported in the Consolidated Financial Statements and accompanying Notes. Actual realized amounts could differ materially from those estimates.

Investment securities. First Financial classifies debt and equity securities into three categories: trading, held-to-maturity, and available-for-sale.

Management determines the appropriate classification of investment securities at the time of purchase and reevaluates such designation as of each balance sheet date. Investment securities are classified as held-to-maturity when First Financial has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost.

Investment securities classified as trading are held principally for resale in the near term and are recorded at fair value. Gains or losses, either unrealized or realized, are reported in noninterest income. Quoted market prices are used to determine the fair value of trading securities.

Investment securities not classified as either held-to-maturity or trading are classified as available-for-sale. Available-for-sale securities are stated at aggregate fair value, with the unrealized gains and losses, net of tax, reported as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

The amortized cost of investment securities classified as either held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed securities, over the estimated life of the security. Such amortization is considered an adjustment to the yield on the security and included in interest income from investments. Interest and dividends are included in interest income from investment securities.

Realized gains and losses are based on amortized cost of the security sold using the specific identification method. Available-for-sale and held-to-maturity securities are reviewed quarterly for potential impairment in fair value. In performing this review, management considers the length of time and extent to which the security’s fair value has been less than amortized cost, the financial condition and near-term prospects of the issuer, and the ability and intent of First Financial to hold the security for a period sufficient to allow for any anticipated recovery in fair value. If the fair value of a security is less than the amortized cost and the impairment is determined to be other-than-temporary, the security is written down, establishing a new and reduced cost basis. The related charge is recorded in the Consolidated Statements of Income as impairment on investment securities.

Other investments include holdings in Federal Reserve Bank (FRB) stock and Federal Home Loan Bank (FHLB) stock. FRB and FHLB stock are both carried at cost.

Loans and leases (excluding covered loans). Loans and leases for which First Financial has the intent and ability to hold for the foreseeable future, or until maturity or payoff, are classified in the Consolidated Balance Sheets as loans and leases. Except for loans which are subject to fair value requirements, loans and leases are carried at the principal amount outstanding, net of unamortized deferred loan origination fees and costs and net of unearned income. Loan origination and commitment fees received, as well as certain direct loan origination costs paid, are deferred, and the net amount is amortized as an adjustment to the related loan's yield. Interest income is recorded on the accrual basis. The accrual of interest income is discontinued and previously accrued, but unpaid interest is reversed when a loan is placed in nonaccrual status. Any payments received while a loan is in nonaccrual status are applied as a reduction to the carrying value of the loan. A loan may be placed back on accrual status if all contractual payments have been received and collection of future principal and interest payments is no longer doubtful.

Loans held for sale may come from two sources: residential real estate loans newly originated for the purpose of sale to third parties and in certain circumstances, previously originated loans that have been specifically identified by management for sale based on predetermined criteria. Loans originated for sale are placed immediately into that category upon origination and are considered to be at fair market value due to the commitment to sell in a short timeframe. Loans transferred to held for sale status are carried at the lower of cost or fair value with any difference charged to the allowance for loan and lease losses. Any subsequent change in carrying value of transferred loans, not to exceed original cost, is recorded in the Consolidated Statements of Income.

Allowance for loan and lease losses (excluding covered loans). For each reporting period, management maintains the allowance for loan and lease losses at a level that it considers sufficient to absorb probable loan and lease losses inherent in the portfolio. Management determines the adequacy of the allowance based on historical loss experience as well as other significant factors such as composition of the portfolio, economic conditions, geographic footprint, the results of periodic internal and external evaluations of delinquent, nonaccrual, and classified loans, and any other adverse situations that may affect a specific borrower's ability to repay (including the timing of future payments). This evaluation is inherently subjective as it requires utilizing material estimates that may be susceptible to significant change. Allocation of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management's judgment, is deemed to be uncollectible.

Management's determination of the adequacy of the allowance is based on an assessment of the probable loan and lease losses inherent in the portfolio given the conditions at the time. The allowance is increased by provisions charged to expense and decreased by actual charge-offs, net of recoveries of amounts previously charged-off. Loans are charged off when management believes that the collection of the principal amount owed in full either through payments from the borrower or from the liquidation of collateral is unlikely.

In the commercial portfolio, which includes time and demand notes, tax-exempt loans, and commercial real estate loans, non-homogeneous loan relationships greater than $250,000 that are considered impaired or designated as a troubled debt restructuring (TDR) are evaluated to determine the need for a specific allowance based on the borrower's overall financial condition, resources and payment record, support from guarantors, and the realizable value of any collateral. Interest income for impaired loans is recorded on a cash basis during the period the loan is considered impaired.

The allowance for non-impaired commercial loans and impaired commercial loan relationships less than $250,000 includes a process of estimating the probable losses inherent in the portfolio by category, based on First Financial's internal system of credit risk ratings and historical loss data. These estimates may also be adjusted for management's estimate of probable losses on specific loan types dependent upon trends in the values of the underlying collateral, delinquent and nonaccrual loans, prevailing economic conditions, changes in lending strategies, and other influencing factors.

Consumer loans are generally evaluated as an asset type within a category (i.e., residential real estate, installment, etc.), as these loans exhibit homogeneous characteristics. The allowance for consumer loans which includes residential real estate, installment, home equity, credit card loans, and overdrafts, is established by estimating losses inherent in each particular category of consumer loans. The estimate of losses is primarily based on historical loss rates for each category, as well as trends in delinquent and nonaccrual loans, prevailing economic conditions, and other significant influencing factors. Consumer loans greater than $100,000 whose terms have been modified in a TDR are individually analyzed for estimated impairment.

Covered loans: Loans acquired in Federal Deposit Insurance Corporation (FDIC)-assisted transactions are initially covered under loss sharing agreements and are referred to as covered loans. Pursuant to the terms of the loss sharing agreements, covered loans are subject to a stated loss threshold, as outlined in each loss sharing agreement, whereby the FDIC will reimburse First Financial for 80% of losses of up to a stated loss threshold, and 95% of losses in excess of the threshold. First Financial will reimburse the FDIC for its share of recoveries with respect to losses for which the FDIC paid First Financial a reimbursement under the loss sharing agreement. The FDIC’s obligation to reimburse First Financial for losses with respect to covered loans began with the first dollar of loss incurred.

Covered loans were recorded at their estimated fair value at the time of acquisition. Estimated fair values for covered loans were based on a discounted cash flow methodology that considered various factors including the type of loan and related collateral, classification status, interest rate, term of loan, whether or not the loan was amortizing, and a discount rate reflecting the Company's assessment of risk inherent in the cash flow estimates. Covered loans were grouped together according to similar characteristics and were treated in the aggregate when applying various valuation techniques.

First Financial evaluates purchased loans for impairment in accordance with the provisions of FASB Accounting Standards Codification (ASC) Topic 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality. The cash flows expected to be collected on purchased loans are estimated based upon the expected remaining life of the underlying loans, which includes the effects of estimated prepayments. First Financial is accounting for the majority of purchased loans under FASB ASC Topic 310-30 except loans with revolving privileges, which are outside the scope of this guidance, and loans for which cash flows could not be estimated, which are accounted for under the cost recovery method. Interest income, through accretion of the difference between the carrying value of the loans and the expected cash flows is recognized on all purchased loans being accounted for under FASB ASC Topic 310-30.

For purposes of applying the guidance under FASB ASC Topic 310-30, First Financial groups acquired loans into pools based on common risk characteristics. Expected cash flows are re-estimated periodically for all loans accounted for under FASB ASC Topic 310-30. Generally, a decline in expected cash flows for a pool of loans is referred to as impairment and recorded as provision expense on a discounted basis during the period. Improvement in expected cash flows for a pool of loans, once any previously recorded impairment is recaptured, is recognized prospectively as an adjustment to the yield on the loans in the pool. These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change.

Covered loans outside the scope of FASB ASC Topic 310-30 are accounted for under FASB ASC Topic 310-20, Receivables-Nonrefundable Fees and Costs. Discounts created when the loans were recorded at their estimated fair values at acquisition are amortized over the remaining term of the loan as an adjustment to the related loan's yield. The accrual of interest income is discontinued when the collection of a loan or interest, in whole or in part, is doubtful.

Allowance for loan and lease losses – covered loans. First Financial maintains an allowance for loan and lease losses on covered loans. For loans accounted for under FASB ASC Topic 310-30, expected cash flows are re-estimated periodically with any decline in expected cash flows recorded as provision expense on a discounted basis during the period. These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change. The related, estimated reimbursement on covered loan losses due from the FDIC under loss sharing agreements is recorded as both FDIC loss sharing income and an increase to the FDIC indemnification asset.

FDIC indemnification asset. FDIC indemnification assets result from the loss share agreements in the FDIC-assisted transactions and are measured separately from the related assets covered by loss sharing agreements with by the FDIC (covered assets) as they are not contractually embedded in those assets and are not transferable should First Financial choose to dispose of the covered assets. The FDIC indemnification assets represent expected reimbursements from the FDIC for losses on covered loans. Pursuant to the terms of the loss sharing agreements, covered loans are subject to stated loss thresholds whereby the FDIC will reimburse First Financial for 80% of losses of up to the stated loss thresholds, and 95% of losses in excess of these amounts. FDIC indemnification assets were recorded at their estimated fair values at the time of the FDIC-assisted transaction. Fair values were estimated using projected cash flows related to the loss sharing agreements based on the expected reimbursements for losses and the applicable loss sharing percentages. These cash flows are discounted to reflect the uncertainty of the timing of the loss sharing reimbursement from the FDIC.

The accounting for FDIC indemnification assets is closely related to the accounting for the underlying, indemnified assets. First Financial re-estimates the expected indemnification asset cash flows in conjunction with the periodic re-estimation of cash flows on covered loans accounted for under FASB ASC Topic 310-30. Improvements in cash flow expectations on covered loans generally result in a related decline in the expected indemnification cash flows and are reflected as a yield adjustment on the indemnification assets. Declines in cash flow expectations on covered loans generally result in an increase in expected indemnification cash flows and are reflected as both FDIC loss sharing income and an increase to the indemnification asset.

Premises and equipment. Premises and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are computed principally on the straight-line method over the estimated useful lives of the assets. Useful lives generally range from ten to 40 years for building and building improvements; three to ten years for furniture, fixtures, and equipment; and three to five years for software, hardware, and data handling equipment. Land improvements are depreciated over 20 years and leasehold improvements are depreciated over the lesser of the base term of the respective lease or the asset useful life. Premises and equipment are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Maintenance and repairs are charged to operations as incurred.

Goodwill and other intangible assets. Under accounting for business combinations, the net assets of entities acquired by First Financial are recorded at their estimated fair value at the date of acquisition. The excess cost of the acquisition over the fair value of net assets acquired is recorded as goodwill. Goodwill and intangible assets deemed to have indefinite lives, if any, are not amortized, but are subject to annual impairment tests.

Core deposit intangibles. Core deposit intangibles represent the estimated value of acquired relationships with deposit customers. The estimated fair value of core deposit intangibles are based on a discounted cash flow methodology that gives appropriate consideration to expected customer attrition rates, cost of the deposit base, reserve requirements and the net maintenance cost attributable to customer deposits. Core deposit intangibles are amortized on an accelerated basis over their useful lives.

Other real estate owned (OREO). OREO represents properties primarily acquired by First Financial's bank subsidiary through loan defaults by clients. OREO properties are recorded at the lower of cost or fair value, minus estimated costs to sell at the date acquired. Subsequently, the properties are valued at the lower of the amount recorded when the property was placed into OREO or fair value minus estimated costs to sell based on periodic valuations performed by management. Any gains or losses realized at the time of disposal are reflected in the Consolidated Statements of Income.

Other real estate owned – covered (Covered OREO). Covered OREO represents properties primarily acquired by First Financial's bank subsidiary through loan defaults by clients on covered loans. Pursuant to the terms of the loss sharing agreements, covered assets are subject to stated loss thresholds whereby the FDIC will reimburse First Financial for 80% of losses of up to the stated loss thresholds, and 95% of losses in excess of these amounts. Covered OREO properties are recorded at the lower of cost or fair value, minus estimated costs to sell at the date acquired. Subsequently, the properties are valued at the lower of the amount recorded when the properties were placed into other real estate owned or fair value minus estimated costs to sell based on periodic valuations performed by management. Gains or losses realized at the time of disposal are reflected in the Consolidated Statements of Income and, in general, are substantially offset by a related adjustment to the FDIC indemnification asset.

Income taxes. First Financial and its subsidiaries file a consolidated federal income tax return. Each subsidiary provides for income taxes on a separate return basis, and remits to First Financial amounts determined to be currently payable.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Pension. First Financial sponsors a non-contributory defined benefit pension plan covering substantially all employees. The measurement of the accrued benefit liability and the annual pension expense involves actuarial and economic assumptions. The assumptions used in pension accounting include those related to the discount rates, the expected return on plan assets, and the rate of compensation increase.

Derivative instruments. First Financial accounts for its derivative financial instruments in accordance with FASB ASC Topic 815, Derivatives and Hedging. FASB ASC Topic 815 requires all derivative instruments to be carried at fair value on the balance sheet. First Financial designates derivative instruments used to manage interest-rate risk as hedge relationships with certain assets or liabilities being hedged.

First Financial utilizes derivative instruments, primarily interest rate swaps, designated as fair value hedges to mitigate exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk. As the critical terms of the hedged financial instruments and the derivative instruments coincide, the changes in the fair value of the hedged financial instruments and the derivative instruments offset and the hedges are considered to be highly effective. For a fair value hedge, the fair value of the interest rate swap is recognized on the Consolidated Balance Sheets as either a freestanding asset or liability with a corresponding adjustment to the hedged financial instrument. Subsequent adjustments due to changes in the fair value of a derivative that qualifies as a fair value hedge are offset in current period earnings. Under the fair value method, any derivative gains or losses not effective in hedging the change in fair value of the hedged item would be recognized in the Consolidated Statements of Income.

First Financial utilizes derivative instruments, primarily interest rate swaps, designated as cash flow hedges to manage the variability of cash flows, primarily net interest income, attributable to changes in interest rates. The net interest receivable or payable on an interest rate swap designated as a cash flow hedge is accrued and recognized as an adjustment to interest income or interest expense. The fair value of the interest rate swaps is included within accrued interest and other assets on the Consolidated Balance Sheets. Changes in the fair value of the interest rate swap are included in accumulated comprehensive income (loss). Derivative gains and losses not considered effective in hedging the cash flows related to the underlying assets or liabilities, if any, would be recognized immediately in income.

Like other financial instruments, derivatives contain an element of credit risk, which is the possibility that First Financial will incur a loss because a counterparty fails to meet its contractual obligations. Generally, the notional values of interest rate swaps and other off-balance sheet financial instruments significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. First Financial manages this credit risk through counterparty credit policies.

Stock-based compensation. First Financial grants stock-based awards, including restricted stock awards for and options to purchase the Company’s common stock. Stock option grants are for a fixed number of shares to employees and directors with an exercise price equal to the fair value of the shares at the date of grant. Stock-based compensation expense is recognized in the Consolidated Statements of Income on a straight-line basis over the vesting period. The amortization of stock-based compensation expense reflects estimated forfeitures adjusted for actual forfeiture experience. As compensation expense is recognized, a deferred tax asset is recorded that represents an estimate of the future tax deduction from exercise. At the time stock-based awards are exercised, cancelled, or expire, First Financial may be required to recognize an adjustment to tax expense.

Earnings per share. Basic net income per common share is computed by dividing net income applicable to common stock by the weighted average number of shares of common stock outstanding during the period. Diluted net income per common share is computed by dividing net income applicable to common stock by the weighted average number of shares, nonvested stock, and dilutive common stock equivalents outstanding during the period. Common stock equivalents consist of common stock issuable under the assumed exercise of stock options granted under First Financial's stock plans and the assumed conversion of common stock warrants, using the treasury stock method.

Cash and Due from Banks. Cash and due from banks consist of currency, coin, and cash items due from banks. Cash items due from banks include noninterest bearing deposits held at other banks.

Segments and related information. In 2011, management continued to review operating performance and make decisions as one banking segment in contiguous geographic markets.

RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS
Recently Adopted and Issued Accounting Standards

In April 2011, the FASB issued an update (ASU No. 2011-02, A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring) clarifying the requirements of FASB ASC Topic 310-40, Troubled Debt Restructurings by Creditors.  This update provides additional guidance related to determining whether a creditor has granted a concession, including factors and examples for creditors to consider in evaluating whether a restructuring results in a delay in payment that is insignificant, prohibits creditors from using the borrower’s effective rate test to evaluate whether a concession has been granted to the borrower, and adds factors for creditors to use in determining whether a borrower is experiencing financial difficulties.  This update also ends the FASB’s deferral of the additional disclosure requirements around troubled debt restructurings included in ASU No. 2010-20, Disclosure about the Credit Quality of Financing Receivables and the Allowance for Credit Losses.  The provisions of ASU No. 2011-02, as well as the additional disclosure requirements around troubled debt restructurings, became effective for First Financial for the interim reporting period ended September 30, 2011. For further detail on troubled debt restructurings, see Note 10 – Loans (Excluding Covered Loans).

In April 2011, the FASB issued an update (ASU No. 2011-03, Reconsideration of Effective Control for Repurchase Agreements), which simplified the accounting for arrangements such as repurchase and securities lending agreements. The collateral maintenance requirement will be eliminated from the assessment of effective control, which could result in more transactions being accounted for as secured borrowings rather than sales. The assessment of effective control will focus on a transferor's contractual rights and obligations, not the amount of collateral obtained to repurchase or redeem the transferred financial asset. Under the amended guidance, a transferor maintains effective control over transferred financial assets, and thus accounts for the transfer as a secured borrowing, if there is an agreement that both entitles and obligates the transferor to repurchase the financial assets before maturity and all of the conditions already described in FASB ASC Topic 860, Transfers and Servicing, are met. This revised guidance is applicable to new transactions and transactions that are modified on or after the first interim or annual period beginning after December 15, 2011.  First Financial does not anticipate this update will have a material impact on its consolidated financial statements.

In May 2011, the FASB issued an update (ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs), which expands the disclosure requirements around fair value measurements categorized in Level 3 of the fair value hierarchy and requires disclosure of the level in the fair value hierarchy of items that are not measured at fair value but whose fair value must be disclosed.  It also clarifies and expands upon existing requirements for fair value measurements of financial assets and liabilities as well as instruments classified in shareholders' equity.  The guidance is effective for interim and annual financial periods beginning after December 15, 2011.  First Financial does not anticipate this update will have a material impact on its consolidated financial statements.

In June 2011, the FASB issued an update (ASU 2011-05, Presentation of Comprehensive Income), which revises the manner in which entities present comprehensive income in their financial statements. This update eliminates the option to present components of other comprehensive income (OCI) as part of the statement of changes in stockholders' equity.  The amendments to the existing standard require that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  Under either method, adjustments must be displayed for items that are reclassified from OCI to net income, in both net income and OCI.  The amendments to the existing standard do not change the current option for presenting components of OCI gross or net of the effect of income taxes, provided that such tax effects are presented in the statement in which OCI is presented or disclosed in the notes to the financial statements.  Additionally, the standard does not affect the calculation or reporting of earnings per share.  This guidance is effective for interim and annual financial periods beginning after December 15, 2011 and is to be applied retrospectively, with early adoption permitted. First Financial does not anticipate this update will have a material impact on its consolidated financial statements.

In September 2011, the FASB issued an update (ASU 2011-08, Testing Goodwill for Impairment), to simplify the current two-step goodwill impairment test in FASB ASC Topic 350-20, Intangibles - Goodwill and Other: Goodwill. This update permits entities to first perform a qualitative assessment to determine whether it is more likely than not (a likelihood of more than 50 percent) that the fair value of a reporting unit is less than its carrying amount. If the entity determines that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, it would then perform the first step of the goodwill impairment test; otherwise, no further impairment test would be required. This guidance is effective for interim and annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. First Financial does not anticipate this update will have a material impact on its consolidated financial statements.

In December 2011, the FASB issued an update (ASU 2011-11, Disclosures About Offsetting Assets and Liabilities), which creates new disclosure requirements about the nature of an entity's rights of offset and related arrangements associated with its financial instruments and derivative instruments. New disclosure requirements will be required for recognized financial and derivative instruments that are offset in accordance with the guidance in FASB ASC Topic 210-20-45, Balance Sheet - Offsetting - Other Presentation Matters, FASB ASC Topic 815-10-45, Derivatives and Hedging - Other Presentation Matters, or are subject to an enforceable master netting arrangement or similar agreement. Recognized assets and liabilities within the scope of this update include financial instruments such as derivatives, repurchase agreements, reverse repurchase agreements and securities lending and borrowing arrangements subject to master netting arrangements. An entity will be required to disclose information to enable users of its financial statements to evaluate the effect or potential effect of netting arrangements on its financial position, including the effect or potential effect of rights of set-off associated with certain financial instruments and derivative instruments. This guidance is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance must be applied retrospectively for any period presented that begins before an entity's date of initial application. First Financial does not anticipate this update will have a material impact on its consolidated financial statements.

In December 2011, the FASB issued an update (ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05), which deferred the requirement that companies present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. The deferral will not affect the requirement that companies present items of net income, other comprehensive income and total comprehensive income in either one continuous statement or two consecutive statements. This guidance is effective for interim and annual financial periods beginning after December 15, 2011, with early adoption permitted. First Financial does not anticipate this update will have a material impact on its consolidated financial statements.

BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
BUSINESS COMBINATIONS
Business Combinations

On September 23, 2011, First Financial Bank completed the purchase of 16 Ohio banking centers from Liberty Savings Bank, FSB (Liberty) including $126.5 million of performing loans and $341.9 million of deposits at their estimated fair values. First Financial also acquired $3.8 million of fixed assets at estimated fair value and paid Liberty a $22.4 million net deposit premium. Assets acquired in this transaction are not subject to a loss share agreement. First Financial recorded $17.1 million of goodwill related to this acquisition.

Loans acquired in conjunction with the Liberty banking center acquisition were evaluated for impairment in accordance with FASB ASC Topic 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality. First Financial determined that the acquired loans were not impaired and is accounting for them under FASB ASC Topic 310-20, Receivables-Nonrefundable Fees and Costs.

On December 2, 2011, First Financial Bank completed the purchase of 22 Indiana-based retail banking centers from Flagstar Bank, FSB (Flagstar) and assumed approximately $464.7 million of deposits at their estimated fair value. First Financial also acquired $6.6 million of fixed assets at estimated fair value and paid Flagstar a $22.5 million net deposit premium. Assets acquired in this transaction are not subject to a loss share agreement. First Financial recorded $26.1 million of goodwill related to this acquisition.

The Liberty and Flagstar banking center acquisitions were accounted for in accordance with FASB ASC Topic 805, Business Combinations. Fair values are subject to refinement for up to one year after the closing date of the acquisition (the measurement period) as information relative to closing date fair values becomes available.

On July 31, 2009, First Financial Bank, N.A. (First Financial Bank), a wholly owned subsidiary of First Financial Bancorp, entered into a purchase and assumption agreement (Peoples Agreement) with the FDIC, as receiver, pursuant to which First Financial acquired certain assets and assumed substantially all of the deposits and certain liabilities of Peoples Community Bank (Peoples).

On September 18, 2009, First Financial Bank entered into separate purchase and assumption agreements (Irwin Agreements) with the FDIC, as receiver, pursuant to which First Financial acquired certain assets and assumed substantially all of the deposits and certain liabilities of Irwin Union Bank and Trust Company (Irwin Union Bank) and Irwin Union Bank, F.S.B. (Irwin FSB). Irwin Union Bank and Irwin FSB are collectively referred to herein as Irwin.

In connection with both the Peoples and Irwin acquisitions, First Financial Bank entered into loss sharing agreements with the FDIC that covers single family residential mortgage loans, commercial real estate and commercial and industrial loans, and OREO acquired through foreclosure, all of which are referred to collectively as covered assets.

GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill and Other Intangible Assets

Goodwill. Assets and liabilities of acquired entities are recorded at their estimated fair values as of the acquisition date and are subject to refinement for up to one year as additional information relative to initial estimated fair value data becomes available. The excess cost of the acquisition over the fair value of net assets acquired is recorded as goodwill. First Financial recorded additions to goodwill in 2011 related to the Liberty and Flagstar banking center acquisitions. First Financial expects all of the goodwill resulting from these acquisitions to be deductible for tax purposes.

Changes in the carrying amount of goodwill for the year ended December 31, 2011 are shown below.

(Dollars in thousands)
Balance at December 31, 2010	$51,820
Goodwill acquired:
Liberty banking center acquisition	17,102
Flagstar banking center acquisition	26,128
Balance at December 31, 2011	$95,050

Goodwill is not amortized, but is measured for impairment on an annual basis as of October 1 of each year or whenever events or changes in circumstances indicate that the fair value of a reporting unit may be below its carrying value.  First Financial performed its annual impairment test as of October 1, 2011, and no impairment was indicated.

Other intangible assets. Other intangible assets primarily consist of core deposit intangibles.

Core deposit intangibles are recorded at their estimated fair value as of acquisition and are then amortized on an accelerated basis over their estimated useful lives. First Financial recorded $4.0 million of core deposit intangibles associated with the Liberty banking center acquisition and $3.0 million of core deposit intangibles associated with the Flagstar banking center acquisition during 2011, contributing to a total of $9.9 million of core deposit intangibles as of December 31, 2011. As of December 31, 2010, core deposit intangibles were $4.1 million. First Financial's core deposit intangibles have an estimated weighted average remaining life of 8.9 years as of December 31, 2011. Amortization expense recognized on intangible assets for 2011, 2010, and 2009 was $1.2 million, $1.3 million, and $0.3 million, respectively.

RESTRICTIONS ON CASH AND DUE FROM BANK ACCOUNTS	12 Months Ended
Dec. 31, 2011
Restrictions On Cash And Due From Bank Accounts [Abstract]
Restrictions On Cash And Due From Bank Accounts [Text Block]
Restrictions On Cash And Due From Bank Accounts

First Financial's bank subsidiary is required to maintain average reserve balances either in the form of vault cash or reserves held on deposit with the Federal Reserve Bank, Federal Home Loan Bank, or in pass-through reserve accounts with correspondent banks. The average amounts of these required reserve balances, based upon the average level of First Financial's transaction accounts, for 2011 and 2010 were approximately $33.3 million and $30.6 million, respectively.

RESTRICTIONS ON SUBSIDIARY DIVIDENDS, LOANS, OR ADVANCES (Subsidiaries [Member])	12 Months Ended
Dec. 31, 2011
Subsidiaries [Member]
Restrictions on Subsidiary Dividends, Loans or Advances [Line Items]
Restrictions on Subsidiary Dividends, Loans and Advances [Text Block]
Restrictions on subsidiary dividends, loans, or advances

Dividends paid by First Financial to its shareholders are principally funded through dividends paid to First Financial by its subsidiaries. However, certain restrictions exist regarding the ability of bank subsidiaries to transfer funds to First Financial in the form of cash dividends, loans, or advances. The approval of the subsidiaries' respective primary federal regulators is required for First Financial's subsidiaries to pay dividends in excess of regulatory limitations, which is equal to the net income of the current year through the dividend date, combined with its retained net income of the preceding two years. As of December 31, 2011, First Financial's subsidiaries had retained earnings of $350.4 million of which $214.9 million was available for distribution to First Financial without prior regulatory approval.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
Commitments And Contingencies

In the normal course of business, First Financial offers a variety of financial instruments with off-balance-sheet risk to its clients to aid them in meeting their requirements for liquidity and credit enhancement. These financial instruments include standby letters of credit and outstanding commitments to extend credit.  GAAP does not require these financial instruments to be recorded in the Consolidated Balance Sheets, Consolidated Statements of Income, Consolidated Statements of Changes in Shareholders’ Equity, and Consolidated Statements of Cash Flows.

First Financial’s exposure to credit loss, in the event of nonperformance by the other party to the financial instrument for standby letters of credit, and outstanding commitments to extend credit, is represented by the contractual amounts of those instruments.  First Financial uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

Letters of credit. These transactions are conditional commitments issued by First Financial to guarantee the performance of a client to a third party.  First Financial’s portfolio of standby letters of credit consists primarily of performance assurances made on behalf of clients who have a contractual commitment to produce or deliver goods or services.  The risk to First Financial arises from its obligation to make payment in the event of the clients’ contractual default to produce the contracted good or service to a third party.  First Financial has issued letters of credit (including standby letters of credit) aggregating $20.0 million and $17.6 million at December 31, 2011, and December 31, 2010, respectively. Management conducts regular reviews of these instruments on an individual client basis.

Loan commitments. Commitments to extend credit are agreements to lend to a client as long as there is no violation of any condition established in the commitment.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.  First Financial evaluates each client’s creditworthiness on an individual basis.  The amount of collateral obtained, if deemed necessary by First Financial upon extension of credit, is based on management’s credit evaluation of the client.  The collateral held varies, but may include securities, real estate, inventory, plant, or equipment.  First Financial had commitments outstanding to extend credit totaling $1.2 billion at December 31, 2011, and $1.0 billion at December 31, 2010.

First Financial utilizes the allowance for loan and lease losses methodology to maintain a reserve that it considers sufficient to absorb probable losses inherent in standby letters of credit and outstanding loan commitments. For further detail on the allowance for loan and lease losses methodology, see Note 1 – Summary of Significant Accounting Policies.

Contingencies/Litigation – First Financial and its subsidiaries are from time to time engaged in various matters of litigation, other assertions of improper or fraudulent loan practices or lending violations, and other matters, and have a number of unresolved claims pending. In addition, as part of the ordinary course of business, First Financial and its subsidiaries are parties to litigation involving claims to the ownership of funds in particular accounts, the collection of delinquent accounts, challenges to security interests in collateral, and foreclosure interests, that is incidental to our regular business activities. While the ultimate liability with respect to these other litigation matters and claims cannot be determined at this time, First Financial believes that damages, if any, and other amounts relating to pending matters are not likely to be material to its consolidated financial position or results of operations. Reserves are established for these various matters of litigation, when appropriate under FASB ASC Topic 450, Contingencies, based in part upon the advice of legal counsel.

INVESTMENTS	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS
Investment Securities

The following is a summary of held-to-maturity and available-for-sale investment securities as of December 31, 2011.

	Held-to-Maturity				Available-for-Sale
(Dollars in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Market Value	Amortized Cost	Unrealized Gains	Unrealized Losses	Market Value
Securities of U.S. government agencies and corporations	$0	$0	$0	$0	$45,757	$433	$0	$46,190
Mortgage-backed securities	90	2	0	92	1,344,015	21,394	(2,031)	1,363,378
Obligations of state and other political subdivisions	2,574	227	0	2,801	9,270	121	(5)	9,386
Other securities	0	0	0	0	22,448	530	(86)	22,892
Total	$2,664	$229	$0	$2,893	$1,421,490	$22,478	$(2,122)	$1,441,846

The following is a summary of held-to-maturity and available-for-sale investment securities as of December 31, 2010.

	Held-to-Maturity				Available-for-Sale
	Amortized	Unrealized	Unrealized	Market	Amortized	Unrealized	Unrealized	Market
(Dollars in thousands)	Cost	Gains	Losses	Value	Cost	Gains	Losses	Value
U.S. Treasuries	$13,959	$390	$(18)	$14,331	$0	$0	$0	$0
Securities of U.S. government agencies and corporations	0	0	0	0	105,028	957	0	105,985
Mortgage-backed securities	118	4	0	122	775,867	15,513	(2,630)	788,750
Obligations of state and other political subdivisions	3,329	284	0	3,613	13,708	207	(91)	13,824
Other securities	0	0	0	0	9,943	614	(6)	10,551
Total	$17,406	$678	$(18)	$18,066	$904,546	$17,291	$(2,727)	$919,110

During the year ended December 31, 2011, First Financial sold available-for-sale securities with a fair value of $162.6 million at the date of sale and recorded a $2.5 million pre-tax gain. The investment gain after taxes was $1.6 million for the year ended December 31, 2011.

During the year ended December 31, 2010, no available-for-sale securities were sold.

During the year ended December 31, 2009, First Financial sold available-for-sale securities with a fair value of $152.8 million at the date of sale and recorded a $3.3 million net pre-tax gain. There was a net investment gain after taxes of $2.1 million for the year ended December 31, 2009.

The carrying value of investment securities pledged as collateral to secure public deposits, repurchase agreements, and for other purposes as required by law totaled $757.4 million at December 31, 2011, and $671.2 million at December 31, 2010.

The amortized cost and market value of investment securities, including mortgage-backed securities at December 31, 2011, by estimated lives, are shown in the table that follows. The estimated lives on mortgage-backed securities may differ from contractual maturities as issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

The following is a summary of investment securities by estimated maturity as of December 31, 2011.

	Held-to-Maturity		Available-for-Sale
(Dollars in thousands)	Amortized Cost	Market Value	Amortized Cost	Market Value
Due in one year or less	$294	$296	$38,331	$38,619
Due after one year through five years	1,329	1,392	836,507	853,883
Due after five years through ten years	197	230	170,743	172,523
Due after ten years	844	975	375,909	376,821
Total	$2,664	$2,893	$1,421,490	$1,441,846

The following tables present the age of gross unrealized losses and associated fair value by investment category.

	December 31, 2011
	Less than 12 Months		12 Months or More		Total
(Dollars in thousands)	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Mortgage-backed securities	$343,883	$1,938	$29,562	$93	$373,445	$2,031
Obligations of state and other political subdivisions	0	0	2,278	5	2,278	5
Other securities	9,133	86	17	0	9,150	86
Total	$353,016	$2,024	$31,857	$98	$384,873	$2,122

	December 31, 2010
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollars in thousands)	Value	Loss	Value	Loss	Value	Loss
U.S. Treasuries	$2,334	$18	$0	$0	$2,334	$18
Mortgage-backed securities	280,445	2,538	1,336	92	281,781	2,630
Obligations of state and other political subdivisions	0	0	2,194	91	2,194	91
Other securities	2,217	6	17	0	2,234	6
Total	$284,996	$2,562	$3,547	$183	$288,543	$2,745

Unrealized losses on debt securities are generally due to higher current market yields relative to the yields of the debt securities at their amortized cost.  All securities with unrealized losses are reviewed quarterly to determine if any impairment is considered other than temporary, requiring a write-down to fair market value. First Financial considers the percentage loss on a security, duration of the loss, average life or duration of the security, credit rating of the security, payment performance, and the Company’s intent and ability to hold the security when determining whether any impairment is other than temporary. At this time First Financial does not intend to sell, and it is not more likely than not that the Company will be required to sell debt security issues temporarily impaired prior to maturity or recovery of book value. First Financial had no other than temporary impairment charges for the years ended December 31, 2011 and 2010.

For further detail on the fair value of investment securities, see Note 22 – Fair Value Disclosures.

DERIVATIVES	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES
Derivatives

The use of derivative instruments allows First Financial to meet the needs of its clients while managing the interest-rate risk associated with certain transactions.  First Financial’s board of directors has authorized the use of certain derivative products, including interest rate caps, floors, and swaps.  First Financial does not use derivatives for speculative purposes and currently does not have any derivatives that are not designated as hedges.

The following table summarizes the derivative financial instruments utilized by First Financial by the nature of the underlying asset or liability:

	Fair Value Hedges
(Dollars in thousands)	December 31,
	2011	2010
Instruments associated with loans:
Total notional value	$775,328	$578,959

While authorized to use a variety of derivative products, First Financial primarily utilizes interest rate swaps as a means to offer borrowers credit-based products that meet their needs and may from time to time utilize interest rate swaps to manage the macro interest rate risk profile of the Company. These agreements establish the basis on which interest rate payments are exchanged with counterparties and are referred to as the notional amount. As only interest rate payments are exchanged, cash requirements and credit risk are significantly less than the notional amount and the Company’s credit risk exposure is limited to the market value of the instrument.

First Financial manages this market value credit risk through counterparty credit policies. These policies require the Company to maintain a total derivative notional position of less than 35% of assets, total credit exposure of less than 3% of capital, and no single counterparty credit risk exposure greater than $20.0 million. The Company is currently well below all single counterparty and portfolio limits. At December 31, 2011, the Company had a total counterparty notional amount outstanding of approximately $396.4 million, spread among seven counterparties, with an outstanding liability from these contracts of $27.3 million. At December 31, 2010, First Financial had a total counterparty notional amount outstanding of $300.1 million, spread among six counterparties, with an outstanding liability from these contracts of $17.0 million.

In connection with its use of derivative instruments, First Financial is required from time to time to post cash collateral with its counterparties to offset its market position.  Derivative collateral balances were $24.4 million, and $12.5 million at December 31, 2011, and December 31, 2010, respectively. First Financial classifies the derivative cash collateral outstanding with its counterparties as an adjustment to the fair value of the derivative contracts within accrued interest and other liabilities in the Consolidated Balance Sheets.

The following table summarizes the derivative financial instruments utilized by First Financial and their balances:

		December 31, 2011			December 31, 2010
			Estimated Fair Value			Estimated Fair Value
(Dollars in thousands)	Balance Sheet Location	Notional Amount	Gain	Loss	Notional Amount	Gain	Loss
Fair Value Hedges
Pay fixed interest rate swaps with counterparty	Accrued interest and other liabilities	$17,456	$0	$(2,263)	$21,301	$0	$(2,302)
Matched interest rate swaps with borrower	Accrued interest and other assets	378,936	24,566	0	278,829	14,843	(131)
Matched interest rate swaps with counterparty	Accrued interest and other liabilities	378,936	0	(25,860)	278,829	131	(15,502)
Total		$775,328	$24,566	$(28,123)	$578,959	$14,974	$(17,935)

The following table details the derivative financial instruments, the average remaining maturities and the weighted-average interest rates being paid and received by First Financial at December 31, 2011:

				Weighted-Average Rate
(Dollars in thousands)	Notional Value	Average Maturity (years)	Fair Value	Receive	Pay
Asset conversion swaps
Pay fixed interest rate swaps with counterparty	$17,456	4.3	$(2,263)	2.22%	6.73%
Receive fixed, matched interest rate swaps with borrower	378,936	4.5	24,566	5.64%	3.05%
Pay fixed, matched interest rate swaps with counterparty	378,936	4.5	(25,860)	3.05%	5.64%
Total swap portfolio	$775,328	4.5	$(3,557)	4.30%	4.40%

The accounting for changes in the fair value of derivatives depends on the intended use of the derivative and the resulting designation.  Derivatives used to hedge the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges.  Derivatives used to hedge the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges.

Fair Value Hedges. First Financial utilizes interest rate swaps as a means to offer commercial borrowers products that meet their needs, but are also designed to achieve First Financial’s desired interest rate risk profile at the time.  The fair value hedge agreements generally involve the net receipt by First Financial of floating-rate amounts in exchange for net payments by First Financial, through its loan clients, of fixed-rate amounts over the life of the agreements without an exchange of the underlying principal or notional amount.  This results in First Financial’s loan customers receiving fixed rate funding, while providing First Financial with a floating rate asset.  The net interest receivable or payable on the interest rate swaps is accrued and recognized as an adjustment to the interest income or interest expense of the hedged item.  The fair value of the interest rate swaps is included within accrued interest and other assets on the Consolidated Balance Sheets.  The corresponding fair-value adjustment is also included on the Consolidated Balance Sheets in the carrying value of the hedged item.  Derivative gains and losses not considered effective in hedging the change in fair value of the hedged item are recognized immediately in income.

The following table details the location and amounts recognized for fair value hedges:

		Decrease to Interest Income
(Dollars in thousands)		Years Ended
Derivatives in fair value hedging relationships	Location of change in fair value derivative	December 31,
		2011	2010
Interest Rate Contracts
Loans	Interest Income - Loans	$(891)	$(1,004)
Total		$(891)	$(1,004)

Cash Flow Hedges. First Financial may utilize interest rate swaps designated as cash flow hedges to manage the variability of cash flows, primarily net interest income, attributable to changes in interest rates.  The net interest receivable or payable on an interest rate swap designated as a cash flow hedge is accrued and recognized as an adjustment to interest income or interest expense.  The fair value of the interest rate swaps is included within accrued interest and other assets on the Consolidated Balance Sheets.  Changes in the fair value of the interest rate swaps are included in accumulated comprehensive income (loss).  Derivative gains and losses not considered effective in hedging the cash flows related to the underlying loans, if any, would be recognized immediately in income.

Effective March 30, 2009, First Financial executed a cash flow hedge utilizing an interest rate swap to hedge against interest rate volatility on $20.0 million of floating rate trust preferred securities based on the London Inter-Bank Offered Rate (LIBOR).  The interest rate swap involved the receipt by First Financial of variable-rate interest amounts in exchange for fixed-rate interest payments by First Financial for a period of 10 years. This interest rate swap effectively fixed the rate of interest on the floating rate trust preferred securities at 6.20% for the 10 year life of the swap.

First Financial terminated the $20.0 million trust preferred interest rate swap during the fourth quarter of 2010 in the course of its normal interest rate risk and balance sheet management activities.  Terminating the trust preferred interest rate swap resulted in a $0.6 million pre-tax loss that was included in accumulated comprehensive income (loss) on the Consolidated Balance Sheets. Due to the early redemption of the trust preferred securities, the remaining balance of the unrecognized loss of $0.6 million was recognized in noninterest expense in the second quarter of 2011. First Financial had no derivative instruments designated as cash flow hedges at December 31, 2011.

LOANS (excluding covered loans)	12 Months Ended
Dec. 31, 2011
Loans, Excluding Covered Loans [Abstract]
LOANS (excluding covered loans)
Loans (Excluding Covered Loans)

Commercial loans are made to all types of businesses for a variety of purposes. First Financial works with businesses to meet their shorter term working capital needs while also providing long-term financing for their business plans. Credit risk is managed through standardized loan policies, established and authorized credit limits, centralized portfolio management and the diversification of market area and industries. The overall strength of the borrower is evaluated through the credit underwriting process and includes a variety of analytical activities including the review of historical and projected cash flows, historical financial performance, financial strength of the principals and guarantors, and collateral values, where applicable.  Additionally, First Financial offers lease and equipment financing to small and mid-size companies in various industries with significant diversity in the types of underlying equipment.

First Financial's commercial lending activities also include equipment and leasehold improvement financing for franchisees, principally quick service and casual dining restaurants. The underwriting of these loans incorporates basic credit proficiencies combined with knowledge of select franchise concepts to measure the creditworthiness of proposed multi-unit borrowers. The focus is on a limited number of concepts that have sound economics, low closure rates, and brand awareness within specified local, regional, or national markets. Loan terms for equipment are generally up to 84 months fully amortizing and up to 180 months on real estate.

Commercial real estate loans are secured by a mortgage lien on the real property. The credit underwriting for both owner-occupied and investor income producing real estate loans includes detailed market analysis, historical and projected cash flow analysis, appropriate equity margins, assessment of lessees and lessors, type of real estate and other analysis. Risk of loss is managed by adherence to standard loan policies that establish certain levels of performance prior to the extension of a loan to the borrower. Market diversification within First Financial’s service area, as well as a diversification by industry, are other means by which the risk of loss is managed by First Financial.

The majority of residential real estate loans originated by the Bank conform to secondary market underwriting standards and are sold within a short timeframe to unaffiliated third parties, including the future servicing rights to the loans. The credit underwriting standards for these loans require a certain level of documentation, verifications, valuation, and overall credit performance of the borrower.

Consumer loans are primarily loans made to individuals. Types of consumer loans include new and used vehicle loans, second mortgages on residential real estate, and unsecured loans. Risk elements in the consumer loan portfolio are primarily focused on the borrower’s cash flow and credit history, key indicators of the borrower's ability to repay. A certain level of security is provided through liens on automobile titles and second mortgage liens, where applicable. Home equity lines of credit consist mainly of revolving lines of credit secured by residential real estate. Home equity lines of credit are generally governed by the same lending policies and subject to the same credit risk as described previously for residential real estate loans. Economic conditions that affect consumers in First Financial’s markets have a direct impact on the credit quality of these loans. Higher levels of unemployment, lower levels of income growth and weaker economic growth are factors that may adversely impact consumer loan credit quality.

Delinquency. Loans are considered past due or delinquent when the contractual principal or interest due in accordance with the terms of the loan agreement or any portion thereof remains unpaid after the due date of the scheduled payment.

Loan delinquency, including nonaccrual loans, was as follows:

	As of December 31, 2011
(Dollars in thousands)	30 – 59 Days past due	60 – 89 Days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$2,964	$96	$7,473	$10,533	$846,448	$856,981	$0
Real estate - construction	47	0	17,004	17,051	97,923	114,974	0
Real estate - commercial	4,940	2,102	16,654	23,696	1,209,371	1,233,067	0
Real estate - residential	8,602	236	7,012	15,850	272,130	287,980	0
Installment	437	53	355	845	66,698	67,543	0
Home equity	1,304	246	1,637	3,187	355,773	358,960	0
Other	495	231	191	917	48,025	48,942	191
Total	$18,789	$2,964	$50,326	$72,079	$2,896,368	$2,968,447	$191

	As of December 31, 2010
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$2,241	$1,573	$11,684	$15,498	$784,755	$800,253	$0
Real estate - construction	1,754	3,782	8,973	14,509	149,034	163,543	0
Real estate - commercial	3,202	3,979	16,435	23,616	1,116,315	1,139,931	0
Real estate - residential	7,671	1,930	5,127	14,728	254,445	269,173	0
Installment	456	48	120	624	69,087	69,711	0
Home equity	1,260	392	2,166	3,818	337,492	341,310	0
Other	366	176	370	912	31,260	32,172	370
Total	$16,950	$11,880	$44,875	$73,705	$2,742,388	$2,816,093	$370

Nonaccrual. Loans are classified as nonaccrual when, in the opinion of management, collection of principal or interest is doubtful or when principal or interest payments are 90 days or more past due. Generally, loans are placed on nonaccrual status due to the continued failure to adhere to contractual payment terms by the borrower coupled with other pertinent factors, such as, insufficient collateral value. The accrual of interest income is discontinued and previously accrued, but unpaid interest is reversed when a loan is placed in nonaccrual status. Any payments received while a loan is on nonaccrual status are applied as a reduction to the carrying value of the loan. A loan may be placed back on accrual status if all contractual payments have been received and collection of future principal and interest payments is no longer doubtful.

Troubled Debt Restructurings. A loan modification is considered a TDR when two conditions are met: 1) the borrower is experiencing financial difficulty and 2) concessions are made by the Company that would not otherwise be considered for a borrower with similar credit characteristics. The most common types of modifications include interest rate reductions, maturity extensions, and modifications to principal amortization including interest only structures. Modified terms are dependent upon the financial position and needs of the individual borrower. If the modification agreement is violated, the loan is handled by the Company’s credit administration group for resolution, which may result in foreclosure in the case of real estate.

TDRs are generally classified as nonaccrual for a minimum period of six months and may qualify for return to accrual status once they have demonstrated performance with the restructured terms of the loan agreement.

First Financial had 78 TDRs totaling $22.1 million at December 31, 2011, including $4.0 million of loans on accrual status and $18.1 million of loans classified as nonaccrual. First Financial has no commitments outstanding to lend additional funds to borrowers whose loan terms have been modified in TDRs. At December 31, 2011, the allowance for loan and lease losses included reserves of $4.3 million related to TDRs. For the year ended December 31, 2011, First Financial charged off $3.0 million for the portion of TDRs determined to be uncollectible.

At December 31, 2011, approximately $1.3 million of the accruing TDRs have been performing in accordance with the restructured terms for more than one year.

The following table provides information on TDRs during 2011.

	Year Ended December 31,
	2011
	Total TDRs
(Dollars in thousands)	Number of Loans	Pre-Modification Loan Balance	Period End Balance
Commercial	4	$2,675	$2,673
Real estate - construction	1	1,193	1,193
Real estate - commercial	9	3,251	3,150
Real estate - residential	16	1,790	1,811
Installment	2	114	114
Home equity	1	101	101
Total	33	$9,124	$9,042

The following table provides information on how TDRs were modified during 2011.

Year Ended December 31,
(Dollars in thousands)	2011 (2)
Extended Maturities	$3,539
Adjusted Interest Rates	338
Combination of Rate and Maturity Changes	1,487
Forbearance	3,563
Other (1)	115
Total	$9,042
 __________________________________________
(1) Other includes covenant modifications and other concessions or combination of concessions that do not consist of interest rate adjustments, forbearance, and maturity extensions.
(2) Balances are as of period end.

First Financial considers repayment performance as an indication of the effectiveness of the Company's loan modifications. First Financial considers a borrower that is 90 days or more past due on any principal or interest payments for a TDR, or who prematurely terminates a restructured loan agreement without paying off the contractual principal balance (for example, in a deed-in-lieu arrangement), to be in payment default of the terms of the TDR agreement.

The following tables provide information on TDRs for which there was a payment default during the period that occurred within twelve months of the loan modification.

	Year Ended December 31,
	2011
(Dollars in thousands)	Number of Loans	Period End Balance
Commercial	0	$0
Real estate - construction	1	6,229
Real estate - commercial	3	2,274
Real estate - residential	2	255
Installment	0	0
Home equity	0	0
Total	6	$8,758

Impaired Loans. Loans placed in nonaccrual status and TDRs are considered impaired. The following table provides information on nonaccrual, TDRs, and impaired loans as of December 31:

(Dollars in thousands)	2011	2010	2009
Principal balance
Nonaccrual loans
Commercial	$7,809	$13,729	$13,798
Real estate-construction	10,005	12,921	35,604
Real estate-commercial	28,349	28,342	15,320
Real estate-residential	5,692	4,607	3,993
Installment	371	150	618
Home equity	2,073	2,553	2,324
Nonaccrual loans	54,299	62,302	71,657
Troubled debt restructurings
Accruing	4,009	3,508	679
Nonaccrual	18,071	14,105	5,446
Total troubled debt restructurings	22,080	17,613	6,125
Total impaired loans	$76,379	$79,915	$77,782

Interest income effect
Gross amount of interest that would have been recorded under original terms	$5,500	$5,462	$4,576
Interest included in income
Nonaccrual loans	468	1,772	$2,384
Troubled debt restructurings	299	521	$35
Total interest included in income	767	2,293	$2,419
Net impact on interest income	$4,733	$3,169	$2,157

Commitments outstanding to borrowers with nonaccrual loans	$0	$77	$4

First Financial individually reviews all impaired commercial loan relationships greater than $250,000, as well as consumer loan troubled debt restructurings greater than $100,000, to determine if a specific allowance based on the borrower’s overall financial condition, resources and payment record, support from guarantors, and the realizable value of any collateral is necessary. Specific allowances are based on discounted cash flows using the loan's initial effective interest rate or the fair value of the collateral for certain collateral dependent loans.

First Financial's investment in impaired loans was as follows:

	As of December 31, 2011
(Dollars in thousands)	Current Balance	Contractual Principal Balance	Related Allowance	Average Current Balance	YTD Interest Income Recognized
Loans with no related allowance recorded
Commercial	$6,351	$8,387	$0	$7,337	$62
Real estate - construction	6,289	11,129	0	5,657	2
Real estate - commercial	14,999	22,718	0	18,306	249
Real estate - residential	8,639	9,580	0	6,848	66
Installment	485	526	0	356	5
Home equity	2,073	2,206	0	2,337	10

Loans with an allowance recorded
Commercial	4,131	4,267	3,205	3,683	15
Real estate - construction	11,098	13,905	2,578	13,731	92
Real estate - commercial	19,521	26,357	6,441	15,484	225
Real estate - residential	2,692	2,705	313	3,630	37
Installment	0	0	0	15	1
Home equity	101	101	2	81	3

Total
Commercial	10,482	12,654	3,205	11,020	77
Real estate - construction	17,387	25,034	2,578	19,388	94
Real estate - commercial	34,520	49,075	6,441	33,790	474
Real estate - residential	11,331	12,285	313	10,478	103
Installment	485	526	0	371	6
Home equity	2,174	2,307	2	2,418	13
Total	$76,379	$101,881	$12,539	$77,465	$767

	As of December 31, 2010
(Dollars in thousands)	Current Balance	Contractual Principal Balance	Related Allowance	Average Current Balance	Interest Income Recognized
Loans with no related allowance recorded
Commercial	$9,375	$12,008	$0	$7,432	$228
Real estate - construction	4,925	8,458	0	9,935	98
Real estate - commercial	17,431	21,660	0	14,113	804
Real estate - residential	5,854	6,447	0	6,611	84
Installment	150	179	0	336	6
Home equity	2,553	3,345	0	2,188	74

Loans with an allowance recorded
Commercial	4,354	6,090	2,017	10,423	77
Real estate - construction	14,407	18,261	3,716	11,063	378
Real estate - commercial	16,693	19,799	4,347	13,391	392
Real estate - residential	4,173	4,264	336	2,727	152

Total
Commercial	13,729	18,098	2,017	17,855	305
Real estate - construction	19,332	26,719	3,716	20,998	476
Real estate - commercial	34,124	41,459	4,347	27,504	1,196
Real estate - residential	10,027	10,711	336	9,338	236
Installment	150	179	0	336	6
Home equity	2,553	3,345	0	2,188	74
Total	$79,915	$100,511	$10,416	$78,219	$2,293

Credit Quality. To facilitate the monitoring of credit quality for commercial loans, and for purposes of determining an appropriate allowance for loan and lease losses, First Financial utilizes the following categories of credit grades:

Pass - Higher quality loans that do not fit any of the other categories described below.

Special Mention - First Financial assigns a Special Mention rating to loans and leases with potential weaknesses that deserve management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or lease or in First Financial's credit position at some future date.

Substandard - First Financial assigns a substandard rating to loans or leases that are inadequately protected by the current sound financial worth and paying capacity of the borrower or of the collateral pledged, if any. Substandard loans and leases have well-defined weaknesses that jeopardize repayment of the debt. Substandard loans and leases are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not addressed.

Doubtful - First Financial assigns a doubtful rating to loans and leases with all the attributes of a substandard rating with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. The possibility of loss is extremely high, but because of certain important and reasonably specific pending factors that may work to the advantage and strengthening of the credit quality of the loan or lease, its classification as an estimated loss is deferred until its more exact status may be determined. Pending factors include proposed merger, acquisition, or liquidation procedures, capital injection, perfecting liens on additional collateral and refinancing plans.

The credit grades described above, which are derived from standard regulatory rating definitions, are assigned upon initial approval of credit to borrowers and updated periodically thereafter.

First Financial considers repayment performance as the best indicator of credit quality for consumer loans. Consumer loans that have principal and interest payments that are past due by ninety days or more are generally classified as nonperforming. Additionally, consumer loans that have been modified in a troubled debt restructuring are classified as nonperforming unless such loans have a sustained repayment performance of six months or greater and are reasonably assured of repayment in accordance with the restructured terms. All other consumer loans and leases are classified as performing.

Commercial and consumer credit exposure by risk attribute was as follows:

	As of December 31, 2011
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$799,471	$89,072	$1,110,718	$1,999,261
Special Mention	37,547	1,751	28,994	68,292
Substandard	19,435	24,151	93,355	136,941
Doubtful	528	0	0	528
Total	$856,981	$114,974	$1,233,067	$2,205,022

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$279,958	$67,136	$356,887	$48,942	$752,923
Nonperforming	8,022	407	2,073	0	10,502
Total	$287,980	$67,543	$358,960	$48,942	$763,425

	As of December 31, 2010
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$731,932	$115,988	$979,023	$1,826,943
Special Mention	36,453	4,829	63,618	104,900
Substandard	31,557	42,726	97,290	171,573
Doubtful	311	0	0	311
Total	$800,253	$163,543	$1,139,931	$2,103,727

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$262,654	$69,561	$338,757	$32,172	$703,144
Nonperforming	6,519	150	2,553	0	9,222
Total	$269,173	$69,711	$341,310	$32,172	$712,366

OREO. OREO is comprised of properties acquired by the Company through the loan foreclosure or repossession process, or other resolution activities that result in partial or total satisfaction of problem loans. The acquired properties are recorded at the lower of cost, or fair value less estimated costs of disposal (net realizable value), upon acquisition. Losses arising at the time of acquisition of such properties are charged against the allowance for loan and lease losses. Subsequent write-downs in the carrying value of OREO properties are expensed as incurred. Improvements to the properties may be capitalized if the improvements contribute to the overall value of the property, but may not be capitalized in excess of the net realizable value of the property.

Changes in OREO were as follows:

	Years Ended December 31,
(Dollars in thousands)	2011	2010	2009
Balance at beginning of year	$17,907	$4,145	$4,028
Additions
Commercial	1,328	17,520	3,074
Residential	2,904	1,130	3,062
Total additions	4,232	18,650	6,136
Disposals
Commercial	3,916	2,315	3,237
Residential	2,536	1,674	2,428
Total disposals	6,452	3,989	5,665
Write-downs
Commercial	4,042	727	55
Residential	328	172	299
Total write-downs	4,370	899	354
Balance at end of year	$11,317	$17,907	$4,145

LOANS (covered)	12 Months Ended
Dec. 31, 2011
Covered Loans [Abstract]
LOANS (covered)
Loans (covered)

First Financial evaluates purchased loans for impairment in accordance with the provisions of FASB ASC Topic 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality. The cash flows expected to be collected on purchased loans are estimated based upon the expected remaining life of the underlying loans, which includes the effects of estimated prepayments. Purchased loans are considered impaired if there is evidence of credit deterioration since origination and if it is probable that not all contractually required payments will be collected. First Financial is accounting for the majority of loans purchased in the Peoples and Irwin acquisitions under FASB ASC Topic 310-30 except loans with revolving privileges, which are outside the scope of this guidance, and loans for which cash flows could not be estimated, which are accounted for under the cost recovery method. Purchased impaired loans are not classified as nonperforming assets as the loans are considered to be performing under FASB ASC Topic 310-30. Therefore, interest income, through accretion of the difference between the carrying value of the loans and the expected cash flows is being recognized on all purchased loans being accounted for under FASB ASC Topic 310-30.

The following table reflects the carrying value of all purchased impaired and nonimpaired covered loans:

	December 31, 2011			December 31, 2010
(Dollars in thousands)	Loans Accounted For Under FASB ASC Topic 310-30	Loans excluded from FASB ASC Topic 310-30 (1)	Total Purchased Loans	Loans Accounted For Under FASB ASC Topic 310-30	Loans Excluded From FASB ASC Topic 310-30 (1)	Total Purchased Loans
Commercial	$182,625	$13,267	$195,892	$295,600	$38,439	$334,039
Real estate - construction	17,120	0	17,120	42,743	0	42,743
Real estate - commercial	627,257	9,787	637,044	837,942	17,783	855,725
Real estate - residential	121,117	0	121,117	147,052	0	147,052
Installment	12,123	1,053	13,176	19,560	1,511	21,071
Home equity	4,146	60,832	64,978	7,241	66,454	73,695
Other covered loans	0	3,917	3,917	0	7,168	7,168
Total covered loans	$964,388	$88,856	$1,053,244	$1,350,138	$131,355	$1,481,493

(1) Includes loans with revolving privileges which are scoped out of FASB ASC Topic 310-30 and certain loans which First Financial elected to treat under the cost recovery method of accounting.

The outstanding balance of all loans accounted for under FASB ASC Topic 310-30, including contractual principal, interest, fees, and penalties, was $1.6 billion and $2.2 billion as of December 31, 2011 and December 31, 2010, respectively.

Changes in the carrying amount of accretable yield for loans accounted for under FASB ASC Topic 310-30 for the years ended December 31 were as follows:

(Dollars in thousands)	2011	2010	2009
Balance at beginning of period (1)	$509,945	$623,669	$0
Additions	0	0	691,266
Reclassification from non-accretable difference	39,079	97,808	0
Accretion	(125,524)	(139,356)	(48,673)
Other net activity (2)	(79,090)	(72,176)	(18,924)
Balance at end of period	$344,410	$509,945	$623,669

(1)   Excludes loans with revolving privileges which are scoped out of FASB Topic 310-30 and certain loans which First Financial elected to treat under the cost recovery method.
(2)   Includes the impact of loan repayments and charge-offs.

First Financial reviewed its forecast of expected cash flows for loans accounted for under FASB ASC Topic 310-30 throughout 2011. The Company recognized improvement in the cash flow expectations related to certain loan pools resulting in the reclassification from nonaccretable to accretable difference of $39.1 million and $97.8 million during 2011 and 2010, respectively. These reclassifications resulted in yield adjustments on these loan pools on a prospective basis. The Company also recognized declines in the cash flow expectations of certain loan pools. Any decline in expected cash flows for a pool of loans is considered impairment and recorded as provision expense, and a related allowance for loan and lease losses on covered loans, on a discounted basis during the period. Improved cash flow expectations for loan pools that were impaired during prior periods is recorded first as a reversal of previously recorded impairment and then as an increase in prospective yield when all previously recorded impairment has been recaptured. For further detail on impairment and provision expense related to loans accounted for under FASB ASC Topic 310-30, see "Covered Loans" under Note 12 - Allowance for Loan and Lease Losses.

Covered loans are considered past due or delinquent when the contractual principal or interest due in accordance with the terms of the loan agreement or any portion thereof remains unpaid after the due date of the scheduled payment.

Delinquency. Covered loan delinquency, excluding loans accounted for under FASB ASC Topic 310-30, was as follows:

	As of December 31, 2011
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$73	$294	$6,490	$6,857	$6,410	$13,267	$0
Real estate - commercial	184	0	1,870	2,054	7,733	9,787	0
Installment	0	0	0	0	1,053	1,053	0
Home equity	1,344	11	1,679	3,034	57,798	60,832	0
All other	10	6	125	141	3,776	3,917	107
Total	$1,611	$311	$10,164	$12,086	$76,770	$88,856	$107

	As of December 31, 2010
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$880	$419	$13,764	$15,063	$23,376	$38,439	$0
Real estate - commercial	225	62	1,896	2,183	15,600	17,783	0
Installment	0	0	0	0	1,511	1,511	0
Home equity	656	443	1,424	2,523	63,931	66,454	0
All other	87	10	9	106	7,062	7,168	9
Total	$1,848	$934	$17,093	$19,875	$111,480	$131,355	$9

Nonaccrual. Covered loans accounted for under FASB ASC Topic 310-30 are classified as performing, even though they may be contractually past due, as any nonpayment of contractual principal or interest is considered in the periodic re-estimation of expected cash flows and is included in the resulting recognition of current period covered loan loss provision or prospective yield adjustments.

Similar to uncovered loans, covered loans accounted for outside FASB ASC Topic 310-30 are classified as nonaccrual when, in the opinion of management, collection of principal or interest is doubtful or when principal or interest payments are 90 days or more past due. Generally, loans are placed on nonaccrual status due to the continued failure to adhere to contractual payment terms by the borrower coupled with other pertinent factors, such as, insufficient collateral value. The accrual of interest income is discontinued and previously accrued, but unpaid interest is reversed when a loan is placed in nonaccrual status. Any payments received while a loan is in nonaccrual status are applied as a reduction to the carrying value of the loan. A loan may be placed back on accrual status if all contractual payments have been received and collection of future principal and interest payments is no longer doubtful.

Information as to covered nonaccrual loans was as follows:

(Dollars in thousands)	2011	2010	2009
Principal balance
Nonaccrual loans
Commercial	$7,203	$16,190	$8,458
Real estate-commercial	2,192	2,074	5,745
Home equity	1,747	1,491	1,703
All other	18	0	509
Total	$11,160	$19,755	$16,415

Interest income effect
Gross amount of interest that would have been recorded under original terms	$1,020	$1,453	$1,049
Interest included in income	58	398	608
Net impact on interest income	$962	$1,055	$441

Impaired Loans – Covered loans placed on nonaccrual status, excluding loans accounted for under FASB ASC Topic 310-30, are considered impaired. First Financial’s investment in covered impaired loans, excluding loans accounted for under FASB ASC Topic 310-30, was as follows:

	As of December 31, 2011
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	YTD Interest Income Recognized
Loans with no related allowance recorded
Commercial	$7,203	$10,152	$0	$9,873	$47
Real estate - commercial	2,192	4,002	0	2,504	5
Home equity	1,747	2,878	0	1,559	6
All other	18	18	0	9	0
Total	$11,160	$17,050	$0	$13,945	$58

	As of December 31, 2010
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	YTD Interest Income Recognized
Loans with no related allowance recorded
Commercial	$16,190	$18,346	$0	$12,324	$316
Real estate - commercial	2,074	5,412	0	3,910	14
Installment	0	0	0	255	0
Home equity	1,491	3,137	0	1,597	68
Total	$19,755	$26,895	$0	$18,086	$398

Credit Quality – For further discussion of First Financial's monitoring of credit quality for commercial and consumer loans, including discussion of the risk attributes noted below, please see Note 10 - Loans.

Covered commercial and consumer credit exposure by risk attribute was as follows:

	As of December 31, 2011
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$113,201	$2,506	$340,889	$456,596
Special Mention	22,468	3,597	63,880	89,945
Substandard	52,103	11,017	230,870	293,990
Doubtful	8,120	0	1,405	9,525
Total	$195,892	$17,120	$637,044	$850,056

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$121,117	$13,176	$63,231	$3,899	$201,423
Nonperforming	0	0	1,747	18	1,765
Total	$121,117	$13,176	$64,978	$3,917	$203,188

	As of December 31, 2010
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$225,088	$14,021	$476,140	$715,249
Special Mention	35,768	5,743	106,057	147,568
Substandard	60,090	22,979	268,651	351,720
Doubtful	13,093	0	4,877	17,970
Total	$334,039	$42,743	$855,725	$1,232,507

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$147,052	$21,071	$72,204	$7,168	$247,495
Nonperforming	0	0	1,491	0	1,491
Total	$147,052	$21,071	$73,695	$7,168	$248,986

Covered OREO – Covered OREO is comprised of properties acquired by the Company through the loan foreclosure or repossession process, or other resolution activities that result in partial or total satisfaction of problem covered loans. These properties remain subject to loss share agreements whereby the FDIC reimburses First Financial for the majority of any losses incurred. The acquired properties are recorded at the lower of cost or fair value upon acquisition. Losses arising at the time of acquisition of such properties are charged against the allowance for loan and lease losses. Subsequent write-downs in the carrying value of covered OREO properties are expensed as incurred. Improvements to the properties may be capitalized if the improvements contribute to the overall value of the property, but may not be capitalized in excess of the net realizable value of the property.

Changes in covered OREO were as follows:

	Years Ended December 31,
(Dollars in thousands)	2011	2010	2009
Balance at beginning of year	$35,257	$12,916	$0
Additions
Commercial	46,880	22,237	12,916
Residential	2,753	9,827	0
Total additions	49,633	32,064	12,916
Disposals
Commercial	26,693	4,744	0
Residential	7,849	4,536	0
Total disposals	34,542	9,280	0
Write-downs
Commercial	4,407	414	0
Residential	1,123	29	0
Total write-downs	5,530	443	0
Balance at end of year	$44,818	$35,257	$12,916

ALLOWANCE FOR LOAN AND LEASE LOSSES	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
ALLOWANCE FOR LOAN AND LEASE LOSSES
Allowance for Loan and Lease Losses

Uncovered Loans – For each reporting period, management maintains the allowance for loan and lease losses at a level that it considers sufficient to absorb probable loan and lease losses inherent in the portfolio. Management determines the adequacy of the allowance based on historical loss experience as well as other significant factors such as composition of the portfolio, economic conditions, geographic footprint, the results of periodic internal and external evaluations of delinquent, nonaccrual, and classified loans, and any other adverse situations that may affect a specific borrower's ability to repay (including the timing of future payments). This evaluation is inherently subjective as it requires utilizing material estimates that may be susceptible to significant change.

In the commercial portfolio, which includes time and demand notes, tax-exempt loans, and commercial real estate loans, non-homogeneous loan relationships greater than $250,000 that are considered impaired or designated as a TDR are evaluated to determine the need for a specific allowance based on the borrower's overall financial condition, resources and payment record, support from guarantors, and the realizable value of any collateral.

The allowance for non-impaired commercial loans and impaired commercial loan relationships less than $250,000 includes a process of estimating the probable losses inherent in the portfolio by category, based on First Financial's internal system of credit risk ratings and historical loss data. These estimates may also be adjusted for management's estimate of probable losses on specific loan types dependent upon trends in the values of the underlying collateral, delinquent and nonaccrual loans, prevailing economic conditions, changes in lending strategies, and other influencing factors.

With the exception of loans modified as TDRs, consumer loans are evaluated as an asset type within a category (i.e., residential real estate, installment, etc.), as these loans exhibit homogeneous characteristics. The allowance for consumer loans which includes residential real estate, installment, home equity, credit card loans, and overdrafts, is established by estimating losses inherent in each particular category of consumer loans. The estimate of losses is primarily based on historical loss rates for each category, as well as trends in delinquent and nonaccrual loans, prevailing economic conditions, and other significant influencing factors. Consumer loan relationships modified as TDRs greater than $100,000 are individually reviewed to determine if a specific allowance is necessary.

There were no material changes to First Financial's accounting policies or methodology related to the allowance for loan and lease losses during 2011.

First Financial's policy is to charge-off all or a portion of a commercial loan when, in management's opinion, it is unlikely to collect the principal amount owed in full either through payments from the borrower or from the liquidation of collateral.

Changes in the allowance for loan and lease losses for the three years ended December 31 were as follows:

(Dollars in thousands)	2011	2010	2009
Balance at beginning of period	$57,235	$59,311	$35,873
Provision for loan losses	19,210	33,564	56,084
Loans charged off	(25,798)	(38,351)	(34,949)
Recoveries	1,929	2,711	2,303
Balance at end of period	$52,576	$57,235	$59,311

Changes in the allowance for loan and lease losses by loan category as of December 31 were as follows:

	2011
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Residential	Installment	Home Equity	Other	Total
Allowance for loan and lease losses
Balance at beginning of period	$10,138	$8,326	$14,917	$8,907	$1,981	$10,939	$2,027	$57,235
Provision for loan and lease losses	2,825	2,345	13,384	(2,407)	(159)	1,878	1,344	19,210
Gross charge-offs	3,436	6,279	10,382	1,551	526	2,183	1,441	25,798
Recoveries	762	32	309	45	363	117	301	1,929
Total net charge-offs	2,674	6,247	10,073	1,506	163	2,066	1,140	23,869
Ending allowance for loan and lease losses	$10,289	$4,424	$18,228	$4,994	$1,659	$10,751	$2,231	$52,576
Ending allowance on loans individually evaluated for impairment	$3,205	$2,578	$6,441	$313	$0	$2	$0	$12,539
Ending allowance on loans collectively evaluated for impairment	7,084	1,846	11,787	4,681	1,659	10,749	2,231	40,037
Ending allowance for loan and lease losses	$10,289	$4,424	$18,228	$4,994	$1,659	$10,751	$2,231	$52,576
Loans and Leases
Ending balance of loans individually evaluated for impairment	$8,351	$17,387	$30,708	$3,730	$0	$101	$0	$60,277
Ending balance of loans collectively evaluated for impairment	848,630	97,587	1,202,359	284,250	67,543	358,859	48,942	2,908,170
Total loans, excluding covered loans	$856,981	$114,974	$1,233,067	$287,980	$67,543	$358,960	$48,942	$2,968,447

	2010
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Residential	Installment	Home Equity	Other	Total
Allowance for loan and lease losses
Balance at beginning of period	$18,590	$8,143	$15,190	$5,308	$2,159	$8,063	$1,858	$59,311
Provision for loan and lease losses	4,252	8,778	6,836	5,268	457	6,183	1,790	33,564
Gross charge-offs	13,324	8,619	8,191	1,693	1,154	3,499	1,871	38,351
Recoveries	620	24	1,082	24	519	192	250	2,711
Total net charge-offs	12,704	8,595	7,109	1,669	635	3,307	1,621	35,640
Ending allowance for loan and lease losses	$10,138	$8,326	$14,917	$8,907	$1,981	$10,939	$2,027	$57,235
Ending allowance on loans individually evaluated for impairment	$2,017	$3,716	$4,347	$336	$0	$0	$0	$10,416
Ending allowance on loans collectively evaluated for impairment	8,121	4,610	10,570	8,571	1,981	10,939	2,027	46,819
Ending allowance for loan and lease losses	$10,138	$8,326	$14,917	$8,907	$1,981	$10,939	$2,027	$57,235
Loans and Leases
Ending balance of loans individually evaluated for impairment	$12,175	$19,294	$31,260	$5,420	$0	$0	$0	$68,149
Ending balance of loans collectively evaluated for impairment	788,078	144,249	1,108,671	263,753	69,711	341,310	32,172	2,747,944
Total loans, excluding covered loans	$800,253	$163,543	$1,139,931	$269,173	$69,711	$341,310	$32,172	$2,816,093

Covered Loans – In accordance with the accounting guidance for business combinations, there was no allowance brought forward on covered loans as any credit deterioration evident in the loans at the time of acquisition was included in the determination of the fair value of the loans at the acquisition date.

The majority of covered loans are accounted for under FASB ASC Topic 310-30, whereby First Financial is required to periodically re-estimate the expected cash flows on the loans. For purposes of applying the guidance under FASB ASC Topic 310-30, First Financial grouped acquired loans into pools based on common risk characteristics. Generally, a decline in expected cash flows for a pool of loans is referred to as impairment and recorded as provision expense, and a related allowance for loan and lease losses on covered loans, on a discounted basis during the period. Estimated reimbursements due from the FDIC under loss share agreements related to any declines in expected cash flows for a pool of loans are recorded as noninterest income and an increase to the FDIC indemnification asset in the same period. Improvement in expected cash flows for a pool of loans, once any previously recorded impairment is recaptured, is recognized prospectively as an adjustment to the yield on the loans in the pool and a related adjustment to the yield on the FDIC indemnification asset.

First Financial performs periodic valuation procedures to re-estimate the expected cash flows on covered loans accounted for under FASB ASC Topic 310-30 and compare the present value of expected cash flows to the carrying value of the loans at the pool level. In order to estimate expected cash flows, First Financial specifically reviews a sample of these covered loans each period to assist in the determination of appropriate probability of default and loss given default assumptions to be applied to the remainder of the portfolio. The estimate of expected cash flows may also be adjusted for management's estimate of probable losses on specific loan types dependent upon trends in observable market and industry data, such as prepayment speeds and collateral values. These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change.

First Financial continued to update the valuations related to covered loans during 2011 and, as a result of impairment in certain loan pools, recognized total provision expense of $64.1 million and realized net charge-offs of $37.7 million, resulting in an allowance of $42.8 million as of December 31, 2011. During 2010, the Company recognized total provision expense of $63.1 million and realized net charge-offs of $46.7 million, resulting in an ending allowance of $16.5 million.  Additionally, the Company recognized loss share expenses of $12.8 million for 2011 and $1.5 million for 2010 primarily related to losses on covered OREO during the period.  The receivable due from the FDIC under loss share agreements related to the covered provision expense and losses on covered OREO of $60.9 million for 2011 and $51.8 million for 2010 was recognized as FDIC loss sharing income and a corresponding increase to the FDIC indemnification asset.

The allowance for loan and lease losses on covered loans is presented in the tables below:

	December 31, 2011
		Real Estate
(Dollars in thousands)	Commercial	Commercial	Residential	Installment	Total
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	$19,160	$21,930	$1,396	$349	$42,835
Ending allowance on acquired loans outside the scope of ASC 310-30	0	0	0	0	0
Ending allowance on covered loans	$19,160	$21,930	$1,396	$349	$42,835

	December 31, 2010
		Real Estate
(Dollars in thousands)	Commercial	Commercial	Residential	Installment	Total
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	$8,787	$7,213	$232	$261	$16,493
Ending allowance on acquired loans outside the scope of ASC 310-30	0	0	0	0	0
Ending allowance on covered loans	$8,787	$7,213	$232	$261	$16,493

Changes in the allowance for loan and lease losses on covered loans for the two years ended December 31 were as follows:

(Dollars in thousands)	2011	2010
Balance at beginning of year	$16,493	$0
Provision for loan and lease losses	64,081	63,144
Loans charged-off	(45,604)	(46,992)
Recoveries	7,865	341
Balance at end of year	$42,835	$16,493

PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT
Premises and Equipment

Premises and equipment at December 31 were as follows:

(Dollars in thousands)	2011	2010
Land and land improvements	$41,160	$35,487
Buildings	104,835	99,823
Furniture and fixtures	57,857	54,384
Leasehold improvements	11,526	9,160
Construction in progress	13,502	3,951
	228,880	202,805

Less accumulated depreciation and amortization	90,784	84,328
Total	$138,096	$118,477

Rental expense recorded under operating leases in 2011, 2010, and 2009, was $9.5 million, $9.2 million, and $7.7 million, respectively.

First Financial's future minimum lease payments for operating leases are as follows:

(Dollars in thousands)	December 31, 2011
2012	$8,155
2013	7,295
2014	6,302
2015	5,774
2016	4,744
Thereafter	22,955
Total	$55,225

BORROWINGS	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
BORROWINGS
Borrowings

The following is a summary of short-term borrowings for the last three years:

	2011		2010		2009
(Dollars in thousands)	Amount	Rate	Amount	Rate	Amount	Rate
At December 31,
Federal funds purchased and securities sold under agreements to repurchase	$99,431	0.10%	$59,842	0.20%	$37,430	0.19%
Federal Home Loan Bank borrowings	0	N/A	0	N/A	0	N/A
Other short-term borrowings	0	N/A	0	N/A	0	N/A
Total	$99,431	0.10%	$59,842	0.20%	$37,430	0.19%

Average for the year
Federal funds purchased and securities sold under agreements to repurchase	$96,060	0.17%	$47,531	0.20%	$99,865	0.25%
Federal Home Loan Bank borrowings	0	N/A	0	N/A	114,636	0.37%
Other short-term borrowings	0	N/A	0	N/A	29,512	2.20%
Total	$96,060	0.17%	$47,531	0.20%	$244,013	0.54%

Maximum month-end balances
Federal funds purchased and securities sold under agreements to repurchase	$105,291		$64,995		$240,557
Federal Home Loan Bank borrowings	0		0		250,000
Other short-term borrowings	0		0		58,000

Repurchase Agreements are utilized for corporate sweep accounts with cash management account agreements in place. All are subject to the terms and conditions of Repurchase/Security Agreements between First Financial Bank and the client. To secure the Bank's liability to the client, First Financial Bank is authorized to sell or repurchase U.S. Treasury, government agency, and mortgage-backed securities.

First Financial previously maintained a short-term revolving credit facility with an unaffiliated bank. This facility provided First Financial an additional liquidity resource for various corporate activities, including the repurchase of First Financial shares and the payment of dividends to shareholders. First Financial determined that the credit facility was no longer necessary and elected not to renew it at its March 2010 annual renewal date given the cash position of the Company.

Long-term debt consists of FHLB long-term advances and repurchase agreements utilizing investment securities pledged as collateral. These instruments are primarily utilized to reduce overnight liquidity risk and to mitigate interest rate sensitivity on the Consolidate Balance Sheets. First Financial has $65.0 million in repurchase agreements which have remaining maturities of between one and four years and a weighted average rate of 3.50%. Securities pledged as collateral in conjunction with the repurchase agreements are included within Investment securities available-for-sale on the Consolidated Balance Sheets. First Financial assumed additional FHLB long-term advances in the Peoples and Irwin acquisitions of $63.5 million and $216.3 million, respectively. During the third quarter of 2010, approximately $232.0 million of these advances were prepaid. These advances had a weighted average maturity of 5.5 years, an effective duration of 3.3 years, and a weighted average effective yield of 2.08% after adjusting for the impact of purchase accounting. The funding for the prepayments consisted entirely of interest-bearing deposits with other banks that were previously earning 0.25%. As of December 31, 2011, the remaining FHLB long-term advances assumed in the transactions totaled $1.7 million, had remaining maturities of less than eight years, and a weighted average effective yield of 3.79%.

FHLB advances, both short-term and long-term, must be collateralized with qualifying assets, typically certain commercial and residential real estate loans, as well as certain government and agency securities. For ease of borrowing execution, First Financial utilizes a blanket collateral agreement with the FHLB, and at December 31, 2011, had collateral available with a book value of $1.1 billion.

The following is a summary of First Financial's long-term debt:

	2011		2010
(Dollars in thousands)	Amount	Average Rate	Amount	Average Rate
Federal Home Loan Bank	$11,544	3.80%	$63,880	3.79%
National Market Repurchase Agreement	65,000	3.50%	65,000	3.50%
Total long-term debt	$76,544	3.55%	$128,880	3.64%

As of December 31, 2011, the long-term debt matures as follows:

(Dollars in thousands)	FHLB	Repurchase Agreement
2012	$29	$0
2013	29	12,500
2014	28	27,500
2015	28	25,000
2016	28	0
Thereafter	11,402	0
Total	$11,544	$65,000

Other long-term debt on the Consolidated Balance Sheets previously consisted of junior subordinated debentures owed to unconsolidated subsidiary trusts. Capital securities were issued in the third quarter of 2003 by a statutory business trust, First Financial (OH) Statutory Trust II (Trust II). These debentures were first eligible for early redemption by First Financial in September 2008 and were fully redeemed on June 30, 2011.

The debenture qualified as Tier I capital under Federal Reserve Board guidelines, but had been limited to 25% of qualifying Tier I capital. After the early redemption, the Company has the capacity to issue approximately $161.7 million in additional qualifying debentures under these guidelines.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES
Income Taxes

Income tax expense consisted of the following components:

(Dollars in thousands)	2011	2010	2009
Current expense
Federal	$46,270	$38,572	$14,740
State	6,493	5,590	1,500
Total	52,763	44,162	16,240
Deferred (benefit) expense
Federal	(12,836)	(10,170)	103,218
State	(1,627)	(1,290)	13,181
Total	(14,463)	(11,460)	116,399
Income tax expense	$38,300	$32,702	$132,639

The difference between the federal income tax rates, applied to income before income taxes, and the effective rates were due to the following:

(Dollars in thousands)	2011	2010	2009
Income taxes computed at federal statutory rate (35%) on income before income taxes	$36,763	$32,183	$123,891
Tax-exempt income	(586)	(519)	(754)
Bank-owned life insurance	(612)	(581)	(255)
Tax credits	(1,200)	(1,596)	(380)
State income taxes, net of federal tax benefit	3,163	2,795	9,542
Other	772	420	595
Income tax expense	$38,300	$32,702	$132,639

The major components of the temporary differences that give rise to deferred tax assets and liabilities at December 31, 2011, and 2010, were as follows:

(Dollars in thousands)	2011	2010
Deferred tax assets
Allowance for loan and lease losses	$36,030	$27,841
Deferred compensation	556	359
Mark to market adjustment on loans and derivatives	177	227
Postretirement benefits other than pension liability	141	156
Accrued stock-based compensation	1,493	1,198
Other reserves	219	392
Accrued expenses	4,521	2,714
Other	2,332	1,019
Total deferred tax assets	45,469	33,906

Deferred tax liabilities
Tax depreciation greater than book depreciation	(8,251)	(8,881)
FHLB and FRB stock	(17,060)	(19,716)
Mortgage-servicing rights	(339)	(567)
Leasing activities	(676)	(4)
Deferred section 597 gain	(62,421)	(83,229)
Prepaid pension	(1,454)	(3,995)
Intangible assets	(7,536)	(5,872)
Deferred loan fees and costs	(1,472)	(862)
Prepaid expenses	(1,310)	(1,080)
Net unrealized gains on securities available-for-sale and derivatives	(7,687)	(5,263)
Fair value adjustments on acquisitions	(14,945)	(2,439)
Other	(1,278)	(796)
Total deferred tax liabilities	(124,429)	(132,704)
Total net deferred tax liability	$(78,960)	$(98,798)

At December 31, 2011, and 2010, First Financial had no FASB ASC Topic 740-10 unrecognized tax benefits recorded. First Financial does not expect the total amount of unrecognized tax benefits to significantly increase within the next twelve months.

First Financial recognizes interest and penalties on income tax assessments or income tax refunds in the Consolidated Financial Statements as a component of noninterest expense.

First Financial and its subsidiaries are subject to U.S. federal income tax as well as state and local income tax in several jurisdictions. Tax years prior to 2008 have been closed and are no longer subject to U.S. federal income tax examinations. The tax year 2009 is currently under examination by the federal taxing authority. At this time, First Financial is not aware of any material impact to the Company's financial position and results of operations as a result of this examination. Tax year 2010 remains open to examination by the federal taxing authority.

First Financial is no longer subject to state and local income tax examinations for years prior to 2008. Tax years 2008 through 2010 remain open to state and local examination by various other jurisdictions.

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
16. Accumulated Other Comprehensive Income (Loss)

Shareholders’ equity is affected by transactions and valuations of asset and liability positions that require adjustments to accumulated other comprehensive income (loss).  The related tax effects allocated to other comprehensive income and accumulated other comprehensive income (loss) are as follows:

	December 31, 2011
	Transactions
(Dollars in thousands)	Pre-tax	Tax-effect	Net of tax	Balances Net of tax
Unrealized gain on securities available-for-sale	$5,792	$(2,187)	$3,605	$12,669
Unrealized loss on derivatives	628	(237)	391	0
Retirement obligation	(20,652)	7,798	(12,854)	(34,136)
Foreign currency translation	(588)	0	(588)	(23)
Total	$(14,820)	$5,374	$(9,446)	$(21,490)

	December 31, 2010
	Transactions
(Dollars in thousands)	Pre-tax	Tax-effect	Net of tax	Balances Net of tax
Unrealized gain on securities available-for-sale	$(1,485)	$325	$(1,160)	$9,064
Unrealized loss on derivatives	(2,089)	767	(1,322)	(391)
Retirement obligation	(46)	525	479	(21,282)
Foreign currency translation	446	0	446	565
Total	$(3,174)	$1,617	$(1,557)	$(12,044)

	December 31, 2009
	Transactions
(Dollars in thousands)	Pre-tax	Tax-effect	Net of tax	Balances Net of tax
Unrealized gain on securities available-for-sale	$5,138	$(1,853)	$3,285	$10,224
Unrealized loss on derivatives	251	(89)	162	931
Retirement obligation	(3,310)	1,162	(2,148)	(21,761)
Foreign currency translation	119	0	119	119
Total	$2,198	$(780)	$1,418	$(10,487)

CAPITAL	12 Months Ended
Dec. 31, 2011
Banking and Thrift [Abstract]
CAPITAL
Capital

Risk-Based Capital. First Financial and its subsidiary, First Financial Bank, are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations involve quantitative measures of assets, liabilities, and certain off-balance sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet minimum capital requirements can initiate regulatory action.

Quantitative measures established by regulation to ensure capital adequacy require First Financial to maintain minimum amounts and ratios (as defined in the regulations and set forth in the table below) of Total and Tier 1 capital to risk-weighted assets and to average assets, respectively. Management believes that, as of December 31, 2011, First Financial meets all capital adequacy requirements to which it is subject. At December 31, 2011 and 2010, regulatory notifications categorized First Financial as well-capitalized under the regulatory framework for prompt corrective action. To be categorized as well-capitalized, First Financial must maintain minimum Total risk-based capital, Tier 1 risk-based capital, and Tier 1 leverage ratios as set forth in the table below. There have been no conditions or events since those notifications that management believes has changed the Company's category.

First Financial's Tier 1 capital is comprised of total shareholders' equity and prior to June 30, 2011 included junior subordinated debentures, less unrealized gains and losses on investment securities available-for-sale accounted for under FASB ASC Topic 320, Investments-Debt and Equity Securities, and any amounts resulting from the application of FASB ASC Topic 715, Compensation-Retirement Benefits, that is recorded within accumulated other comprehensive income (loss), intangible assets, and any valuation related to mortgage servicing rights. Total risk-based capital consists of Tier 1 capital plus the qualifying allowance for loan and lease losses and gross unrealized gains on equity securities.

For purposes of calculating the leverage ratio, average assets represents quarterly average assets less assets ineligible for total risk-based capital including all or portions of intangibles, mortgage servicing assets and allowance for loan and lease losses.

Actual and required capital amounts and ratios at year-end are presented in the table that follows.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2011
Total capital to risk-weighted assets
Consolidated	$683,255	18.74%	$291,632	8.00%	N/A	N/A
First Financial Bank	578,042	15.89%	290,992	8.00%	$363,740	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	636,836	17.47%	145,816	4.00%	N/A	N/A
First Financial Bank	524,363	14.42%	145,496	4.00%	218,244	6.00%

Tier 1 capital to average assets
Consolidated	636,836	9.87%	258,122	4.00%	N/A	N/A
First Financial Bank	524,363	8.13%	258,035	4.00%	322,543	5.00%

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2010
Total capital to risk-weighted assets
Consolidated	$727,252	19.72%	$294,978	8.00%	N/A	N/A
First Financial Bank	600,911	16.36%	293,930	8.00%	$367,412	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	680,145	18.45%	147,489	4.00%	N/A	N/A
First Financial Bank	546,726	14.88%	146,965	4.00%	220,447	6.00%

Tier 1 capital to average assets
Consolidated	680,145	10.89%	248,847	4.00%	N/A	N/A
First Financial Bank	546,726	8.75%	248,437	4.00%	310,546	5.00%

Shelf Registrations. On February 2, 2010, First Financial completed a public offering of 6,400,000 shares of its common stock adding $91.2 million of additional common equity after offering related costs. This public offering completed the issuance of common shares available to be offered pursuant to a prospectus supplement and base prospectus filed as part of an existing shelf registration statement, filed with the Securities and Exchange Commission (SEC) on Form S-3.

On April 28, 2011, First Financial filed a shelf registration on Form S-3 with the SEC. This shelf registration allows First Financial to raise capital from time to time through the sale of various types of securities, subject to approval by the Company's board of directors.

Capital Purchase Program. In December 2008, First Financial completed the sale of $80.0 million in perpetual preferred securities to the U.S. Department of the Treasury (Treasury) under its Capital Purchase Program (CPP), as a component of its Troubled Asset Relief Program (TARP). The preferred shares paid a cumulative dividend of 5.00% per year for the first 5 years and reset to a rate of 9.00% per year thereafter. The dividends were payable quarterly in arrears. The preferred shares were non-voting, other than class voting rights on certain matters that could adversely affect the Senior Preferred Shares. They were also callable by First Financial at the par value of $1,000 per share, subject to consultation with First Financial’s primary regulator, the Office of the Comptroller of the Currency and with the approval of the Treasury. The Treasury could also transfer the Senior Preferred Shares to a third party at any time.

In conjunction with the purchase of the preferred shares, the Treasury received a warrant to purchase 930,233 common shares. The warrant has a term of 10 years. The Treasury agreed not to exercise voting power with respect to the common shares that it would acquire upon exercise of the warrant. As a result of the Company’s common equity raised during the second quarter of 2009, the number of common shares eligible for purchase under the warrant was reduced by 50% to 465,117 shares. On February 24, 2010, First Financial redeemed all of the $80.0 million of senior preferred shares issued to the Treasury in December 2008 under the CPP. First Financial did not repurchase the warrant at that time. In June 2010, Treasury conducted an auction of the warrant in which the warrant was sold in a public offering at a price of $6.70 per warrant. This transaction represented the final step in the redemption process and the Treasury no longer owns any securities issued by First Financial.

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS
Employee Benefit Plans

First Financial sponsors a non-contributory defined benefit pension plan covering substantially all employees and uses a December 31 measurement date for its defined benefit pension plan.

First Financial made no cash contributions to the pension plan in 2011.  First Financial does not expect to make a cash contribution to its pension plan in 2012.  As a result of the plan’s funding status and related actuarial projections for 2011, First Financial recorded income in 2011 of $1.3 million, compared to expense of $2.0 million for 2010 and $0.9 million for 2009.

The following tables set forth information concerning amounts recognized in First Financial's Consolidated Balance Sheets and Consolidated Statements of Income:

	December 31,
(Dollars in thousands)	2011	2010
Change in benefit obligation
Benefit obligation at beginning of year	$52,312	$47,996
Service cost	3,177	2,590
Interest cost	2,723	2,711
Actuarial loss	9,180	2,542
Benefits paid, excluding settlement	(3,482)	(3,527)
Benefit obligation at end of year	63,910	52,312

Change in plan assets
Fair value of plan assets at beginning of year	122,677	60,418
Actual return on plan assets	(4,223)	5,786
Employer contribution	0	60,000
Benefits paid, excluding settlement	(3,482)	(3,527)
Fair value of plan assets at end of year	114,972	122,677

Amounts recognized in the Consolidated Balance Sheets
Assets	51,062	70,365
Liabilities	0	0
Net amount recognized	$51,062	$70,365

Amounts recognized in accumulated other comprehensive income (loss)
Net actuarial loss	$59,390	$39,160
Net prior service cost	(4,542)	(4,965)
Deferred tax assets	(20,712)	(12,913)
Net amount recognized	$34,136	$21,282

Change in accumulated other comprehensive income (loss)	$12,854	$(479)

Accumulated benefit obligation	$60,485	$49,619

Components of net periodic benefit cost
	December 31,
(Dollars in thousands)	2011	2010	2009
Service cost	$3,177	$2,590	$2,301
Interest cost	2,723	2,711	2,704
Expected return on assets	(9,020)	(4,932)	(5,273)
Amortization of prior service cost	(423)	(423)	(423)
Recognized net actuarial loss	2,194	2,065	1,605
Net periodic benefit (income) cost	(1,349)	2,011	914

Other changes recognized in accumulated other comprehensive income
Net actuarial loss	22,423	1,688	4,492
Amortization of prior service cost	423	423	423
Amortization of gain	(2,194)	(2,065)	(1,605)
Total recognized in accumulated other comprehensive income	20,652	46	3,310
Total recognized in net periodic benefit cost and accumulated other comprehensive income	$19,303	$2,057	$4,224

Amount expected to be recognized in net periodic pension expense in the coming year
Amortization of loss	$3,039	$2,191	$2,055
Amortization of prior service credit	(423)	(423)	(423)

Weighted-average assumptions to determine
	December 31,
	2011	2010
Benefit obligations
Discount rate	4.22%	5.36%
Rate of compensation increase	3.50%	3.50%

Net periodic benefit cost
Discount rate	5.36%	5.88%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	3.50%	3.50%

The determination of the overall expected long-term return on plan assets was based on the composition of plan assets and a consensus of estimates from similarly managed portfolios of expected future returns.

Plan assets are administered and managed by the Wealth Management division of First Financial Bank, N.A. Plan assets are invested in a broad range of equity, fixed income, and cash securities, consisting entirely of publicly traded individual stocks and bonds and publicly traded mutual funds and exchange traded funds.

The pension plan does not directly own any shares of First Financial common stock or any other First Financial security or product.

The investment objective of the Plan is to structure the assets to, as much as feasible, mirror the liabilities of the Plan. The current target asset allocation set by the Bank for the Plan is 60% equities and 40% fixed income, with the aim to use the fixed income component to match the identified near term and long term plan distributions and the equity component to generate growth of capital to meet other future Plan liabilities.

The fair value of the plan assets as of December 31, 2011 by asset category is shown in the table that follows.

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Money market fund	$1,551	$1,551	$0	$0
U.S. Treasury securities	3,745	0	3,745	0
Securities of U.S. government agencies and corporations	2,019	0	2,019	0
Corporate bonds	7,249	0	7,249	0
Equity securities:
Common stock	19,368	19,368	0	0
Mutual funds	63,106	63,106	0	0
Exchange traded funds	17,756	17,756	0	0
Total	$114,794	$101,781	$13,013	$0

The fair value of the plan assets as of December 31, 2010 by asset category is shown below.

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Money market fund	$60,967	$60,967	$0	$0
U.S. Treasury securities	494	0	494	0
Corporate bonds	3,078	0	3,078	0
Equity securities:
Common stock	1,594	1,594	0	0
Mutual funds	48,141	48,141	0	0
Exchange traded funds	8,350	8,350	0	0
Total	$122,624	$119,052	$3,572	$0

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. See Note 22 – Fair Value Disclosures for further information related to the framework for measuring fair value and the fair value hierarchy.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(Dollars in thousands)	Retirement Benefits
2012	$4,908
2013	5,274
2014	5,146
2015	4,677
2016	9,621
Thereafter	28,858

First Financial also sponsors a defined contribution 401(k) thrift plan which covers substantially all employees. Employees may contribute up to 50.0% of their earnings into the plan, not to exceed applicable limitations prescribed by the Internal Revenue Service. First Financial contributes $1.00 for every $1.00 an employee contributes up to 3.00% of the employee's earnings and then contributes $0.50 for every $1.00 thereafter, up to a maximum First Financial total contribution of 5.00% of the employee's earnings. All First Financial matching contributions vest immediately. First Financial contributions to the 401(k) plan are at the discretion of the board of directors. Total First Financial contributions to the 401(k) plan were $2.7 million during 2011, $2.6 million during 2010, and $1.7 million during 2009.

First Financial has purchased bank-owned life insurance on certain of its employees. The cash surrender value of these policies is carried as an asset on the Consolidated Balance Sheets in Accrued interest and other assets. The carrying value was $85.9 million and $85.1 million at December 31, 2011, and 2010, respectively.

EARNINGS PER COMMON SHARE	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
EARNINGS PER COMMON SHARE
Earnings Per Common Share

The following table sets forth the computation of basic and diluted earnings per share:

(Dollars in thousands, except per share data)	2011	2010	2009
Numerator for basic and diluted earnings per share -income available to common shareholders:
Net income	$66,739	$59,251	$221,337
Dividends on preferred stock	0	1,865	3,578
Income available to common shareholders	$66,739	$57,386	$217,759
Denominator for basic earnings per share - weighted average shares	57,691,979	56,969,491	45,028,640
Effect of dilutive securities —
Employee stock awards	907,428	913,809	508,507
Warrants	93,798	109,778	19,721
Denominator for diluted earnings per share - adjusted weighted average shares	58,693,205	57,993,078	45,556,868
Earnings per share available to common shareholders
Basic	$1.16	$1.01	$4.84
Diluted	$1.14	$0.99	$4.78

Stock options and warrants, where the exercise price was greater than the average market price of the common shares, were not included in the computation of net income per diluted share as they would have been antidilutive.  These out-of-the-money options were 420,076, 41,426, and 1,833,037 at December 31, 2011, 2010, and 2009, respectively.  The warrants to purchase 465,117 shares of common stock were outstanding as of December 31, 2011, 2010, and 2009, respectively.

STOCK OPTIONS AND AWARDS	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK OPTIONS AND AWARDS
Stock Options And Awards

First Financial follows the provisions of FASB ASC Topic 718, Compensation-Stock Compensation, which requires measurement of compensation cost for all stock-based awards at fair value on the date of grant and recognition of compensation expense over the service period for all awards expected to vest. Share-based compensation expense for stock options and restricted stock awards included in salaries and employee benefits expense for the year ended December 31, 2011, and 2010, was $3.9 million and $3.1 million, respectively. Total unrecognized compensation cost related to nonvested share-based compensation was $5.5 million at December 31, 2011 and is expected to be recognized over a weighted average period of 1.9 years.

As of December 31, 2011, First Financial had four stock-based compensation plans. The 1999 Stock Incentive Plan provides incentive stock options and stock awards to certain key employees and non-qualified stock options to non-employee directors of First Financial for up to 7,507,500 common shares of First Financial. The options become exercisable at a rate of 25% per year on the anniversary date of the grant and remain outstanding for 10 years after the initial grant date. All options expire at the end of the exercise period. No additional options are available for grant under the 1999 plans. On June 15, 2009, the shareholders approved the 2009 Employee Stock Plan and the 2009 Non-Employee Director Plan that provides for the issuance of 1,500,000 shares and 75,000 shares, respectively.

First Financial utilizes the Black-Scholes valuation model to determine the fair value of its stock options. As well as the stock option strike price, the Black-Scholes valuation model requires the use of the following assumptions: the expected dividend yield based on historical dividend payouts; the expected stock price volatility based on the historical volatility of company stock for a period approximating the expected life of the options; the risk-free rate based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option; and the expected option life represented by the period of time the options are expected to be outstanding and is based on historical trends. No options were granted in 2011 or 2010. In 2009, the estimated fair value of the options granted, as well as the weighted average assumptions used in the computations were as follows:

2009
Fair value of options granted	$1.76
Expected dividend yield	4.20%
Expected volatility	0.283
Risk-free interest rate	2.50%
Expected life	7.2 years

Activity in the stock option plan for the year ended December 31, 2011, is summarized as follows:

(Dollars in thousands, except per share data)	Number of shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at beginning of year	2,613,658	$14.03
Granted	0	0.00
Exercised	(158,285)	13.59
Forfeited or expired	(90,447)	15.59
Outstanding at end of year	2,364,926	$13.99	5.0 years	$6,633
Exercisable at end of year	2,034,833	$14.38	4.8 years	$4,982

Intrinsic value for stock options is defined as the difference between the current market value and the grant price. First Financial uses treasury shares purchased under the Company's share repurchase program to satisfy share-based exercises.

	2011	2010	2009
Total intrinsic value of options exercised	$477	$1,862	$0
Cash received from exercises	$150	$272	$0
Tax benefit from exercises	$1,421	$1,033	$0

Restricted stock awards have historically been recorded as deferred compensation, a component of shareholders' equity, at the fair value of these awards at the grant date and amortized on a straight-line basis to salaries and benefits expense over the specified vesting periods, which is currently three years for employees and non-employee directors, but was four years prior to April 2010 for employees only. For awards granted to non-employee directors through 2010, the vesting of the awards only required a service period to be met. For restricted stock awards granted to employees in 2005 through 2008, First Financial must have met a minimum performance threshold in order for the awards to vest. The minimum level of performance was the achievement of an annual return on average equity greater than or equal to the return on average equity of the twenty-fifth percentile of a national peer group for each respective vesting year. In subsequent years, an award that did not previously vest may vest if the average annual return on average equity for the grant period is greater than or equal to the average return on average equity of the twenty-fifth percentile of the national peer group for the grant period. The national peer group is the group of publicly traded bank holding companies between $3 billion and $10 billion in total assets for the reporting period. For stock awards granted in 2009 and later, there is no longer a performance threshold that must be met.

Activity in restricted stock for the previous three years ended December 31 is summarized as follows:

	2011		2010		2009
	Number of shares	Weighted Average of shares Fair Value	Number of shares	Weighted Average of shares Fair Value	Number of shares	Weighted Average of shares Fair Value
Nonvested at beginning of year	485,498	$15.63	401,934	$12.05	346,972	$14.23
Granted	261,356	16.02	235,964	20.00	219,695	11.01
Vested	(200,525)	14.87	(120,073)	12.97	(131,508)	14.84
Forfeited	(27,593)	18.10	(32,327)	12.93	(33,225)	16.91
Nonvested at end of year	518,736	$15.99	485,498	$15.63	401,934	$12.05

The fair value of restricted stock is determined based on the number of shares granted and the quoted price of First Financial's common stock. The total fair value of restricted stock vested during 2011 was $3.0 million.

LOANS TO RELATED PARTIES	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Loans to Related Parties
Loans to Related Parties

Activity of loans to directors, executive officers, principal holders of First Financial’s common stock, and certain related persons was as follows:

(Dollars in thousands)	2011	2010	2009
Beginning balance	$10,375	$16,047	$9,491
Additions	1,297	1,533	7,042
Deductions	(1,073)	(7,205)	(486)
Ending balance	$10,599	$10,375	$16,047
Loans 90 days past due	$0	$0	$0

Related parties of First Financial, as defined above, were clients of and had transactions with subsidiaries of First Financial in the ordinary course of business during the periods noted above. Additional transactions may be expected in the ordinary course of business in the future. All outstanding loans, commitments, financing leases, transactions in money market instruments and deposit relationships included in such transactions were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with others, and did not involve more than a normal risk of collectibility or present other unfavorable features.

FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
FAIR VALUE DISCLOSURES
Fair Value Disclosures

Fair Value Measurement
The fair value framework as disclosed in the Fair Value Measurements and Disclosure Topic of the FASB ASC Topic 825, Financial Instruments (Fair Value Topic) includes a hierarchy which focuses on prioritizing the inputs used in valuation techniques.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1), a lower priority to observable inputs other than quoted prices in active markets for identical assets and liabilities (Level 2), and the lowest priority to unobservable inputs (Level 3).  When determining the fair value measurements for assets and liabilities, First Financial looks to active markets to price identical assets or liabilities whenever possible and classifies such items in Level 1.  When identical assets and liabilities are not traded in active markets, First Financial looks to market observable data for similar assets and liabilities and classifies such items as Level 2.  Certain assets and liabilities are not actively traded in observable markets and First Financial must use alternative techniques, based on unobservable inputs, to determine the fair value and classifies such items as Level 3. The level within the fair value hierarchy is based on the lowest level of input that is significant in the fair value measurement.

The following methods, assumptions, and valuation techniques were used by First Financial to measure different financial assets and liabilities at fair value and in estimating its fair value disclosures for financial instruments.

Cash and short-term investments. The carrying amounts reported in the Consolidated Balance Sheets for cash and short-term investments, such as federal funds sold, approximated the fair value of those instruments.

Investment securities. Investment securities classified as trading and available-for-sale are recorded at fair value on a recurring basis.  Fair value measurement is based upon quoted market prices, when available (Level 1).  If quoted market prices are not available, fair values are measured utilizing independent valuation techniques of identical or similar investment securities.  First Financial compiles prices from various sources who may apply such techniques as matrix pricing to determine the value of identical or similar investment securities (Level 2).  Matrix pricing is a mathematical technique widely used in the banking industry to value investment securities without relying exclusively on quoted prices for the specific investment securities but rather relying on the investment securities’ relationship to other benchmark quoted investment securities.  Any investment securities not valued based upon the methods above are considered Level 3.

First Financial utilizes information provided by an investment securities portfolio manager in analyzing the investment securities portfolio in accordance with the fair value hierarchy of the Fair Value Topic.  The portfolio manager’s evaluation of investment security portfolio pricing is performed using a combination of prices and data from other sources, along with internally developed matrix pricing models and assistance from the provider’s internal fixed income analysts and trading desk.  The portfolio manager’s month-end pricing process includes a series of quality assurance activities where prices are compared to recent market conditions, previous evaluation prices, and between the various pricing services.  These processes produce a series of quality assurance reports on which price exceptions are identified, reviewed, and where appropriate, securities are repriced.  In the event of a materially different price, the portfolio manager will report the variance as a “price challenge” and review the pricing methodology in detail.  The results of the quality assurance process are incorporated into the selection of pricing providers by the portfolio manager. First Financial reviews the reports provided by the portfolio manager and investigates unusual and significant valuation fluctuations.

Loans held for sale. Loans held for sale are carried at the lower of cost or market value.  These loans currently consist of one-to-four family residential real estate loans originated for sale to qualified third parties.  Fair value is based on the contractual price to be received from these third parties, which is not materially different than cost due to the short duration between origination and sale (Level 2).  As such, First Financial records any fair value adjustments on a nonrecurring basis.  Gains and losses on the sale of loans are recorded as net gains from sales of loans within noninterest income in the Consolidated Statements of Income.

Loans (excluding covered loans). The fair value of commercial, commercial real estate, residential real estate, and consumer loans were estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities or repricing frequency.  The carrying amount of accrued interest approximates its fair value.

Loans are designated as impaired when, in the judgment of management based on current information and events, it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected.  Impaired loans are valued at the lower of cost or market for purposes of determining the appropriate amount of impairment to be allocated to the allowance for loan and lease losses.  Market value is measured based on the value of the collateral securing the loans.  Collateral may be in the form of real estate or business assets including equipment, inventory, and accounts receivable.  The vast majority of the collateral is real estate.  The value of real estate collateral is determined utilizing an income or market valuation approach based on an appraisal conducted by an independent, licensed appraiser from outside of the Company (Level 2). The value of business equipment is based upon an outside appraisal if deemed significant, or the net book value on the applicable borrower financial statements if not considered significant.  Likewise, values for inventory and accounts receivable collateral are based on borrower financial statement balances or aging reports (Level 3).  Impaired loans allocated to the allowance for loan and lease losses are measured at fair value on a nonrecurring basis.  Any fair value adjustments are recorded in the period incurred as provision for loan and lease losses on the Consolidated Statements of Income.

Covered loans. Fair values for covered loans accounted for under FASB ASC Topic 310-30 were based on a discounted cash flow methodology that considered factors including the type of loan and related collateral, classification status, fixed or variable interest rate, term of loan and whether or not the loan was amortizing, and a discount rate reflecting the Company's assessment of risk inherent in the cash flow estimates. These covered loans were grouped together according to similar characteristics and were treated in the aggregate when applying various valuation techniques. First Financial estimated the cash flows expected to be collected on these loans based upon the expected remaining life of the underlying loans, which includes the effects of estimated prepayments.

Fair values for covered loans accounted for outside of FASB ASC Topic 310-30 were estimated by discounting the estimated future cash flows using current interest rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities or repricing frequency. The carrying amount of accrued interest approximates its fair value.

These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change.

FDIC indemnification asset. The accounting for FDIC indemnification assets is closely related to the accounting for the underlying, indemnified assets. Fair value of the FDIC indemnification asset was estimated using projected cash flows related to the loss sharing agreements based on the expected reimbursements for losses and the applicable loss sharing percentages. First Financial re-estimates the expected indemnification asset cash flows in conjunction with the periodic re-estimation of cash flows on covered loans accounted for under FASB ASC Topic 310-30. Improvements in cash flow expectations on covered loans generally result in a related decline in the expected indemnification cash flows while declines in cash flow expectations on covered loans generally result in an increase in expected indemnification cash flows.

The expected cash flows are discounted to reflect the uncertainty of the timing and receipt of the loss sharing reimbursement from the FDIC. These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change.

Deposit liabilities. The fair value of demand deposits, savings accounts, and certain money-market deposits was the amount payable on demand at the reporting date.  The carrying amounts for variable-rate certificates of deposit approximated their fair values at the reporting date.  The fair value of fixed-rate certificates of deposit was estimated using a discounted cash flow calculation which applies the interest rates currently offered for deposits of similar remaining maturities.  The carrying amount of accrued interest approximated its fair value.

Borrowings. The carrying amounts of federal funds purchased and securities sold under agreements to repurchase and other short-term borrowings approximated their fair values.  The fair value of long-term debt was estimated using a discounted cash flow calculation which utilizes the interest rates currently offered for borrowings of similar remaining maturities.  Third-party valuations were used for long-term debt with embedded options, such as call features.

Commitments to extend credit and standby letters of credit. Pricing of these financial instruments is based on the credit quality and relationship, fees, interest rates, probability of funding and compensating balance and other covenants or requirements.  Loan commitments generally have fixed expiration dates, are variable rate and contain termination and other clauses which provide for relief from funding in the event that there is a significant deterioration in the credit quality of the client.  Many loan commitments are expected to expire without being drawn upon.  The rates and terms of the commitments to extend credit and the standby letters of credit are competitive with those in First Financial’s market area.  The carrying amounts are reasonable estimates of the fair value of these financial instruments.  Carrying amounts, which are comprised of the unamortized fee income and, where necessary, reserves for any expected credit losses from these financial instruments, are immaterial.

Derivatives. First Financial utilizes interest rate swaps as a means to offer commercial borrowers products that meet their needs and also to achieve First Financial’s desired interest rate risk profile at the time.  The net interest receivable or payable is accrued and recognized as an adjustment to the interest income or interest expense of the hedged item.  The fair values of derivative instruments are based primarily on a net present value calculation of the cash flows related to the interest rate swaps using primarily observable market inputs such as interest rate yield curves.  The discounted net present value calculated represents the cost to terminate the swap if First Financial should choose to do so on the applicable measurement date. Additionally, First Financial utilizes a vendor-developed, proprietary model to value the credit risk component of both the derivative assets and liabilities.  The credit valuation adjustment is recorded as an adjustment to the fair value of the derivative asset or liability on the applicable measurement date (Level 2).
The estimated fair values of First Financial’s financial instruments were as follows:

	2011		2010
(Dollars in thousands)	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash and short-term investments	$525,051	$525,051	$282,933	$282,933
Investment securities held-to-maturity	2,664	2,893	17,406	18,066
Investment securities available-for-sale	1,441,846	1,441,846	919,110	919,110
Other investments	71,492	71,492	78,689	78,689
Loans held for sale	24,834	24,834	29,292	29,292
Loans, excluding covered loans	2,915,871	2,910,825	2,758,858	2,720,080
Covered loans	1,010,409	1,042,752	1,465,000	1,477,631
FDIC indemnification asset	173,009	151,114	222,648	212,431
Accrued interest receivable	12,732	12,732	14,063	14,063
Derivative financial instruments	0	0	262	262

Financial liabilities
Deposits
Noninterest-bearing	$946,180	$946,180	$705,484	$705,484
Interest-bearing demand	1,317,339	1,317,339	1,111,877	1,111,877
Savings	1,724,659	1,724,659	1,534,045	1,534,045
Time	1,654,662	1,664,457	1,794,843	1,818,237
Total deposits	5,642,840	5,652,635	5,146,249	5,169,643
Short-term borrowings	99,431	99,431	59,842	59,842
Long-term debt	76,544	81,168	128,880	125,825
Other long-term debt	0	0	20,620	20,620
Accrued interest payable	3,663	3,663	5,516	5,516
Derivative financial instruments	3,557	3,557	3,223	3,223

The following table summarizes the financial assets and liabilities measured at fair value on a recurring basis at December 31, 2011:

	Fair Value Measurements Using			Netting	Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	Adjustments (1)	at Fair Value
Assets
Derivatives	$0	$24,566	$0	$(24,566)	$0
Available-for-sale investment securities	141	1,441,705	0	0	1,441,846
Total	$141	$1,466,271	$0	$(24,566)	$1,441,846

Liabilities
Derivatives	$0	$28,123	$0	$(24,566)	$3,557

(1)
Amounts represent the impact of legally enforceable master netting arrangements that allow First Financial to settle positive and negative positions and also cash collateral held with the same counterparties.

Certain financial assets and liabilities are measured at fair value on a nonrecurring basis.  Adjustments to the fair market value of these assets usually result from the application of lower-of-cost-or-market accounting or write-downs of individual assets.  The following table summarizes financial assets and liabilities measured at fair value on a nonrecurring basis at December 31, 2011:

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3	Year-to-date Gains/(Losses)
Assets
Loans held for sale	$0	$24,834	$0	$0
Impaired loans (1)	0	20,017	262	0

(1) Amounts represent the fair value of collateral for impaired loans allocated to the allowance for loan and lease losses.  Fair values are determined using actual market prices (Level 1), independent third party valuations, discounted as appropriate (Level 2), and borrower records discounted as appropriate (Level 3).

FIRST FINANCICAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
Balance Sheets

	December 31,
(Dollars in thousands)	2011	2010
Assets
Cash	$111,657	$117,784
Investment securities, available for sale	2,682	2,966
Subordinated notes from subsidiaries	7,500	7,500
Investment in subsidiaries
Commercial banks	573,295	557,743
Nonbanks	18,659	19,102
Total investment in subsidiaries	591,954	576,845

Loans
Real estate – commercial	0	3,551
Total loans	0	3,551
Allowance for loan and lease losses	0	131
Net loans	0	3,420
Premises and equipment	1,842	2,038
Other assets	14,889	15,078
Total assets	$730,524	$725,631

Liabilities
Subordinated debentures	$0	$20,620
Dividends payable	16,196	5,854
Other liabilities	2,107	1,763
Total liabilities	18,303	28,237
Shareholders’ equity	712,221	697,394
Total liabilities and shareholders’ equity	$730,524	$725,631

Statements of Income

	Years Ended December 31,
(Dollars in thousands)	2011	2010	2009
Income
Interest income	$70	$192	$296
Noninterest income	0	143	0
Dividends from subsidiaries	48,700	60,700	40,700
Total income	48,770	61,035	40,996

Expenses
Interest expense	391	1,221	1,851
Provision for (recovery of) loan and lease losses	739	(37)	146
Salaries and employee benefits	4,449	3,377	2,949
Miscellaneous professional services	719	928	384
Other	5,240	3,190	2,443
Total expenses	11,538	8,679	7,773
Income before income taxes and equity in undistributed net earnings of subsidiaries	37,232	52,356	33,223
Income tax benefit	(4,263)	(3,162)	(2,597)
Equity in undistributed earnings of subsidiaries	25,244	3,733	185,517
Net income	$66,739	$59,251	$221,337

Statements of Cash Flows

	Years Ended December 31,
(Dollars in thousands)	2011	2010	2009
Operating activities
Net income	$66,739	$59,251	$221,337
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of subsidiaries	(25,244)	(3,733)	(185,517)
Provision for (recovery of) loan and lease losses	739	(37)	146
Depreciation and amortization	31	42	67
Stock-based compensation expense	3,935	3,084	2,799
Pension expense	0	0	34
Deferred income taxes	(509)	(569)	(416)
Increase (decrease) in dividends payable	10,342	710	(1,228)
(Decrease) increase in accrued expenses	(10,003)	(140)	1,094
(Increase) decrease in other assets	(241)	170	573
Net cash provided by operating activities	45,789	58,778	38,889

Investing activities
Capital contributions to subsidiaries	0	0	(71,500)
Proceeds from calls and maturities of investment securities	158	0	0
Purchases of investment securities, available-for-sale	(137)	(290)	(127)
Net decrease (increase) in loans	2,681	(1,743)	2,113
Purchases of premises and equipment	0	(1,285)	0
Other	514	(548)	674
Net cash (used in) provided by investing activities	3,216	(3,866)	(68,840)

Financing activities
Decrease in short-term borrowings	0	0	(57,000)
Redemption of junior subordinated debentures	(20,620)	0	0
Cash dividends paid on common stock	(35,312)	(22,490)	(19,024)
Cash dividends paid on preferred stock	0	(1,100)	(3,578)
Issuance of common stock	0	91,224	97,985
Payment to repurchase preferred stock	0	(80,000)	0
Proceeds from exercise of stock options, net of shares purchased	63	272	0
Excess tax benefit (liability) on share-based compensation	259	535	(189)
Other	478	(1,086)	0
Net cash (used in) provided by financing activities	(55,132)	(12,645)	18,194
(Decrease) increase in cash	(6,127)	42,267	(11,757)
Cash at beginning of year	117,784	75,517	87,274
Cash at end of year	$111,657	$117,784	$75,517

SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2011
Basis of Presentation Policy
Basis of presentation. The Consolidated Financial Statements of First Financial Bancorp. (First Financial or the Company), a bank holding company, principally serving Ohio, Indiana and Kentucky, include the accounts and operations of First Financial and its wholly owned subsidiary, First Financial Bank, N.A. (First Financial Bank or the Bank). All significant intercompany transactions and accounts have been eliminated in consolidation. Certain reclassifications of prior years' amounts have been made to conform to current year presentation. Such reclassifications had no effect on net earnings.

Use of Estimates, Policy
Use of estimates. The preparation of Consolidated Financial Statements in conformity with U.S. Generally Accepted Accounting Principles (GAAP) requires management to make estimates, assumptions, and judgments that affect the amounts reported in the Consolidated Financial Statements and accompanying Notes. Actual realized amounts could differ materially from those estimates.

Investment, Policy
Investment securities. First Financial classifies debt and equity securities into three categories: trading, held-to-maturity, and available-for-sale.

Management determines the appropriate classification of investment securities at the time of purchase and reevaluates such designation as of each balance sheet date. Investment securities are classified as held-to-maturity when First Financial has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost.

Investment securities classified as trading are held principally for resale in the near term and are recorded at fair value. Gains or losses, either unrealized or realized, are reported in noninterest income. Quoted market prices are used to determine the fair value of trading securities.

Investment securities not classified as either held-to-maturity or trading are classified as available-for-sale. Available-for-sale securities are stated at aggregate fair value, with the unrealized gains and losses, net of tax, reported as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

The amortized cost of investment securities classified as either held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed securities, over the estimated life of the security. Such amortization is considered an adjustment to the yield on the security and included in interest income from investments. Interest and dividends are included in interest income from investment securities.

Realized gains and losses are based on amortized cost of the security sold using the specific identification method. Available-for-sale and held-to-maturity securities are reviewed quarterly for potential impairment in fair value. In performing this review, management considers the length of time and extent to which the security’s fair value has been less than amortized cost, the financial condition and near-term prospects of the issuer, and the ability and intent of First Financial to hold the security for a period sufficient to allow for any anticipated recovery in fair value. If the fair value of a security is less than the amortized cost and the impairment is determined to be other-than-temporary, the security is written down, establishing a new and reduced cost basis. The related charge is recorded in the Consolidated Statements of Income as impairment on investment securities.

Other investments include holdings in Federal Reserve Bank (FRB) stock and Federal Home Loan Bank (FHLB) stock. FRB and FHLB stock are both carried at cost.

Goodwill and Intangible Assets, Policy
Goodwill and other intangible assets. Under accounting for business combinations, the net assets of entities acquired by First Financial are recorded at their estimated fair value at the date of acquisition. The excess cost of the acquisition over the fair value of net assets acquired is recorded as goodwill. Goodwill and intangible assets deemed to have indefinite lives, if any, are not amortized, but are subject to annual impairment tests.

Goodwill and Intangible Assets, Goodwill, Policy
Goodwill is not amortized, but is measured for impairment on an annual basis as of October 1 of each year or whenever events or changes in circumstances indicate that the fair value of a reporting unit may be below its carrying value.  First Financial performed its annual impairment test as of October 1, 2011, and no impairment was indicated.

Property, Plant and Equipment, Policy
Premises and equipment. Premises and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are computed principally on the straight-line method over the estimated useful lives of the assets. Useful lives generally range from ten to 40 years for building and building improvements; three to ten years for furniture, fixtures, and equipment; and three to five years for software, hardware, and data handling equipment. Land improvements are depreciated over 20 years and leasehold improvements are depreciated over the lesser of the base term of the respective lease or the asset useful life. Premises and equipment are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Maintenance and repairs are charged to operations as incurred.

FDIC Indemnification Assets Policy
FDIC indemnification asset. FDIC indemnification assets result from the loss share agreements in the FDIC-assisted transactions and are measured separately from the related assets covered by loss sharing agreements with by the FDIC (covered assets) as they are not contractually embedded in those assets and are not transferable should First Financial choose to dispose of the covered assets. The FDIC indemnification assets represent expected reimbursements from the FDIC for losses on covered loans. Pursuant to the terms of the loss sharing agreements, covered loans are subject to stated loss thresholds whereby the FDIC will reimburse First Financial for 80% of losses of up to the stated loss thresholds, and 95% of losses in excess of these amounts. FDIC indemnification assets were recorded at their estimated fair values at the time of the FDIC-assisted transaction. Fair values were estimated using projected cash flows related to the loss sharing agreements based on the expected reimbursements for losses and the applicable loss sharing percentages. These cash flows are discounted to reflect the uncertainty of the timing of the loss sharing reimbursement from the FDIC.

The accounting for FDIC indemnification assets is closely related to the accounting for the underlying, indemnified assets. First Financial re-estimates the expected indemnification asset cash flows in conjunction with the periodic re-estimation of cash flows on covered loans accounted for under FASB ASC Topic 310-30. Improvements in cash flow expectations on covered loans generally result in a related decline in the expected indemnification cash flows and are reflected as a yield adjustment on the indemnification assets. Declines in cash flow expectations on covered loans generally result in an increase in expected indemnification cash flows and are reflected as both FDIC loss sharing income and an increase to the indemnification asset.

Commitments and Contingencies, Policy
In the normal course of business, First Financial offers a variety of financial instruments with off-balance-sheet risk to its clients to aid them in meeting their requirements for liquidity and credit enhancement. These financial instruments include standby letters of credit and outstanding commitments to extend credit.  GAAP does not require these financial instruments to be recorded in the Consolidated Balance Sheets, Consolidated Statements of Income, Consolidated Statements of Changes in Shareholders’ Equity, and Consolidated Statements of Cash Flows.

First Financial’s exposure to credit loss, in the event of nonperformance by the other party to the financial instrument for standby letters of credit, and outstanding commitments to extend credit, is represented by the contractual amounts of those instruments.  First Financial uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

Certain Loans and Debt Securities Acquired in Transfer, Recognizing Interest Income on Impaired Loans, Policy
First Financial evaluates purchased loans for impairment in accordance with the provisions of FASB ASC Topic 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality. The cash flows expected to be collected on purchased loans are estimated based upon the expected remaining life of the underlying loans, which includes the effects of estimated prepayments. Purchased loans are considered impaired if there is evidence of credit deterioration since origination and if it is probable that not all contractually required payments will be collected. First Financial is accounting for the majority of loans purchased in the Peoples and Irwin acquisitions under FASB ASC Topic 310-30 except loans with revolving privileges, which are outside the scope of this guidance, and loans for which cash flows could not be estimated, which are accounted for under the cost recovery method. Purchased impaired loans are not classified as nonperforming assets as the loans are considered to be performing under FASB ASC Topic 310-30. Therefore, interest income, through accretion of the difference between the carrying value of the loans and the expected cash flows is being recognized on all purchased loans being accounted for under FASB ASC Topic 310-30.

Fair Value of Financial Instruments, Policy
Fair Value Measurement
The fair value framework as disclosed in the Fair Value Measurements and Disclosure Topic of the FASB ASC Topic 825, Financial Instruments (Fair Value Topic) includes a hierarchy which focuses on prioritizing the inputs used in valuation techniques.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1), a lower priority to observable inputs other than quoted prices in active markets for identical assets and liabilities (Level 2), and the lowest priority to unobservable inputs (Level 3).  When determining the fair value measurements for assets and liabilities, First Financial looks to active markets to price identical assets or liabilities whenever possible and classifies such items in Level 1.  When identical assets and liabilities are not traded in active markets, First Financial looks to market observable data for similar assets and liabilities and classifies such items as Level 2.  Certain assets and liabilities are not actively traded in observable markets and First Financial must use alternative techniques, based on unobservable inputs, to determine the fair value and classifies such items as Level 3. The level within the fair value hierarchy is based on the lowest level of input that is significant in the fair value measurement.

The following methods, assumptions, and valuation techniques were used by First Financial to measure different financial assets and liabilities at fair value and in estimating its fair value disclosures for financial instruments.

Cash and short-term investments. The carrying amounts reported in the Consolidated Balance Sheets for cash and short-term investments, such as federal funds sold, approximated the fair value of those instruments.

Investment securities. Investment securities classified as trading and available-for-sale are recorded at fair value on a recurring basis.  Fair value measurement is based upon quoted market prices, when available (Level 1).  If quoted market prices are not available, fair values are measured utilizing independent valuation techniques of identical or similar investment securities.  First Financial compiles prices from various sources who may apply such techniques as matrix pricing to determine the value of identical or similar investment securities (Level 2).  Matrix pricing is a mathematical technique widely used in the banking industry to value investment securities without relying exclusively on quoted prices for the specific investment securities but rather relying on the investment securities’ relationship to other benchmark quoted investment securities.  Any investment securities not valued based upon the methods above are considered Level 3.

First Financial utilizes information provided by an investment securities portfolio manager in analyzing the investment securities portfolio in accordance with the fair value hierarchy of the Fair Value Topic.  The portfolio manager’s evaluation of investment security portfolio pricing is performed using a combination of prices and data from other sources, along with internally developed matrix pricing models and assistance from the provider’s internal fixed income analysts and trading desk.  The portfolio manager’s month-end pricing process includes a series of quality assurance activities where prices are compared to recent market conditions, previous evaluation prices, and between the various pricing services.  These processes produce a series of quality assurance reports on which price exceptions are identified, reviewed, and where appropriate, securities are repriced.  In the event of a materially different price, the portfolio manager will report the variance as a “price challenge” and review the pricing methodology in detail.  The results of the quality assurance process are incorporated into the selection of pricing providers by the portfolio manager. First Financial reviews the reports provided by the portfolio manager and investigates unusual and significant valuation fluctuations.

Loans held for sale. Loans held for sale are carried at the lower of cost or market value.  These loans currently consist of one-to-four family residential real estate loans originated for sale to qualified third parties.  Fair value is based on the contractual price to be received from these third parties, which is not materially different than cost due to the short duration between origination and sale (Level 2).  As such, First Financial records any fair value adjustments on a nonrecurring basis.  Gains and losses on the sale of loans are recorded as net gains from sales of loans within noninterest income in the Consolidated Statements of Income.

Loans (excluding covered loans). The fair value of commercial, commercial real estate, residential real estate, and consumer loans were estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities or repricing frequency.  The carrying amount of accrued interest approximates its fair value.

Loans are designated as impaired when, in the judgment of management based on current information and events, it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected.  Impaired loans are valued at the lower of cost or market for purposes of determining the appropriate amount of impairment to be allocated to the allowance for loan and lease losses.  Market value is measured based on the value of the collateral securing the loans.  Collateral may be in the form of real estate or business assets including equipment, inventory, and accounts receivable.  The vast majority of the collateral is real estate.  The value of real estate collateral is determined utilizing an income or market valuation approach based on an appraisal conducted by an independent, licensed appraiser from outside of the Company (Level 2). The value of business equipment is based upon an outside appraisal if deemed significant, or the net book value on the applicable borrower financial statements if not considered significant.  Likewise, values for inventory and accounts receivable collateral are based on borrower financial statement balances or aging reports (Level 3).  Impaired loans allocated to the allowance for loan and lease losses are measured at fair value on a nonrecurring basis.  Any fair value adjustments are recorded in the period incurred as provision for loan and lease losses on the Consolidated Statements of Income.

Covered loans. Fair values for covered loans accounted for under FASB ASC Topic 310-30 were based on a discounted cash flow methodology that considered factors including the type of loan and related collateral, classification status, fixed or variable interest rate, term of loan and whether or not the loan was amortizing, and a discount rate reflecting the Company's assessment of risk inherent in the cash flow estimates. These covered loans were grouped together according to similar characteristics and were treated in the aggregate when applying various valuation techniques. First Financial estimated the cash flows expected to be collected on these loans based upon the expected remaining life of the underlying loans, which includes the effects of estimated prepayments.

Fair values for covered loans accounted for outside of FASB ASC Topic 310-30 were estimated by discounting the estimated future cash flows using current interest rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities or repricing frequency. The carrying amount of accrued interest approximates its fair value.

These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change.

FDIC indemnification asset. The accounting for FDIC indemnification assets is closely related to the accounting for the underlying, indemnified assets. Fair value of the FDIC indemnification asset was estimated using projected cash flows related to the loss sharing agreements based on the expected reimbursements for losses and the applicable loss sharing percentages. First Financial re-estimates the expected indemnification asset cash flows in conjunction with the periodic re-estimation of cash flows on covered loans accounted for under FASB ASC Topic 310-30. Improvements in cash flow expectations on covered loans generally result in a related decline in the expected indemnification cash flows while declines in cash flow expectations on covered loans generally result in an increase in expected indemnification cash flows.

The expected cash flows are discounted to reflect the uncertainty of the timing and receipt of the loss sharing reimbursement from the FDIC. These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change.

Deposit liabilities. The fair value of demand deposits, savings accounts, and certain money-market deposits was the amount payable on demand at the reporting date.  The carrying amounts for variable-rate certificates of deposit approximated their fair values at the reporting date.  The fair value of fixed-rate certificates of deposit was estimated using a discounted cash flow calculation which applies the interest rates currently offered for deposits of similar remaining maturities.  The carrying amount of accrued interest approximated its fair value.

Borrowings. The carrying amounts of federal funds purchased and securities sold under agreements to repurchase and other short-term borrowings approximated their fair values.  The fair value of long-term debt was estimated using a discounted cash flow calculation which utilizes the interest rates currently offered for borrowings of similar remaining maturities.  Third-party valuations were used for long-term debt with embedded options, such as call features.

Commitments to extend credit and standby letters of credit. Pricing of these financial instruments is based on the credit quality and relationship, fees, interest rates, probability of funding and compensating balance and other covenants or requirements.  Loan commitments generally have fixed expiration dates, are variable rate and contain termination and other clauses which provide for relief from funding in the event that there is a significant deterioration in the credit quality of the client.  Many loan commitments are expected to expire without being drawn upon.  The rates and terms of the commitments to extend credit and the standby letters of credit are competitive with those in First Financial’s market area.  The carrying amounts are reasonable estimates of the fair value of these financial instruments.  Carrying amounts, which are comprised of the unamortized fee income and, where necessary, reserves for any expected credit losses from these financial instruments, are immaterial.

Derivatives. First Financial utilizes interest rate swaps as a means to offer commercial borrowers products that meet their needs and also to achieve First Financial’s desired interest rate risk profile at the time.  The net interest receivable or payable is accrued and recognized as an adjustment to the interest income or interest expense of the hedged item.  The fair values of derivative instruments are based primarily on a net present value calculation of the cash flows related to the interest rate swaps using primarily observable market inputs such as interest rate yield curves.  The discounted net present value calculated represents the cost to terminate the swap if First Financial should choose to do so on the applicable measurement date. Additionally, First Financial utilizes a vendor-developed, proprietary model to value the credit risk component of both the derivative assets and liabilities.  The credit valuation adjustment is recorded as an adjustment to the fair value of the derivative asset or liability on the applicable measurement date (Level 2).

Core Deposit Intangibles Policy
Core deposit intangibles. Core deposit intangibles represent the estimated value of acquired relationships with deposit customers. The estimated fair value of core deposit intangibles are based on a discounted cash flow methodology that gives appropriate consideration to expected customer attrition rates, cost of the deposit base, reserve requirements and the net maintenance cost attributable to customer deposits. Core deposit intangibles are amortized on an accelerated basis over their useful lives.

Income Tax, Policy
Income taxes. First Financial and its subsidiaries file a consolidated federal income tax return. Each subsidiary provides for income taxes on a separate return basis, and remits to First Financial amounts determined to be currently payable.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Pension and Other Postretirement Plans, Pensions, Policy
Pension. First Financial sponsors a non-contributory defined benefit pension plan covering substantially all employees. The measurement of the accrued benefit liability and the annual pension expense involves actuarial and economic assumptions. The assumptions used in pension accounting include those related to the discount rates, the expected return on plan assets, and the rate of compensation increase.

Derivatives, Policy
Derivative instruments. First Financial accounts for its derivative financial instruments in accordance with FASB ASC Topic 815, Derivatives and Hedging. FASB ASC Topic 815 requires all derivative instruments to be carried at fair value on the balance sheet. First Financial designates derivative instruments used to manage interest-rate risk as hedge relationships with certain assets or liabilities being hedged.

First Financial utilizes derivative instruments, primarily interest rate swaps, designated as fair value hedges to mitigate exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk. As the critical terms of the hedged financial instruments and the derivative instruments coincide, the changes in the fair value of the hedged financial instruments and the derivative instruments offset and the hedges are considered to be highly effective. For a fair value hedge, the fair value of the interest rate swap is recognized on the Consolidated Balance Sheets as either a freestanding asset or liability with a corresponding adjustment to the hedged financial instrument. Subsequent adjustments due to changes in the fair value of a derivative that qualifies as a fair value hedge are offset in current period earnings. Under the fair value method, any derivative gains or losses not effective in hedging the change in fair value of the hedged item would be recognized in the Consolidated Statements of Income.

First Financial utilizes derivative instruments, primarily interest rate swaps, designated as cash flow hedges to manage the variability of cash flows, primarily net interest income, attributable to changes in interest rates. The net interest receivable or payable on an interest rate swap designated as a cash flow hedge is accrued and recognized as an adjustment to interest income or interest expense. The fair value of the interest rate swaps is included within accrued interest and other assets on the Consolidated Balance Sheets. Changes in the fair value of the interest rate swap are included in accumulated comprehensive income (loss). Derivative gains and losses not considered effective in hedging the cash flows related to the underlying assets or liabilities, if any, would be recognized immediately in income.

Like other financial instruments, derivatives contain an element of credit risk, which is the possibility that First Financial will incur a loss because a counterparty fails to meet its contractual obligations. Generally, the notional values of interest rate swaps and other off-balance sheet financial instruments significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. First Financial manages this credit risk through counterparty credit policies.

Share-based Compensation, Option and Incentive Plans Policy
Stock-based compensation. First Financial grants stock-based awards, including restricted stock awards for and options to purchase the Company’s common stock. Stock option grants are for a fixed number of shares to employees and directors with an exercise price equal to the fair value of the shares at the date of grant. Stock-based compensation expense is recognized in the Consolidated Statements of Income on a straight-line basis over the vesting period. The amortization of stock-based compensation expense reflects estimated forfeitures adjusted for actual forfeiture experience. As compensation expense is recognized, a deferred tax asset is recorded that represents an estimate of the future tax deduction from exercise. At the time stock-based awards are exercised, cancelled, or expire, First Financial may be required to recognize an adjustment to tax expense.

Earnings Per Share, Policy
Earnings per share. Basic net income per common share is computed by dividing net income applicable to common stock by the weighted average number of shares of common stock outstanding during the period. Diluted net income per common share is computed by dividing net income applicable to common stock by the weighted average number of shares, nonvested stock, and dilutive common stock equivalents outstanding during the period. Common stock equivalents consist of common stock issuable under the assumed exercise of stock options granted under First Financial's stock plans and the assumed conversion of common stock warrants, using the treasury stock method.

Cash and Cash Equivalents, Policy	Cash and Due from Banks. Cash and due from banks consist of currency, coin, and cash items due from banks. Cash items due from banks include noninterest bearing deposits held at other banks.
Segment Reporting, Policy	Segments and related information. In 2011, management continued to review operating performance and make decisions as one banking segment in contiguous geographic markets.
Credit Risk
Derivatives, Methods of Accounting, Hedging Derivatives
First Financial manages this market value credit risk through counterparty credit policies. These policies require the Company to maintain a total derivative notional position of less than 35% of assets, total credit exposure of less than 3% of capital, and no single counterparty credit risk exposure greater than $20.0 million.

Non Covered Loans
Loans and Leases Receivable, Nonaccrual Loan and Lease Status, Policy
Loans are classified as nonaccrual when, in the opinion of management, collection of principal or interest is doubtful or when principal or interest payments are 90 days or more past due. Generally, loans are placed on nonaccrual status due to the continued failure to adhere to contractual payment terms by the borrower coupled with other pertinent factors, such as, insufficient collateral value. The accrual of interest income is discontinued and previously accrued, but unpaid interest is reversed when a loan is placed in nonaccrual status. Any payments received while a loan is on nonaccrual status are applied as a reduction to the carrying value of the loan. A loan may be placed back on accrual status if all contractual payments have been received and collection of future principal and interest payments is no longer doubtful.

Impaired Financing Receivable, Policy	Loans placed in nonaccrual status and TDRs are considered impaired.
Loans and Leases Receivable, Real Estate Acquired Through Foreclosure, Policy
OREO is comprised of properties acquired by the Company through the loan foreclosure or repossession process, or other resolution activities that result in partial or total satisfaction of problem loans. The acquired properties are recorded at the lower of cost, or fair value less estimated costs of disposal (net realizable value), upon acquisition. Losses arising at the time of acquisition of such properties are charged against the allowance for loan and lease losses. Subsequent write-downs in the carrying value of OREO properties are expensed as incurred. Improvements to the properties may be capitalized if the improvements contribute to the overall value of the property, but may not be capitalized in excess of the net realizable value of the property.

Loans and Leases Receivable, Allowance for Loan Losses Policy
Allowance for loan and lease losses (excluding covered loans). For each reporting period, management maintains the allowance for loan and lease losses at a level that it considers sufficient to absorb probable loan and lease losses inherent in the portfolio. Management determines the adequacy of the allowance based on historical loss experience as well as other significant factors such as composition of the portfolio, economic conditions, geographic footprint, the results of periodic internal and external evaluations of delinquent, nonaccrual, and classified loans, and any other adverse situations that may affect a specific borrower's ability to repay (including the timing of future payments). This evaluation is inherently subjective as it requires utilizing material estimates that may be susceptible to significant change. Allocation of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management's judgment, is deemed to be uncollectible.

Management's determination of the adequacy of the allowance is based on an assessment of the probable loan and lease losses inherent in the portfolio given the conditions at the time. The allowance is increased by provisions charged to expense and decreased by actual charge-offs, net of recoveries of amounts previously charged-off. Loans are charged off when management believes that the collection of the principal amount owed in full either through payments from the borrower or from the liquidation of collateral is unlikely.

In the commercial portfolio, which includes time and demand notes, tax-exempt loans, and commercial real estate loans, non-homogeneous loan relationships greater than $250,000 that are considered impaired or designated as a troubled debt restructuring (TDR) are evaluated to determine the need for a specific allowance based on the borrower's overall financial condition, resources and payment record, support from guarantors, and the realizable value of any collateral. Interest income for impaired loans is recorded on a cash basis during the period the loan is considered impaired.

The allowance for non-impaired commercial loans and impaired commercial loan relationships less than $250,000 includes a process of estimating the probable losses inherent in the portfolio by category, based on First Financial's internal system of credit risk ratings and historical loss data. These estimates may also be adjusted for management's estimate of probable losses on specific loan types dependent upon trends in the values of the underlying collateral, delinquent and nonaccrual loans, prevailing economic conditions, changes in lending strategies, and other influencing factors.

Consumer loans are generally evaluated as an asset type within a category (i.e., residential real estate, installment, etc.), as these loans exhibit homogeneous characteristics. The allowance for consumer loans which includes residential real estate, installment, home equity, credit card loans, and overdrafts, is established by estimating losses inherent in each particular category of consumer loans. The estimate of losses is primarily based on historical loss rates for each category, as well as trends in delinquent and nonaccrual loans, prevailing economic conditions, and other significant influencing factors. Consumer loans greater than $100,000 whose terms have been modified in a TDR are individually analyzed for estimated impairment.

Finance, Loans and Leases Receivable, Policy
Loans and leases (excluding covered loans). Loans and leases for which First Financial has the intent and ability to hold for the foreseeable future, or until maturity or payoff, are classified in the Consolidated Balance Sheets as loans and leases. Except for loans which are subject to fair value requirements, loans and leases are carried at the principal amount outstanding, net of unamortized deferred loan origination fees and costs and net of unearned income. Loan origination and commitment fees received, as well as certain direct loan origination costs paid, are deferred, and the net amount is amortized as an adjustment to the related loan's yield. Interest income is recorded on the accrual basis. The accrual of interest income is discontinued and previously accrued, but unpaid interest is reversed when a loan is placed in nonaccrual status. Any payments received while a loan is in nonaccrual status are applied as a reduction to the carrying value of the loan. A loan may be placed back on accrual status if all contractual payments have been received and collection of future principal and interest payments is no longer doubtful.

Loans held for sale may come from two sources: residential real estate loans newly originated for the purpose of sale to third parties and in certain circumstances, previously originated loans that have been specifically identified by management for sale based on predetermined criteria. Loans originated for sale are placed immediately into that category upon origination and are considered to be at fair market value due to the commitment to sell in a short timeframe. Loans transferred to held for sale status are carried at the lower of cost or fair value with any difference charged to the allowance for loan and lease losses. Any subsequent change in carrying value of transferred loans, not to exceed original cost, is recorded in the Consolidated Statements of Income.

Other Real Estate Owned Policy
Other real estate owned (OREO). OREO represents properties primarily acquired by First Financial's bank subsidiary through loan defaults by clients. OREO properties are recorded at the lower of cost or fair value, minus estimated costs to sell at the date acquired. Subsequently, the properties are valued at the lower of the amount recorded when the property was placed into OREO or fair value minus estimated costs to sell based on periodic valuations performed by management. Any gains or losses realized at the time of disposal are reflected in the Consolidated Statements of Income.

Covered Loans
Loans and Leases Receivable, Allowance for Loan Losses Policy
Allowance for loan and lease losses – covered loans. First Financial maintains an allowance for loan and lease losses on covered loans. For loans accounted for under FASB ASC Topic 310-30, expected cash flows are re-estimated periodically with any decline in expected cash flows recorded as provision expense on a discounted basis during the period. These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change. The related, estimated reimbursement on covered loan losses due from the FDIC under loss sharing agreements is recorded as both FDIC loss sharing income and an increase to the FDIC indemnification asset.

Finance, Loans and Leases Receivable, Policy
Covered loans: Loans acquired in Federal Deposit Insurance Corporation (FDIC)-assisted transactions are initially covered under loss sharing agreements and are referred to as covered loans. Pursuant to the terms of the loss sharing agreements, covered loans are subject to a stated loss threshold, as outlined in each loss sharing agreement, whereby the FDIC will reimburse First Financial for 80% of losses of up to a stated loss threshold, and 95% of losses in excess of the threshold. First Financial will reimburse the FDIC for its share of recoveries with respect to losses for which the FDIC paid First Financial a reimbursement under the loss sharing agreement. The FDIC’s obligation to reimburse First Financial for losses with respect to covered loans began with the first dollar of loss incurred.

Covered loans were recorded at their estimated fair value at the time of acquisition. Estimated fair values for covered loans were based on a discounted cash flow methodology that considered various factors including the type of loan and related collateral, classification status, interest rate, term of loan, whether or not the loan was amortizing, and a discount rate reflecting the Company's assessment of risk inherent in the cash flow estimates. Covered loans were grouped together according to similar characteristics and were treated in the aggregate when applying various valuation techniques.

First Financial evaluates purchased loans for impairment in accordance with the provisions of FASB Accounting Standards Codification (ASC) Topic 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality. The cash flows expected to be collected on purchased loans are estimated based upon the expected remaining life of the underlying loans, which includes the effects of estimated prepayments. First Financial is accounting for the majority of purchased loans under FASB ASC Topic 310-30 except loans with revolving privileges, which are outside the scope of this guidance, and loans for which cash flows could not be estimated, which are accounted for under the cost recovery method. Interest income, through accretion of the difference between the carrying value of the loans and the expected cash flows is recognized on all purchased loans being accounted for under FASB ASC Topic 310-30.

For purposes of applying the guidance under FASB ASC Topic 310-30, First Financial groups acquired loans into pools based on common risk characteristics. Expected cash flows are re-estimated periodically for all loans accounted for under FASB ASC Topic 310-30. Generally, a decline in expected cash flows for a pool of loans is referred to as impairment and recorded as provision expense on a discounted basis during the period. Improvement in expected cash flows for a pool of loans, once any previously recorded impairment is recaptured, is recognized prospectively as an adjustment to the yield on the loans in the pool. These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change.

Covered loans outside the scope of FASB ASC Topic 310-30 are accounted for under FASB ASC Topic 310-20, Receivables-Nonrefundable Fees and Costs. Discounts created when the loans were recorded at their estimated fair values at acquisition are amortized over the remaining term of the loan as an adjustment to the related loan's yield. The accrual of interest income is discontinued when the collection of a loan or interest, in whole or in part, is doubtful.

Other Real Estate Owned Policy
Other real estate owned – covered (Covered OREO). Covered OREO represents properties primarily acquired by First Financial's bank subsidiary through loan defaults by clients on covered loans. Pursuant to the terms of the loss sharing agreements, covered assets are subject to stated loss thresholds whereby the FDIC will reimburse First Financial for 80% of losses of up to the stated loss thresholds, and 95% of losses in excess of these amounts. Covered OREO properties are recorded at the lower of cost or fair value, minus estimated costs to sell at the date acquired. Subsequently, the properties are valued at the lower of the amount recorded when the properties were placed into other real estate owned or fair value minus estimated costs to sell based on periodic valuations performed by management. Gains or losses realized at the time of disposal are reflected in the Consolidated Statements of Income and, in general, are substantially offset by a related adjustment to the FDIC indemnification asset.

Covered Loans | Loans Accounted for Under FASB ASC Topic 310-30
Loans and Leases Receivable, Nonperforming Loan and Lease, Policy
Covered loans accounted for under FASB ASC Topic 310-30 are classified as performing, even though they may be contractually past due, as any nonpayment of contractual principal or interest is considered in the periodic re-estimation of expected cash flows and is included in the resulting recognition of current period covered loan loss provision or prospective yield adjustments

Covered Loans | Loans Excluded from FASB ASC Topic 310-30
Loans and Leases Receivable, Nonaccrual Loan and Lease Status, Policy

Similar to uncovered loans, covered loans accounted for outside FASB ASC Topic 310-30 are classified as nonaccrual when, in the opinion of management, collection of principal or interest is doubtful or when principal or interest payments are 90 days or more past due. Generally, loans are placed on nonaccrual status due to the continued failure to adhere to contractual payment terms by the borrower coupled with other pertinent factors, such as, insufficient collateral value. The accrual of interest income is discontinued and previously accrued, but unpaid interest is reversed when a loan is placed in nonaccrual status. Any payments received while a loan is in nonaccrual status are applied as a reduction to the carrying value of the loan. A loan may be placed back on accrual status if all contractual payments have been received and collection of future principal and interest payments is no longer doubtful.

Fair Value Hedges
Derivatives, Methods of Accounting, Hedging Derivatives
Fair Value Hedges. First Financial utilizes interest rate swaps as a means to offer commercial borrowers products that meet their needs, but are also designed to achieve First Financial’s desired interest rate risk profile at the time.  The fair value hedge agreements generally involve the net receipt by First Financial of floating-rate amounts in exchange for net payments by First Financial, through its loan clients, of fixed-rate amounts over the life of the agreements without an exchange of the underlying principal or notional amount.  This results in First Financial’s loan customers receiving fixed rate funding, while providing First Financial with a floating rate asset.  The net interest receivable or payable on the interest rate swaps is accrued and recognized as an adjustment to the interest income or interest expense of the hedged item.  The fair value of the interest rate swaps is included within accrued interest and other assets on the Consolidated Balance Sheets.  The corresponding fair-value adjustment is also included on the Consolidated Balance Sheets in the carrying value of the hedged item.  Derivative gains and losses not considered effective in hedging the change in fair value of the hedged item are recognized immediately in income.

Cash Flow Hedges
Derivatives, Methods of Accounting, Hedging Derivatives
Cash Flow Hedges. First Financial may utilize interest rate swaps designated as cash flow hedges to manage the variability of cash flows, primarily net interest income, attributable to changes in interest rates.  The net interest receivable or payable on an interest rate swap designated as a cash flow hedge is accrued and recognized as an adjustment to interest income or interest expense.  The fair value of the interest rate swaps is included within accrued interest and other assets on the Consolidated Balance Sheets.  Changes in the fair value of the interest rate swaps are included in accumulated comprehensive income (loss).  Derivative gains and losses not considered effective in hedging the cash flows related to the underlying loans, if any, would be recognized immediately in income.

GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
Changes in the carrying amount of goodwill for the year ended December 31, 2011 are shown below.

(Dollars in thousands)
Balance at December 31, 2010	$51,820
Goodwill acquired:
Liberty banking center acquisition	17,102
Flagstar banking center acquisition	26,128
Balance at December 31, 2011	$95,050

INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Held-To-Maturity and Available-For-Sale Investment Securities
The following is a summary of held-to-maturity and available-for-sale investment securities as of December 31, 2011.

	Held-to-Maturity				Available-for-Sale
(Dollars in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Market Value	Amortized Cost	Unrealized Gains	Unrealized Losses	Market Value
Securities of U.S. government agencies and corporations	$0	$0	$0	$0	$45,757	$433	$0	$46,190
Mortgage-backed securities	90	2	0	92	1,344,015	21,394	(2,031)	1,363,378
Obligations of state and other political subdivisions	2,574	227	0	2,801	9,270	121	(5)	9,386
Other securities	0	0	0	0	22,448	530	(86)	22,892
Total	$2,664	$229	$0	$2,893	$1,421,490	$22,478	$(2,122)	$1,441,846

The following is a summary of held-to-maturity and available-for-sale investment securities as of December 31, 2010.

	Held-to-Maturity				Available-for-Sale
	Amortized	Unrealized	Unrealized	Market	Amortized	Unrealized	Unrealized	Market
(Dollars in thousands)	Cost	Gains	Losses	Value	Cost	Gains	Losses	Value
U.S. Treasuries	$13,959	$390	$(18)	$14,331	$0	$0	$0	$0
Securities of U.S. government agencies and corporations	0	0	0	0	105,028	957	0	105,985
Mortgage-backed securities	118	4	0	122	775,867	15,513	(2,630)	788,750
Obligations of state and other political subdivisions	3,329	284	0	3,613	13,708	207	(91)	13,824
Other securities	0	0	0	0	9,943	614	(6)	10,551
Total	$17,406	$678	$(18)	$18,066	$904,546	$17,291	$(2,727)	$919,110

Summary of Investment Securities by Estimated Maturity
The following is a summary of investment securities by estimated maturity as of December 31, 2011.

	Held-to-Maturity		Available-for-Sale
(Dollars in thousands)	Amortized Cost	Market Value	Amortized Cost	Market Value
Due in one year or less	$294	$296	$38,331	$38,619
Due after one year through five years	1,329	1,392	836,507	853,883
Due after five years through ten years	197	230	170,743	172,523
Due after ten years	844	975	375,909	376,821
Total	$2,664	$2,893	$1,421,490	$1,441,846

Age of Gross Unrealized Losses and Associated Fair Value by Investment Category
The following tables present the age of gross unrealized losses and associated fair value by investment category.

	December 31, 2011
	Less than 12 Months		12 Months or More		Total
(Dollars in thousands)	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Mortgage-backed securities	$343,883	$1,938	$29,562	$93	$373,445	$2,031
Obligations of state and other political subdivisions	0	0	2,278	5	2,278	5
Other securities	9,133	86	17	0	9,150	86
Total	$353,016	$2,024	$31,857	$98	$384,873	$2,122

	December 31, 2010
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollars in thousands)	Value	Loss	Value	Loss	Value	Loss
U.S. Treasuries	$2,334	$18	$0	$0	$2,334	$18
Mortgage-backed securities	280,445	2,538	1,336	92	281,781	2,630
Obligations of state and other political subdivisions	0	0	2,194	91	2,194	91
Other securities	2,217	6	17	0	2,234	6
Total	$284,996	$2,562	$3,547	$183	$288,543	$2,745

DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Derivative Financial Instruments by Nature of Underlying Asset or Liability
The following table summarizes the derivative financial instruments utilized by First Financial by the nature of the underlying asset or liability:

	Fair Value Hedges
(Dollars in thousands)	December 31,
	2011	2010
Instruments associated with loans:
Total notional value	$775,328	$578,959

Summary of Derivative Financial Instruments and Balances
The following table summarizes the derivative financial instruments utilized by First Financial and their balances:

		December 31, 2011			December 31, 2010
			Estimated Fair Value			Estimated Fair Value
(Dollars in thousands)	Balance Sheet Location	Notional Amount	Gain	Loss	Notional Amount	Gain	Loss
Fair Value Hedges
Pay fixed interest rate swaps with counterparty	Accrued interest and other liabilities	$17,456	$0	$(2,263)	$21,301	$0	$(2,302)
Matched interest rate swaps with borrower	Accrued interest and other assets	378,936	24,566	0	278,829	14,843	(131)
Matched interest rate swaps with counterparty	Accrued interest and other liabilities	378,936	0	(25,860)	278,829	131	(15,502)
Total		$775,328	$24,566	$(28,123)	$578,959	$14,974	$(17,935)

Derivative Financial Instruments, Average Remaining Maturity and the Weighted-Average Interest Rates being Paid and Received
The following table details the derivative financial instruments, the average remaining maturities and the weighted-average interest rates being paid and received by First Financial at December 31, 2011:

				Weighted-Average Rate
(Dollars in thousands)	Notional Value	Average Maturity (years)	Fair Value	Receive	Pay
Asset conversion swaps
Pay fixed interest rate swaps with counterparty	$17,456	4.3	$(2,263)	2.22%	6.73%
Receive fixed, matched interest rate swaps with borrower	378,936	4.5	24,566	5.64%	3.05%
Pay fixed, matched interest rate swaps with counterparty	378,936	4.5	(25,860)	3.05%	5.64%
Total swap portfolio	$775,328	4.5	$(3,557)	4.30%	4.40%

Location and Amounts Recognized for Fair Value Hedges
The following table details the location and amounts recognized for fair value hedges:

		Decrease to Interest Income
(Dollars in thousands)		Years Ended
Derivatives in fair value hedging relationships	Location of change in fair value derivative	December 31,
		2011	2010
Interest Rate Contracts
Loans	Interest Income - Loans	$(891)	$(1,004)
Total		$(891)	$(1,004)

LOANS (excluding covered loans) (Tables) (Non Covered Loans)	12 Months Ended
Dec. 31, 2011
Non Covered Loans
Loan Delinquency, including Nonaccrual Loans
Loan delinquency, including nonaccrual loans, was as follows:

	As of December 31, 2011
(Dollars in thousands)	30 – 59 Days past due	60 – 89 Days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$2,964	$96	$7,473	$10,533	$846,448	$856,981	$0
Real estate - construction	47	0	17,004	17,051	97,923	114,974	0
Real estate - commercial	4,940	2,102	16,654	23,696	1,209,371	1,233,067	0
Real estate - residential	8,602	236	7,012	15,850	272,130	287,980	0
Installment	437	53	355	845	66,698	67,543	0
Home equity	1,304	246	1,637	3,187	355,773	358,960	0
Other	495	231	191	917	48,025	48,942	191
Total	$18,789	$2,964	$50,326	$72,079	$2,896,368	$2,968,447	$191

	As of December 31, 2010
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$2,241	$1,573	$11,684	$15,498	$784,755	$800,253	$0
Real estate - construction	1,754	3,782	8,973	14,509	149,034	163,543	0
Real estate - commercial	3,202	3,979	16,435	23,616	1,116,315	1,139,931	0
Real estate - residential	7,671	1,930	5,127	14,728	254,445	269,173	0
Installment	456	48	120	624	69,087	69,711	0
Home equity	1,260	392	2,166	3,818	337,492	341,310	0
Other	366	176	370	912	31,260	32,172	370
Total	$16,950	$11,880	$44,875	$73,705	$2,742,388	$2,816,093	$370

Loans Restructured During Period
The following table provides information on TDRs during 2011.

	Year Ended December 31,
	2011
	Total TDRs
(Dollars in thousands)	Number of Loans	Pre-Modification Loan Balance	Period End Balance
Commercial	4	$2,675	$2,673
Real estate - construction	1	1,193	1,193
Real estate - commercial	9	3,251	3,150
Real estate - residential	16	1,790	1,811
Installment	2	114	114
Home equity	1	101	101
Total	33	$9,124	$9,042

Loans Restructured, Modifications
The following table provides information on how TDRs were modified during 2011.

Year Ended December 31,
(Dollars in thousands)	2011 (2)
Extended Maturities	$3,539
Adjusted Interest Rates	338
Combination of Rate and Maturity Changes	1,487
Forbearance	3,563
Other (1)	115
Total	$9,042
 __________________________________________
(1) Other includes covenant modifications and other concessions or combination of concessions that do not consist of interest rate adjustments, forbearance, and maturity extensions.
(2) Balances are as of period end.

Loan Restructuring, Loans with a Payment Default Within 12 Months of Loan Modification
The following tables provide information on TDRs for which there was a payment default during the period that occurred within twelve months of the loan modification.

	Year Ended December 31,
	2011
(Dollars in thousands)	Number of Loans	Period End Balance
Commercial	0	$0
Real estate - construction	1	6,229
Real estate - commercial	3	2,274
Real estate - residential	2	255
Installment	0	0
Home equity	0	0
Total	6	$8,758

Nonaccrual, Restructured and Impaired Loans
Loans placed in nonaccrual status and TDRs are considered impaired. The following table provides information on nonaccrual, TDRs, and impaired loans as of December 31:

(Dollars in thousands)	2011	2010	2009
Principal balance
Nonaccrual loans
Commercial	$7,809	$13,729	$13,798
Real estate-construction	10,005	12,921	35,604
Real estate-commercial	28,349	28,342	15,320
Real estate-residential	5,692	4,607	3,993
Installment	371	150	618
Home equity	2,073	2,553	2,324
Nonaccrual loans	54,299	62,302	71,657
Troubled debt restructurings
Accruing	4,009	3,508	679
Nonaccrual	18,071	14,105	5,446
Total troubled debt restructurings	22,080	17,613	6,125
Total impaired loans	$76,379	$79,915	$77,782

Interest income effect
Gross amount of interest that would have been recorded under original terms	$5,500	$5,462	$4,576
Interest included in income
Nonaccrual loans	468	1,772	$2,384
Troubled debt restructurings	299	521	$35
Total interest included in income	767	2,293	$2,419
Net impact on interest income	$4,733	$3,169	$2,157

Commitments outstanding to borrowers with nonaccrual loans	$0	$77	$4

Investment in Impaired Loans
First Financial's investment in impaired loans was as follows:

	As of December 31, 2011
(Dollars in thousands)	Current Balance	Contractual Principal Balance	Related Allowance	Average Current Balance	YTD Interest Income Recognized
Loans with no related allowance recorded
Commercial	$6,351	$8,387	$0	$7,337	$62
Real estate - construction	6,289	11,129	0	5,657	2
Real estate - commercial	14,999	22,718	0	18,306	249
Real estate - residential	8,639	9,580	0	6,848	66
Installment	485	526	0	356	5
Home equity	2,073	2,206	0	2,337	10

Loans with an allowance recorded
Commercial	4,131	4,267	3,205	3,683	15
Real estate - construction	11,098	13,905	2,578	13,731	92
Real estate - commercial	19,521	26,357	6,441	15,484	225
Real estate - residential	2,692	2,705	313	3,630	37
Installment	0	0	0	15	1
Home equity	101	101	2	81	3

Total
Commercial	10,482	12,654	3,205	11,020	77
Real estate - construction	17,387	25,034	2,578	19,388	94
Real estate - commercial	34,520	49,075	6,441	33,790	474
Real estate - residential	11,331	12,285	313	10,478	103
Installment	485	526	0	371	6
Home equity	2,174	2,307	2	2,418	13
Total	$76,379	$101,881	$12,539	$77,465	$767

	As of December 31, 2010
(Dollars in thousands)	Current Balance	Contractual Principal Balance	Related Allowance	Average Current Balance	Interest Income Recognized
Loans with no related allowance recorded
Commercial	$9,375	$12,008	$0	$7,432	$228
Real estate - construction	4,925	8,458	0	9,935	98
Real estate - commercial	17,431	21,660	0	14,113	804
Real estate - residential	5,854	6,447	0	6,611	84
Installment	150	179	0	336	6
Home equity	2,553	3,345	0	2,188	74

Loans with an allowance recorded
Commercial	4,354	6,090	2,017	10,423	77
Real estate - construction	14,407	18,261	3,716	11,063	378
Real estate - commercial	16,693	19,799	4,347	13,391	392
Real estate - residential	4,173	4,264	336	2,727	152

Total
Commercial	13,729	18,098	2,017	17,855	305
Real estate - construction	19,332	26,719	3,716	20,998	476
Real estate - commercial	34,124	41,459	4,347	27,504	1,196
Real estate - residential	10,027	10,711	336	9,338	236
Installment	150	179	0	336	6
Home equity	2,553	3,345	0	2,188	74
Total	$79,915	$100,511	$10,416	$78,219	$2,293

Commercial and Consumer Credit Exposure by Risk Attribute
Commercial and consumer credit exposure by risk attribute was as follows:

	As of December 31, 2011
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$799,471	$89,072	$1,110,718	$1,999,261
Special Mention	37,547	1,751	28,994	68,292
Substandard	19,435	24,151	93,355	136,941
Doubtful	528	0	0	528
Total	$856,981	$114,974	$1,233,067	$2,205,022

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$279,958	$67,136	$356,887	$48,942	$752,923
Nonperforming	8,022	407	2,073	0	10,502
Total	$287,980	$67,543	$358,960	$48,942	$763,425

	As of December 31, 2010
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$731,932	$115,988	$979,023	$1,826,943
Special Mention	36,453	4,829	63,618	104,900
Substandard	31,557	42,726	97,290	171,573
Doubtful	311	0	0	311
Total	$800,253	$163,543	$1,139,931	$2,103,727

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$262,654	$69,561	$338,757	$32,172	$703,144
Nonperforming	6,519	150	2,553	0	9,222
Total	$269,173	$69,711	$341,310	$32,172	$712,366

Changes in Other Real Estate Owned
Changes in OREO were as follows:

	Years Ended December 31,
(Dollars in thousands)	2011	2010	2009
Balance at beginning of year	$17,907	$4,145	$4,028
Additions
Commercial	1,328	17,520	3,074
Residential	2,904	1,130	3,062
Total additions	4,232	18,650	6,136
Disposals
Commercial	3,916	2,315	3,237
Residential	2,536	1,674	2,428
Total disposals	6,452	3,989	5,665
Write-downs
Commercial	4,042	727	55
Residential	328	172	299
Total write-downs	4,370	899	354
Balance at end of year	$11,317	$17,907	$4,145

LOANS (covered) (Tables) (Covered Loans)	12 Months Ended
Dec. 31, 2011
Carrying Value of Purchased Impaired and Nonimpaired Loans
The following table reflects the carrying value of all purchased impaired and nonimpaired covered loans:

	December 31, 2011			December 31, 2010
(Dollars in thousands)	Loans Accounted For Under FASB ASC Topic 310-30	Loans excluded from FASB ASC Topic 310-30 (1)	Total Purchased Loans	Loans Accounted For Under FASB ASC Topic 310-30	Loans Excluded From FASB ASC Topic 310-30 (1)	Total Purchased Loans
Commercial	$182,625	$13,267	$195,892	$295,600	$38,439	$334,039
Real estate - construction	17,120	0	17,120	42,743	0	42,743
Real estate - commercial	627,257	9,787	637,044	837,942	17,783	855,725
Real estate - residential	121,117	0	121,117	147,052	0	147,052
Installment	12,123	1,053	13,176	19,560	1,511	21,071
Home equity	4,146	60,832	64,978	7,241	66,454	73,695
Other covered loans	0	3,917	3,917	0	7,168	7,168
Total covered loans	$964,388	$88,856	$1,053,244	$1,350,138	$131,355	$1,481,493

(1) Includes loans with revolving privileges which are scoped out of FASB ASC Topic 310-30 and certain loans which First Financial elected to treat under the cost recovery method of accounting.

Covered Nonaccrual Loans

Information as to covered nonaccrual loans was as follows:

(Dollars in thousands)	2011	2010	2009
Principal balance
Nonaccrual loans
Commercial	$7,203	$16,190	$8,458
Real estate-commercial	2,192	2,074	5,745
Home equity	1,747	1,491	1,703
All other	18	0	509
Total	$11,160	$19,755	$16,415

Interest income effect
Gross amount of interest that would have been recorded under original terms	$1,020	$1,453	$1,049
Interest included in income	58	398	608
Net impact on interest income	$962	$1,055	$441

Investment in Impaired Loans
First Financial’s investment in covered impaired loans, excluding loans accounted for under FASB ASC Topic 310-30, was as follows:

	As of December 31, 2011
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	YTD Interest Income Recognized
Loans with no related allowance recorded
Commercial	$7,203	$10,152	$0	$9,873	$47
Real estate - commercial	2,192	4,002	0	2,504	5
Home equity	1,747	2,878	0	1,559	6
All other	18	18	0	9	0
Total	$11,160	$17,050	$0	$13,945	$58

	As of December 31, 2010
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	YTD Interest Income Recognized
Loans with no related allowance recorded
Commercial	$16,190	$18,346	$0	$12,324	$316
Real estate - commercial	2,074	5,412	0	3,910	14
Installment	0	0	0	255	0
Home equity	1,491	3,137	0	1,597	68
Total	$19,755	$26,895	$0	$18,086	$398

Commercial and Consumer Credit Exposure by Risk Attribute

Covered commercial and consumer credit exposure by risk attribute was as follows:

	As of December 31, 2011
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$113,201	$2,506	$340,889	$456,596
Special Mention	22,468	3,597	63,880	89,945
Substandard	52,103	11,017	230,870	293,990
Doubtful	8,120	0	1,405	9,525
Total	$195,892	$17,120	$637,044	$850,056

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$121,117	$13,176	$63,231	$3,899	$201,423
Nonperforming	0	0	1,747	18	1,765
Total	$121,117	$13,176	$64,978	$3,917	$203,188

	As of December 31, 2010
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$225,088	$14,021	$476,140	$715,249
Special Mention	35,768	5,743	106,057	147,568
Substandard	60,090	22,979	268,651	351,720
Doubtful	13,093	0	4,877	17,970
Total	$334,039	$42,743	$855,725	$1,232,507

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$147,052	$21,071	$72,204	$7,168	$247,495
Nonperforming	0	0	1,491	0	1,491
Total	$147,052	$21,071	$73,695	$7,168	$248,986

Changes in Other Real Estate Owned

Changes in covered OREO were as follows:

	Years Ended December 31,
(Dollars in thousands)	2011	2010	2009
Balance at beginning of year	$35,257	$12,916	$0
Additions
Commercial	46,880	22,237	12,916
Residential	2,753	9,827	0
Total additions	49,633	32,064	12,916
Disposals
Commercial	26,693	4,744	0
Residential	7,849	4,536	0
Total disposals	34,542	9,280	0
Write-downs
Commercial	4,407	414	0
Residential	1,123	29	0
Total write-downs	5,530	443	0
Balance at end of year	$44,818	$35,257	$12,916

Loans Excluded from FASB ASC Topic 310-30
Carrying Amount of Accretable Yield for Purchased Impaired and Nonimpaired Loans
Changes in the carrying amount of accretable yield for loans accounted for under FASB ASC Topic 310-30 for the years ended December 31 were as follows:

(Dollars in thousands)	2011	2010	2009
Balance at beginning of period (1)	$509,945	$623,669	$0
Additions	0	0	691,266
Reclassification from non-accretable difference	39,079	97,808	0
Accretion	(125,524)	(139,356)	(48,673)
Other net activity (2)	(79,090)	(72,176)	(18,924)
Balance at end of period	$344,410	$509,945	$623,669

(1)   Excludes loans with revolving privileges which are scoped out of FASB Topic 310-30 and certain loans which First Financial elected to treat under the cost recovery method.
(2)   Includes the impact of loan repayments and charge-offs.

Loan Delinquency, including Nonaccrual Loans

Delinquency. Covered loan delinquency, excluding loans accounted for under FASB ASC Topic 310-30, was as follows:

	As of December 31, 2011
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$73	$294	$6,490	$6,857	$6,410	$13,267	$0
Real estate - commercial	184	0	1,870	2,054	7,733	9,787	0
Installment	0	0	0	0	1,053	1,053	0
Home equity	1,344	11	1,679	3,034	57,798	60,832	0
All other	10	6	125	141	3,776	3,917	107
Total	$1,611	$311	$10,164	$12,086	$76,770	$88,856	$107

	As of December 31, 2010
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$880	$419	$13,764	$15,063	$23,376	$38,439	$0
Real estate - commercial	225	62	1,896	2,183	15,600	17,783	0
Installment	0	0	0	0	1,511	1,511	0
Home equity	656	443	1,424	2,523	63,931	66,454	0
All other	87	10	9	106	7,062	7,168	9
Total	$1,848	$934	$17,093	$19,875	$111,480	$131,355	$9

ALLOWANCE FOR LOAN AND LEASE LOSSES (Tables)	12 Months Ended
Dec. 31, 2011
Changes in the Allowance for Loan and Lease Losses for the Previous Five Quarters

Changes in the allowance for loan and lease losses for the three years ended December 31 were as follows:

(Dollars in thousands)	2011	2010	2009
Balance at beginning of period	$57,235	$59,311	$35,873
Provision for loan losses	19,210	33,564	56,084
Loans charged off	(25,798)	(38,351)	(34,949)
Recoveries	1,929	2,711	2,303
Balance at end of period	$52,576	$57,235	$59,311

Allowance for Loan and Lease Losses by Classification
Changes in the allowance for loan and lease losses by loan category as of December 31 were as follows:

	2011
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Residential	Installment	Home Equity	Other	Total
Allowance for loan and lease losses
Balance at beginning of period	$10,138	$8,326	$14,917	$8,907	$1,981	$10,939	$2,027	$57,235
Provision for loan and lease losses	2,825	2,345	13,384	(2,407)	(159)	1,878	1,344	19,210
Gross charge-offs	3,436	6,279	10,382	1,551	526	2,183	1,441	25,798
Recoveries	762	32	309	45	363	117	301	1,929
Total net charge-offs	2,674	6,247	10,073	1,506	163	2,066	1,140	23,869
Ending allowance for loan and lease losses	$10,289	$4,424	$18,228	$4,994	$1,659	$10,751	$2,231	$52,576
Ending allowance on loans individually evaluated for impairment	$3,205	$2,578	$6,441	$313	$0	$2	$0	$12,539
Ending allowance on loans collectively evaluated for impairment	7,084	1,846	11,787	4,681	1,659	10,749	2,231	40,037
Ending allowance for loan and lease losses	$10,289	$4,424	$18,228	$4,994	$1,659	$10,751	$2,231	$52,576
Loans and Leases
Ending balance of loans individually evaluated for impairment	$8,351	$17,387	$30,708	$3,730	$0	$101	$0	$60,277
Ending balance of loans collectively evaluated for impairment	848,630	97,587	1,202,359	284,250	67,543	358,859	48,942	2,908,170
Total loans, excluding covered loans	$856,981	$114,974	$1,233,067	$287,980	$67,543	$358,960	$48,942	$2,968,447

	2010
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Residential	Installment	Home Equity	Other	Total
Allowance for loan and lease losses
Balance at beginning of period	$18,590	$8,143	$15,190	$5,308	$2,159	$8,063	$1,858	$59,311
Provision for loan and lease losses	4,252	8,778	6,836	5,268	457	6,183	1,790	33,564
Gross charge-offs	13,324	8,619	8,191	1,693	1,154	3,499	1,871	38,351
Recoveries	620	24	1,082	24	519	192	250	2,711
Total net charge-offs	12,704	8,595	7,109	1,669	635	3,307	1,621	35,640
Ending allowance for loan and lease losses	$10,138	$8,326	$14,917	$8,907	$1,981	$10,939	$2,027	$57,235
Ending allowance on loans individually evaluated for impairment	$2,017	$3,716	$4,347	$336	$0	$0	$0	$10,416
Ending allowance on loans collectively evaluated for impairment	8,121	4,610	10,570	8,571	1,981	10,939	2,027	46,819
Ending allowance for loan and lease losses	$10,138	$8,326	$14,917	$8,907	$1,981	$10,939	$2,027	$57,235
Loans and Leases
Ending balance of loans individually evaluated for impairment	$12,175	$19,294	$31,260	$5,420	$0	$0	$0	$68,149
Ending balance of loans collectively evaluated for impairment	788,078	144,249	1,108,671	263,753	69,711	341,310	32,172	2,747,944
Total loans, excluding covered loans	$800,253	$163,543	$1,139,931	$269,173	$69,711	$341,310	$32,172	$2,816,093

Covered Loans
Changes in the Allowance for Loan and Lease Losses for the Previous Five Quarters
The allowance for loan and lease losses on covered loans is presented in the tables below:

	December 31, 2011
		Real Estate
(Dollars in thousands)	Commercial	Commercial	Residential	Installment	Total
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	$19,160	$21,930	$1,396	$349	$42,835
Ending allowance on acquired loans outside the scope of ASC 310-30	0	0	0	0	0
Ending allowance on covered loans	$19,160	$21,930	$1,396	$349	$42,835

	December 31, 2010
		Real Estate
(Dollars in thousands)	Commercial	Commercial	Residential	Installment	Total
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	$8,787	$7,213	$232	$261	$16,493
Ending allowance on acquired loans outside the scope of ASC 310-30	0	0	0	0	0
Ending allowance on covered loans	$8,787	$7,213	$232	$261	$16,493

Allowance for Loan and Lease Losses by Classification
Changes in the allowance for loan and lease losses on covered loans for the two years ended December 31 were as follows:

(Dollars in thousands)	2011	2010
Balance at beginning of year	$16,493	$0
Provision for loan and lease losses	64,081	63,144
Loans charged-off	(45,604)	(46,992)
Recoveries	7,865	341
Balance at end of year	$42,835	$16,493

PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Premises and equipment at December 31 were as follows:

(Dollars in thousands)	2011	2010
Land and land improvements	$41,160	$35,487
Buildings	104,835	99,823
Furniture and fixtures	57,857	54,384
Leasehold improvements	11,526	9,160
Construction in progress	13,502	3,951
	228,880	202,805

Less accumulated depreciation and amortization	90,784	84,328
Total	$138,096	$118,477

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	First Financial's future minimum lease payments for operating leases are as follows:

(Dollars in thousands)	December 31, 2011
2012	$8,155
2013	7,295
2014	6,302
2015	5,774
2016	4,744
Thereafter	22,955
Total	$55,225

BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
The following is a summary of short-term borrowings for the last three years:

	2011		2010		2009
(Dollars in thousands)	Amount	Rate	Amount	Rate	Amount	Rate
At December 31,
Federal funds purchased and securities sold under agreements to repurchase	$99,431	0.10%	$59,842	0.20%	$37,430	0.19%
Federal Home Loan Bank borrowings	0	N/A	0	N/A	0	N/A
Other short-term borrowings	0	N/A	0	N/A	0	N/A
Total	$99,431	0.10%	$59,842	0.20%	$37,430	0.19%

Average for the year
Federal funds purchased and securities sold under agreements to repurchase	$96,060	0.17%	$47,531	0.20%	$99,865	0.25%
Federal Home Loan Bank borrowings	0	N/A	0	N/A	114,636	0.37%
Other short-term borrowings	0	N/A	0	N/A	29,512	2.20%
Total	$96,060	0.17%	$47,531	0.20%	$244,013	0.54%

Maximum month-end balances
Federal funds purchased and securities sold under agreements to repurchase	$105,291		$64,995		$240,557
Federal Home Loan Bank borrowings	0		0		250,000
Other short-term borrowings	0		0		58,000

Summary of Long-term Debt [Table Text Block]
The following is a summary of First Financial's long-term debt:

	2011		2010
(Dollars in thousands)	Amount	Average Rate	Amount	Average Rate
Federal Home Loan Bank	$11,544	3.80%	$63,880	3.79%
National Market Repurchase Agreement	65,000	3.50%	65,000	3.50%
Total long-term debt	$76,544	3.55%	$128,880	3.64%

Schedule of Maturities of Long-term Debt [Table Text Block]
As of December 31, 2011, the long-term debt matures as follows:

(Dollars in thousands)	FHLB	Repurchase Agreement
2012	$29	$0
2013	29	12,500
2014	28	27,500
2015	28	25,000
2016	28	0
Thereafter	11,402	0
Total	$11,544	$65,000

INCOME TAXES INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense consisted of the following components:

(Dollars in thousands)	2011	2010	2009
Current expense
Federal	$46,270	$38,572	$14,740
State	6,493	5,590	1,500
Total	52,763	44,162	16,240
Deferred (benefit) expense
Federal	(12,836)	(10,170)	103,218
State	(1,627)	(1,290)	13,181
Total	(14,463)	(11,460)	116,399
Income tax expense	$38,300	$32,702	$132,639

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The difference between the federal income tax rates, applied to income before income taxes, and the effective rates were due to the following:

(Dollars in thousands)	2011	2010	2009
Income taxes computed at federal statutory rate (35%) on income before income taxes	$36,763	$32,183	$123,891
Tax-exempt income	(586)	(519)	(754)
Bank-owned life insurance	(612)	(581)	(255)
Tax credits	(1,200)	(1,596)	(380)
State income taxes, net of federal tax benefit	3,163	2,795	9,542
Other	772	420	595
Income tax expense	$38,300	$32,702	$132,639

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The major components of the temporary differences that give rise to deferred tax assets and liabilities at December 31, 2011, and 2010, were as follows:

(Dollars in thousands)	2011	2010
Deferred tax assets
Allowance for loan and lease losses	$36,030	$27,841
Deferred compensation	556	359
Mark to market adjustment on loans and derivatives	177	227
Postretirement benefits other than pension liability	141	156
Accrued stock-based compensation	1,493	1,198
Other reserves	219	392
Accrued expenses	4,521	2,714
Other	2,332	1,019
Total deferred tax assets	45,469	33,906

Deferred tax liabilities
Tax depreciation greater than book depreciation	(8,251)	(8,881)
FHLB and FRB stock	(17,060)	(19,716)
Mortgage-servicing rights	(339)	(567)
Leasing activities	(676)	(4)
Deferred section 597 gain	(62,421)	(83,229)
Prepaid pension	(1,454)	(3,995)
Intangible assets	(7,536)	(5,872)
Deferred loan fees and costs	(1,472)	(862)
Prepaid expenses	(1,310)	(1,080)
Net unrealized gains on securities available-for-sale and derivatives	(7,687)	(5,263)
Fair value adjustments on acquisitions	(14,945)	(2,439)
Other	(1,278)	(796)
Total deferred tax liabilities	(124,429)	(132,704)
Total net deferred tax liability	$(78,960)	$(98,798)

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2011
Related Tax Effects Allocated to Other Comprehensive Income and Accumulated Other Comprehensive Income (Loss)
The related tax effects allocated to other comprehensive income and accumulated other comprehensive income (loss) are as follows:

	December 31, 2011
	Transactions
(Dollars in thousands)	Pre-tax	Tax-effect	Net of tax	Balances Net of tax
Unrealized gain on securities available-for-sale	$5,792	$(2,187)	$3,605	$12,669
Unrealized loss on derivatives	628	(237)	391	0
Retirement obligation	(20,652)	7,798	(12,854)	(34,136)
Foreign currency translation	(588)	0	(588)	(23)
Total	$(14,820)	$5,374	$(9,446)	$(21,490)

	December 31, 2010
	Transactions
(Dollars in thousands)	Pre-tax	Tax-effect	Net of tax	Balances Net of tax
Unrealized gain on securities available-for-sale	$(1,485)	$325	$(1,160)	$9,064
Unrealized loss on derivatives	(2,089)	767	(1,322)	(391)
Retirement obligation	(46)	525	479	(21,282)
Foreign currency translation	446	0	446	565
Total	$(3,174)	$1,617	$(1,557)	$(12,044)

	December 31, 2009
	Transactions
(Dollars in thousands)	Pre-tax	Tax-effect	Net of tax	Balances Net of tax
Unrealized gain on securities available-for-sale	$5,138	$(1,853)	$3,285	$10,224
Unrealized loss on derivatives	251	(89)	162	931
Retirement obligation	(3,310)	1,162	(2,148)	(21,761)
Foreign currency translation	119	0	119	119
Total	$2,198	$(780)	$1,418	$(10,487)

CAPITAL (Tables)	12 Months Ended
Dec. 31, 2011
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
Actual and required capital amounts and ratios at year-end are presented in the table that follows.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2011
Total capital to risk-weighted assets
Consolidated	$683,255	18.74%	$291,632	8.00%	N/A	N/A
First Financial Bank	578,042	15.89%	290,992	8.00%	$363,740	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	636,836	17.47%	145,816	4.00%	N/A	N/A
First Financial Bank	524,363	14.42%	145,496	4.00%	218,244	6.00%

Tier 1 capital to average assets
Consolidated	636,836	9.87%	258,122	4.00%	N/A	N/A
First Financial Bank	524,363	8.13%	258,035	4.00%	322,543	5.00%

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2010
Total capital to risk-weighted assets
Consolidated	$727,252	19.72%	$294,978	8.00%	N/A	N/A
First Financial Bank	600,911	16.36%	293,930	8.00%	$367,412	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	680,145	18.45%	147,489	4.00%	N/A	N/A
First Financial Bank	546,726	14.88%	146,965	4.00%	220,447	6.00%

Tier 1 capital to average assets
Consolidated	680,145	10.89%	248,847	4.00%	N/A	N/A
First Financial Bank	546,726	8.75%	248,437	4.00%	310,546	5.00%

EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
The fair value of the plan assets as of December 31, 2011 by asset category is shown in the table that follows.

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Money market fund	$1,551	$1,551	$0	$0
U.S. Treasury securities	3,745	0	3,745	0
Securities of U.S. government agencies and corporations	2,019	0	2,019	0
Corporate bonds	7,249	0	7,249	0
Equity securities:
Common stock	19,368	19,368	0	0
Mutual funds	63,106	63,106	0	0
Exchange traded funds	17,756	17,756	0	0
Total	$114,794	$101,781	$13,013	$0

The fair value of the plan assets as of December 31, 2010 by asset category is shown below.

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Money market fund	$60,967	$60,967	$0	$0
U.S. Treasury securities	494	0	494	0
Corporate bonds	3,078	0	3,078	0
Equity securities:
Common stock	1,594	1,594	0	0
Mutual funds	48,141	48,141	0	0
Exchange traded funds	8,350	8,350	0	0
Total	$122,624	$119,052	$3,572	$0

Schedule of Expected Benefit Payments [Table Text Block]
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(Dollars in thousands)	Retirement Benefits
2012	$4,908
2013	5,274
2014	5,146
2015	4,677
2016	9,621
Thereafter	28,858

Schedule of Amounts Recognized in Balance Sheet and Income Statement [Table Text Block]
The following tables set forth information concerning amounts recognized in First Financial's Consolidated Balance Sheets and Consolidated Statements of Income:

	December 31,
(Dollars in thousands)	2011	2010
Change in benefit obligation
Benefit obligation at beginning of year	$52,312	$47,996
Service cost	3,177	2,590
Interest cost	2,723	2,711
Actuarial loss	9,180	2,542
Benefits paid, excluding settlement	(3,482)	(3,527)
Benefit obligation at end of year	63,910	52,312

Change in plan assets
Fair value of plan assets at beginning of year	122,677	60,418
Actual return on plan assets	(4,223)	5,786
Employer contribution	0	60,000
Benefits paid, excluding settlement	(3,482)	(3,527)
Fair value of plan assets at end of year	114,972	122,677

Amounts recognized in the Consolidated Balance Sheets
Assets	51,062	70,365
Liabilities	0	0
Net amount recognized	$51,062	$70,365

Amounts recognized in accumulated other comprehensive income (loss)
Net actuarial loss	$59,390	$39,160
Net prior service cost	(4,542)	(4,965)
Deferred tax assets	(20,712)	(12,913)
Net amount recognized	$34,136	$21,282

Change in accumulated other comprehensive income (loss)	$12,854	$(479)

Accumulated benefit obligation	$60,485	$49,619

Schedule of Components of Net Periodic Benefit Cost [Table Text Block]

Components of net periodic benefit cost
	December 31,
(Dollars in thousands)	2011	2010	2009
Service cost	$3,177	$2,590	$2,301
Interest cost	2,723	2,711	2,704
Expected return on assets	(9,020)	(4,932)	(5,273)
Amortization of prior service cost	(423)	(423)	(423)
Recognized net actuarial loss	2,194	2,065	1,605
Net periodic benefit (income) cost	(1,349)	2,011	914

Other changes recognized in accumulated other comprehensive income
Net actuarial loss	22,423	1,688	4,492
Amortization of prior service cost	423	423	423
Amortization of gain	(2,194)	(2,065)	(1,605)
Total recognized in accumulated other comprehensive income	20,652	46	3,310
Total recognized in net periodic benefit cost and accumulated other comprehensive income	$19,303	$2,057	$4,224

Amount expected to be recognized in net periodic pension expense in the coming year
Amortization of loss	$3,039	$2,191	$2,055
Amortization of prior service credit	(423)	(423)	(423)

Schedule of Assumptions Used [Table Text Block]

Weighted-average assumptions to determine
	December 31,
	2011	2010
Benefit obligations
Discount rate	4.22%	5.36%
Rate of compensation increase	3.50%	3.50%

Net periodic benefit cost
Discount rate	5.36%	5.88%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	3.50%	3.50%

EARNINGS PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2011
Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

(Dollars in thousands, except per share data)	2011	2010	2009
Numerator for basic and diluted earnings per share -income available to common shareholders:
Net income	$66,739	$59,251	$221,337
Dividends on preferred stock	0	1,865	3,578
Income available to common shareholders	$66,739	$57,386	$217,759
Denominator for basic earnings per share - weighted average shares	57,691,979	56,969,491	45,028,640
Effect of dilutive securities —
Employee stock awards	907,428	913,809	508,507
Warrants	93,798	109,778	19,721
Denominator for diluted earnings per share - adjusted weighted average shares	58,693,205	57,993,078	45,556,868
Earnings per share available to common shareholders
Basic	$1.16	$1.01	$4.84
Diluted	$1.14	$0.99	$4.78

STOCK OPTIONS AND AWARDS (Tables)	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
In 2009, the estimated fair value of the options granted, as well as the weighted average assumptions used in the computations were as follows:

2009
Fair value of options granted	$1.76
Expected dividend yield	4.20%
Expected volatility	0.283
Risk-free interest rate	2.50%
Expected life	7.2 years

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Activity in the stock option plan for the year ended December 31, 2011, is summarized as follows:

(Dollars in thousands, except per share data)	Number of shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at beginning of year	2,613,658	$14.03
Granted	0	0.00
Exercised	(158,285)	13.59
Forfeited or expired	(90,447)	15.59
Outstanding at end of year	2,364,926	$13.99	5.0 years	$6,633
Exercisable at end of year	2,034,833	$14.38	4.8 years	$4,982

Schedule of Cash Proceeds Received from Share-based Payment Awards [Table Text Block]
Intrinsic value for stock options is defined as the difference between the current market value and the grant price. First Financial uses treasury shares purchased under the Company's share repurchase program to satisfy share-based exercises.

	2011	2010	2009
Total intrinsic value of options exercised	$477	$1,862	$0
Cash received from exercises	$150	$272	$0
Tax benefit from exercises	$1,421	$1,033	$0

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
Activity in restricted stock for the previous three years ended December 31 is summarized as follows:

	2011		2010		2009
	Number of shares	Weighted Average of shares Fair Value	Number of shares	Weighted Average of shares Fair Value	Number of shares	Weighted Average of shares Fair Value
Nonvested at beginning of year	485,498	$15.63	401,934	$12.05	346,972	$14.23
Granted	261,356	16.02	235,964	20.00	219,695	11.01
Vested	(200,525)	14.87	(120,073)	12.97	(131,508)	14.84
Forfeited	(27,593)	18.10	(32,327)	12.93	(33,225)	16.91
Nonvested at end of year	518,736	$15.99	485,498	$15.63	401,934	$12.05

LOANS TO RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Schedule of Loans to Related Parties [Table Text Block]
Activity of loans to directors, executive officers, principal holders of First Financial’s common stock, and certain related persons was as follows:

(Dollars in thousands)	2011	2010	2009
Beginning balance	$10,375	$16,047	$9,491
Additions	1,297	1,533	7,042
Deductions	(1,073)	(7,205)	(486)
Ending balance	$10,599	$10,375	$16,047
Loans 90 days past due	$0	$0	$0

FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2011
Estimated Fair Values of Financial Instruments
The estimated fair values of First Financial’s financial instruments were as follows:

	2011		2010
(Dollars in thousands)	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash and short-term investments	$525,051	$525,051	$282,933	$282,933
Investment securities held-to-maturity	2,664	2,893	17,406	18,066
Investment securities available-for-sale	1,441,846	1,441,846	919,110	919,110
Other investments	71,492	71,492	78,689	78,689
Loans held for sale	24,834	24,834	29,292	29,292
Loans, excluding covered loans	2,915,871	2,910,825	2,758,858	2,720,080
Covered loans	1,010,409	1,042,752	1,465,000	1,477,631
FDIC indemnification asset	173,009	151,114	222,648	212,431
Accrued interest receivable	12,732	12,732	14,063	14,063
Derivative financial instruments	0	0	262	262

Financial liabilities
Deposits
Noninterest-bearing	$946,180	$946,180	$705,484	$705,484
Interest-bearing demand	1,317,339	1,317,339	1,111,877	1,111,877
Savings	1,724,659	1,724,659	1,534,045	1,534,045
Time	1,654,662	1,664,457	1,794,843	1,818,237
Total deposits	5,642,840	5,652,635	5,146,249	5,169,643
Short-term borrowings	99,431	99,431	59,842	59,842
Long-term debt	76,544	81,168	128,880	125,825
Other long-term debt	0	0	20,620	20,620
Accrued interest payable	3,663	3,663	5,516	5,516
Derivative financial instruments	3,557	3,557	3,223	3,223

Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes the financial assets and liabilities measured at fair value on a recurring basis at December 31, 2011:

	Fair Value Measurements Using			Netting	Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	Adjustments (1)	at Fair Value
Assets
Derivatives	$0	$24,566	$0	$(24,566)	$0
Available-for-sale investment securities	141	1,441,705	0	0	1,441,846
Total	$141	$1,466,271	$0	$(24,566)	$1,441,846

Liabilities
Derivatives	$0	$28,123	$0	$(24,566)	$3,557

(1)
Amounts represent the impact of legally enforceable master netting arrangements that allow First Financial to settle positive and negative positions and also cash collateral held with the same counterparties.

Summary of Financial Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
The following table summarizes financial assets and liabilities measured at fair value on a nonrecurring basis at December 31, 2011:

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3	Year-to-date Gains/(Losses)
Assets
Loans held for sale	$0	$24,834	$0	$0
Impaired loans (1)	0	20,017	262	0

(1) Amounts represent the fair value of collateral for impaired loans allocated to the allowance for loan and lease losses.  Fair values are determined using actual market prices (Level 1), independent third party valuations, discounted as appropriate (Level 2), and borrower records discounted as appropriate (Level 3).

FIRST FINANCICAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet
Balance Sheets

	December 31,
(Dollars in thousands)	2011	2010
Assets
Cash	$111,657	$117,784
Investment securities, available for sale	2,682	2,966
Subordinated notes from subsidiaries	7,500	7,500
Investment in subsidiaries
Commercial banks	573,295	557,743
Nonbanks	18,659	19,102
Total investment in subsidiaries	591,954	576,845

Loans
Real estate – commercial	0	3,551
Total loans	0	3,551
Allowance for loan and lease losses	0	131
Net loans	0	3,420
Premises and equipment	1,842	2,038
Other assets	14,889	15,078
Total assets	$730,524	$725,631

Liabilities
Subordinated debentures	$0	$20,620
Dividends payable	16,196	5,854
Other liabilities	2,107	1,763
Total liabilities	18,303	28,237
Shareholders’ equity	712,221	697,394
Total liabilities and shareholders’ equity	$730,524	$725,631

Schedule of Condensed Income Statement
Statements of Income

	Years Ended December 31,
(Dollars in thousands)	2011	2010	2009
Income
Interest income	$70	$192	$296
Noninterest income	0	143	0
Dividends from subsidiaries	48,700	60,700	40,700
Total income	48,770	61,035	40,996

Expenses
Interest expense	391	1,221	1,851
Provision for (recovery of) loan and lease losses	739	(37)	146
Salaries and employee benefits	4,449	3,377	2,949
Miscellaneous professional services	719	928	384
Other	5,240	3,190	2,443
Total expenses	11,538	8,679	7,773
Income before income taxes and equity in undistributed net earnings of subsidiaries	37,232	52,356	33,223
Income tax benefit	(4,263)	(3,162)	(2,597)
Equity in undistributed earnings of subsidiaries	25,244	3,733	185,517
Net income	$66,739	$59,251	$221,337

Schedule of Condensed Cash Flow Statement
Statements of Cash Flows

	Years Ended December 31,
(Dollars in thousands)	2011	2010	2009
Operating activities
Net income	$66,739	$59,251	$221,337
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of subsidiaries	(25,244)	(3,733)	(185,517)
Provision for (recovery of) loan and lease losses	739	(37)	146
Depreciation and amortization	31	42	67
Stock-based compensation expense	3,935	3,084	2,799
Pension expense	0	0	34
Deferred income taxes	(509)	(569)	(416)
Increase (decrease) in dividends payable	10,342	710	(1,228)
(Decrease) increase in accrued expenses	(10,003)	(140)	1,094
(Increase) decrease in other assets	(241)	170	573
Net cash provided by operating activities	45,789	58,778	38,889

Investing activities
Capital contributions to subsidiaries	0	0	(71,500)
Proceeds from calls and maturities of investment securities	158	0	0
Purchases of investment securities, available-for-sale	(137)	(290)	(127)
Net decrease (increase) in loans	2,681	(1,743)	2,113
Purchases of premises and equipment	0	(1,285)	0
Other	514	(548)	674
Net cash (used in) provided by investing activities	3,216	(3,866)	(68,840)

Financing activities
Decrease in short-term borrowings	0	0	(57,000)
Redemption of junior subordinated debentures	(20,620)	0	0
Cash dividends paid on common stock	(35,312)	(22,490)	(19,024)
Cash dividends paid on preferred stock	0	(1,100)	(3,578)
Issuance of common stock	0	91,224	97,985
Payment to repurchase preferred stock	0	(80,000)	0
Proceeds from exercise of stock options, net of shares purchased	63	272	0
Excess tax benefit (liability) on share-based compensation	259	535	(189)
Other	478	(1,086)	0
Net cash (used in) provided by financing activities	(55,132)	(12,645)	18,194
(Decrease) increase in cash	(6,127)	42,267	(11,757)
Cash at beginning of year	117,784	75,517	87,274
Cash at end of year	$111,657	$117,784	$75,517

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Non Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loan relationships review threshold	$ 250,000
Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Federal Deposit Insurance Corporation Reimbursement Percentage on Losses Below Threshold	80.00%
Loans, Federal Deposit Insurance Corporation Reimbursement Percentage on Losses Above Threshold	95.00%
Residential Portfolio Segment [Member] | Non Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loan relationships review threshold	$ 100,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Premises and Equipment (Details)	12 Months Ended
Dec. 31, 2011 years
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	10
Property, Plant and Equipment, Useful Life, Maximum	40
Furniture, Fixtures, and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	3
Property, Plant and Equipment, Useful Life, Maximum	10
Software, Hardware, and Data Handling Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	3
Property, Plant and Equipment, Useful Life, Maximum	5
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Average	20

BUSINESS COMBINATIONS (Details) (USD $)	3 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Sep. 30, 2011 Liberty Savings Bank FSB [Member]	Dec. 31, 2011 Liberty Savings Bank FSB [Member]	Sep. 23, 2011 Liberty Savings Bank FSB [Member] branches	Dec. 02, 2011 Flagstar Bank FSB [Member] branches	Dec. 31, 2011 Flagstar Bank FSB [Member]
Business Acquisition [Line Items]
Number of branches acquired			16	22
Name of acquiree	Liberty Savings Bank, FSB			Flagstar Bank, FSB
Performing loans assumed			$ 126,500,000
Deposits assumed			341,900,000	464,700,000
Fixed assets acquired			3,800,000	6,600,000
Premium paid on deposits of acquired bank			22,400,000	22,500,000
Goodwill recorded for acquisition	$ 17,102,000	$ 17,102,000		$ 26,128,000	$ 26,128,000

GOODWILL AND OTHER INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended				3 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Core Deposits [Member] years	Sep. 30, 2011 Liberty Savings Bank FSB [Member]	Dec. 31, 2011 Liberty Savings Bank FSB [Member]	Sep. 23, 2011 Liberty Savings Bank FSB [Member] Core Deposits [Member]	Dec. 02, 2011 Flagstar Bank FSB [Member]	Dec. 31, 2011 Flagstar Bank FSB [Member]	Dec. 02, 2011 Flagstar Bank FSB [Member] Core Deposits [Member]
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill beginning of period	$ 51,820,000
Goodwill acquired					17,102,000	17,102,000		26,128,000	26,128,000
Goodwill end of period	95,050,000	51,820,000
Intangible assets amortization method				accelerated basis
Intangibles acquired							4,000,000			3,000,000
Finite-Lived Core Deposits, Gross	9,900,000
Finite-Lived Intangible Assets, Net		4,100,000
Estimated weighted average life (in years)				8.9
Finite-Lived Intangible Assets, Amortization Expense	$ 1,200,000	$ 1,300,000	$ 300,000

RESTRICTIONS ON CASH AND DUE FROM BANK ACCOUNTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Restrictions On Cash And Due From Bank Accounts [Abstract]
Average Restriction on Cash and Due From Bank Accounts	$ 33.3	$ 30.6

RESTRICTIONS ON SUBSIDIARY DIVIDENDS, LOANS, OR ADVANCES (Details) (Subsidiaries [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Subsidiaries [Member]
Restrictions on Subsidiary Dividends, Loans or Advances [Line Items]
Retained Earnings, Unappropriated	$ 350.4
Amount Available for Dividend Distribution without Affecting Capital Adequacy Requirements	$ 214.9

COMMITMENTS AND CONTINGENCIES (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Line Items]
Letters of credit issued to guarantee performance of a client to a third party	$ 20,000,000	$ 17,600,000
Commitments to Extend Credit
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding to extend credit	$ 1,200,000,000	$ 1,000,000,000

INVESTMENTS - Summary of Held-To-Maturity and Available-For-Sale Investment Securities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010
Investment Holdings [Line Items]
Held-to-Maturity Amortized Cost	$ 2,664,000		$ 17,406,000
Held-to-Maturity Unrealized Gains	229,000		678,000
Held-to-Maturity Unrealized Losses	0		(18,000)
Held-to-Maturity Market Value	2,893,000		18,066,000
Available-for-Sale Amortized Cost	1,421,490,000		904,546,000
Available-for-Sale Unrealized Gains	22,478,000		17,291,000
Available-for-Sale Unrealized Losses	(2,122,000)		(2,727,000)
Available-for-Sale Market Value	1,441,846,000		919,110,000
Available-for-sale investment securities	162,600,000	152,800,000
Available-for-sale Securities, Gross Realized Gains	2,500,000	3,300,000
Available-for-sale Securities, Gains, After Tax	1,600,000	2,100,000
Securities Owned and Pledged as Collateral, Description	757,400,000		671,200,000
U.S. Treasuries
Investment Holdings [Line Items]
Held-to-Maturity Amortized Cost			13,959,000
Held-to-Maturity Unrealized Gains			390,000
Held-to-Maturity Unrealized Losses			(18,000)
Held-to-Maturity Market Value			14,331,000
Available-for-Sale Amortized Cost			0
Available-for-Sale Unrealized Gains			0
Available-for-Sale Unrealized Losses			0
Available-for-Sale Market Value			0
Securities of U.S. government agencies and corporations
Investment Holdings [Line Items]
Held-to-Maturity Amortized Cost	0		0
Held-to-Maturity Unrealized Gains	0		0
Held-to-Maturity Unrealized Losses	0		0
Held-to-Maturity Market Value	0		0
Available-for-Sale Amortized Cost	45,757,000		105,028,000
Available-for-Sale Unrealized Gains	433,000		957,000
Available-for-Sale Unrealized Losses	0		0
Available-for-Sale Market Value	46,190,000		105,985,000
Mortgage-backed securities
Investment Holdings [Line Items]
Held-to-Maturity Amortized Cost	90,000		118,000
Held-to-Maturity Unrealized Gains	2,000		4,000
Held-to-Maturity Unrealized Losses	0		0
Held-to-Maturity Market Value	92,000		122,000
Available-for-Sale Amortized Cost	1,344,015,000		775,867,000
Available-for-Sale Unrealized Gains	21,394,000		15,513,000
Available-for-Sale Unrealized Losses	(2,031,000)		(2,630,000)
Available-for-Sale Market Value	1,363,378,000		788,750,000
Obligations of state and other political subdivisions
Investment Holdings [Line Items]
Held-to-Maturity Amortized Cost	2,574,000		3,329,000
Held-to-Maturity Unrealized Gains	227,000		284,000
Held-to-Maturity Unrealized Losses	0		0
Held-to-Maturity Market Value	2,801,000		3,613,000
Available-for-Sale Amortized Cost	9,270,000		13,708,000
Available-for-Sale Unrealized Gains	121,000		207,000
Available-for-Sale Unrealized Losses	(5,000)		(91,000)
Available-for-Sale Market Value	9,386,000		13,824,000
Other securities
Investment Holdings [Line Items]
Held-to-Maturity Amortized Cost	0		0
Held-to-Maturity Unrealized Gains	0		0
Held-to-Maturity Unrealized Losses	0		0
Held-to-Maturity Market Value	0		0
Available-for-Sale Amortized Cost	22,448,000		9,943,000
Available-for-Sale Unrealized Gains	530,000		614,000
Available-for-Sale Unrealized Losses	(86,000)		(6,000)
Available-for-Sale Market Value	$ 22,892,000		$ 10,551,000

INVESTMENTS - Summary of Investment Securities by Estimated Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Held-to-Maturity Amortized Cost
Due in one year or less	$ 294
Due after one year through five years	1,329
Due after five years through ten years	197
Due after ten years	844
Total	2,664	17,406
Held-to-Maturity Market Value
Due in one year or less	296
Due after one year through five years	1,392
Due after five years through ten years	230
Due after ten years	975
Held-to-Maturity Market Value	2,893	18,066
Available-for-Sale Amortized Cost
Due in one year or less	38,331
Due after one year through five years	836,507
Due after five years through ten years	170,743
Due after ten years	375,909
Total	1,421,490	904,546
Available-for-Sale Market Value
Due in one year or less	38,619
Due after one year through five years	853,883
Due after five years through ten years	172,523
Due after ten years	376,821
Available-for-Sale Market Value	$ 1,441,846	$ 919,110

INVESTMENTS - Age of Gross Unrealized Losses and Associated Fair Value by Investment Category (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	$ 353,016	$ 284,996
Less than 12 Months Unrealized Loss	2,024	2,562
12 Months or More Fair Value	31,857	3,547
12 Months or More Unrealized Loss	98	183
Total Fair Value	384,873	288,543
Total Unrealized Loss	2,122	2,745
U.S. Treasuries
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value		2,334
Less than 12 Months Unrealized Loss		18
12 Months or More Fair Value		0
12 Months or More Unrealized Loss		0
Total Fair Value		2,334
Total Unrealized Loss		18
Mortgage-backed securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	343,883	280,445
Less than 12 Months Unrealized Loss	1,938	2,538
12 Months or More Fair Value	29,562	1,336
12 Months or More Unrealized Loss	93	92
Total Fair Value	373,445	281,781
Total Unrealized Loss	2,031	2,630
Obligations of state and other political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	0	0
Less than 12 Months Unrealized Loss	0	0
12 Months or More Fair Value	2,278	2,194
12 Months or More Unrealized Loss	5	91
Total Fair Value	2,278	2,194
Total Unrealized Loss	5	91
Other securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	9,133	2,217
Less than 12 Months Unrealized Loss	86	6
12 Months or More Fair Value	17	17
12 Months or More Unrealized Loss	0	0
Total Fair Value	9,150	2,234
Total Unrealized Loss	$ 86	$ 6

DERIVATIVES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 30, 2009	Dec. 31, 2011 entity	Dec. 31, 2010 entity	Dec. 31, 2011 entity
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Maximum derivative notional position as a percentage of assets		35.00%		35.00%
Maximum credit exposure as a percentage of capital		3.00%		3.00%
Maximum single counterparty credit risk exposure				$ 20
Total counterparty notional amount outstanding		396.4	300.1	396.4
Number of counterparties		7	6	7
Outstanding liability from counterparty contracts		27.3	17	27.3
Cash collateral posted with derivative counterparties		24.4	12.5	24.4
Trust preferred swap entered	20
Period of swap	10 years
Effective fixed derivative interest rate		6.20%		6.20%
Swap terminated			20
Pre-tax loss included in accumulated other comprehensive income (loss)			(0.6)
Recognition of loss		$ 0.6

DERIVATIVES - Summary of Derivative Financial Instruments by Nature of Underlying Asset or Liability (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Notional Amount	$ 775,328	$ 578,959
Fair Value Hedges
Derivative [Line Items]
Notional Amount	$ 775,328	$ 578,959

DERIVATIVES - Summary of Derivative Financial Instruments and Balances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Notional Amount	$ 775,328	$ 578,959
Estimate Fair Value Gain	24,566	14,974
Estimate Fair Value Loss	(28,123)	(17,935)
Pay fixed interest rate swaps with counterparty
Derivatives, Fair Value [Line Items]
Notional Amount	17,456
Fair Value Hedges
Derivatives, Fair Value [Line Items]
Notional Amount	775,328	578,959
Fair Value Hedges | Pay fixed interest rate swaps with counterparty | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Notional Amount	17,456	21,301
Estimate Fair Value Gain	0	0
Estimate Fair Value Loss	(2,263)	(2,302)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Notional Amount	378,936	278,829
Estimate Fair Value Gain	0	131
Estimate Fair Value Loss	(25,860)	(15,502)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other assets
Derivatives, Fair Value [Line Items]
Notional Amount	378,936	278,829
Estimate Fair Value Gain	24,566	14,843
Estimate Fair Value Loss	$ 0	$ (131)

DERIVATIVES - Derivative Financial Instruments, Average Remaining Maturity and the Weighted-Average Interest Rates being Paid and Received (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Notional Value	$ 775,328	$ 578,959
Pay fixed interest rate swaps with counterparty
Derivative [Line Items]
Notional Value	17,456
Average Maturity (years)	P4.3Y
Fair Value	(2,263)
Weighted-Average Rate Receive	2.22%
Weighted-Average Rate Pay	6.73%
Matched interest rate swaps | Receive fixed
Derivative [Line Items]
Notional Value	378,936
Average Maturity (years)	P4.5Y
Fair Value	24,566
Weighted-Average Rate Receive	5.64%
Weighted-Average Rate Pay	3.05%
Matched interest rate swaps | Pay fixed
Derivative [Line Items]
Notional Value	378,936
Average Maturity (years)	P4.5Y
Fair Value	(25,860)
Weighted-Average Rate Receive	3.05%
Weighted-Average Rate Pay	5.64%
Asset conversion swaps
Derivative [Line Items]
Notional Value	775,328
Average Maturity (years)	P4.5Y
Fair Value	$ (3,557)
Weighted-Average Rate Receive	4.30%
Weighted-Average Rate Pay	4.40%

DERIVATIVES - Location and Amounts Recognized for Fair Value Hedges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) to Interest Income	$ (891)	$ (1,004)
Interest Rate Contracts | Loans | Interest Income
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) to Interest Income	$ (891)	$ (1,004)

DERIVATIVES - Gains or Losses on Cash Flow Hedges (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivatives (effective portion)	$ (0.6)

LOANS (excluding covered loans) - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gain (loss) on sale of other real estate owned	$ (3,971)	$ (1,163)	$ (268)
Non Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Write down of other real estate owned	4,370	899	354
Commercial | Franchise Operations | Equipment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan terms for franchisees, principally quick service and casual dining restaurants	84
Commercial | Franchise Operations | Leasehold Improvements [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan terms for franchisees, principally quick service and casual dining restaurants	180
Commercial | Non Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Write down of other real estate owned	$ 4,042	$ 727	$ 55

LOANS (excluding covered loans) - Loan Delinquency, including Nonaccrual Loans (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, excluding covered loans	$ 2,968,447,000	$ 2,816,093,000
Non Covered Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	18,789,000	16,950,000
60 - 89 days past due	2,964,000	11,880,000
> 90 days past due	50,326,000	44,875,000
Total Past due	72,079,000	73,705,000
Current	2,896,368,000	2,742,388,000
Total loans, excluding covered loans	2,968,447,000	2,816,093,000
> 90 days past due and still accruing	191,000	370,000
Non Covered Loans | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	2,964,000	2,241,000
60 - 89 days past due	96,000	1,573,000
> 90 days past due	7,473,000	11,684,000
Total Past due	10,533,000	15,498,000
Current	846,448,000	784,755,000
Total loans, excluding covered loans	856,981,000	800,253,000
> 90 days past due and still accruing	0	0
Non Covered Loans | Real estate-construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	47,000	1,754,000
60 - 89 days past due	0	3,782,000
> 90 days past due	17,004,000	8,973,000
Total Past due	17,051,000	14,509,000
Current	97,923,000	149,034,000
Total loans, excluding covered loans	114,974,000	163,543,000
> 90 days past due and still accruing	0	0
Non Covered Loans | Real estate-commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	4,940,000	3,202,000
60 - 89 days past due	2,102,000	3,979,000
> 90 days past due	16,654,000	16,435,000
Total Past due	23,696,000	23,616,000
Current	1,209,371,000	1,116,315,000
Total loans, excluding covered loans	1,233,067,000	1,139,931,000
> 90 days past due and still accruing	0	0
Non Covered Loans | Real estate-residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	8,602,000	7,671,000
60 - 89 days past due	236,000	1,930,000
> 90 days past due	7,012,000	5,127,000
Total Past due	15,850,000	14,728,000
Current	272,130,000	254,445,000
Total loans, excluding covered loans	287,980,000	269,173,000
> 90 days past due and still accruing	0	0
Non Covered Loans | Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	437,000	456,000
60 - 89 days past due	53,000	48,000
> 90 days past due	355,000	120,000
Total Past due	845,000	624,000
Current	66,698,000	69,087,000
Total loans, excluding covered loans	67,543,000	69,711,000
> 90 days past due and still accruing	0	0
Non Covered Loans | Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	1,304,000	1,260,000
60 - 89 days past due	246,000	392,000
> 90 days past due	1,637,000	2,166,000
Total Past due	3,187,000	3,818,000
Current	355,773,000	337,492,000
Total loans, excluding covered loans	358,960,000	341,310,000
> 90 days past due and still accruing	0	0
Non Covered Loans | All other
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	495,000	366,000
60 - 89 days past due	231,000	176,000
> 90 days past due	191,000	370,000
Total Past due	917,000	912,000
Current	48,025,000	31,260,000
Total loans, excluding covered loans	48,942,000	32,172,000
> 90 days past due and still accruing	$ 191,000	$ 370,000

LOANS (excluding covered loans) - Restructured Loans (Details) (Non Covered Loans, USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2011 loans		Dec. 31, 2011 days loans	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Restructured Loans	78		78
Restructured loans, Number of Loans	33
Restructured loans, Restructured loans, Pre-Modification Loan Balance	$ 9,124,000
Restructured loans, Period End Balance	9,042,000
Extended Maturities	3,539,000	[1]
Adjusted Interest Rates	338,000	[1]
Combined Rate And Maturity	1,487,000	[1]
Forebearance Agreements	3,563,000
Other	115,000	[1],[2]
Total	9,042,000	[1]
Restructured loans with payment default within 12 months of modification, Number of Loans	6
Restructured loans with payment default within 12 months of modification, Period End Balance	8,758,000
Total restructured loans	22,080,000		22,080,000	17,613,000	6,125,000
Restructured loans on accrual status	4,009,000		4,009,000	3,508,000	679,000
Restructured loans on nonaccrual status	18,071,000		18,071,000	14,105,000	5,446,000
Allowance for loan and lease losses lncluded in reserves for restructured loans	4,300,000		4,300,000
Restructured loans uncollectible portion written off			3,000,000
Accruing TDRs performing in accordance with restructured terms for more than one year	1,300,000		1,300,000
Restructured loans performance threshold (days)			90
Restructured loan relationships review threshold			250,000
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	4
Restructured loans, Restructured loans, Pre-Modification Loan Balance	2,675,000
Restructured loans, Period End Balance	2,673,000
Restructured loans with payment default within 12 months of modification, Number of Loans	0
Restructured loans with payment default within 12 months of modification, Period End Balance	0
Real estate-construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	1
Restructured loans, Restructured loans, Pre-Modification Loan Balance	1,193,000
Restructured loans, Period End Balance	1,193,000
Restructured loans with payment default within 12 months of modification, Number of Loans	1
Restructured loans with payment default within 12 months of modification, Period End Balance	6,229,000
Real estate-commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	9
Restructured loans, Restructured loans, Pre-Modification Loan Balance	3,251,000
Restructured loans, Period End Balance	3,150,000
Restructured loans with payment default within 12 months of modification, Number of Loans	3
Restructured loans with payment default within 12 months of modification, Period End Balance	2,274,000
Real estate-residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	16
Restructured loans, Restructured loans, Pre-Modification Loan Balance	1,790,000
Restructured loans, Period End Balance	1,811,000
Restructured loans with payment default within 12 months of modification, Number of Loans	2
Restructured loans with payment default within 12 months of modification, Period End Balance	255,000
Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	2
Restructured loans, Restructured loans, Pre-Modification Loan Balance	114,000
Restructured loans, Period End Balance	114,000
Restructured loans with payment default within 12 months of modification, Number of Loans	0
Restructured loans with payment default within 12 months of modification, Period End Balance	0
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	1
Restructured loans, Restructured loans, Pre-Modification Loan Balance	101,000
Restructured loans, Period End Balance	101,000
Restructured loans with payment default within 12 months of modification, Number of Loans	0
Restructured loans with payment default within 12 months of modification, Period End Balance	0
Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loan relationships review threshold			$ 100,000

[1]	Balances are as of period end.
[2]	Other includes covenant modifications and other concessions or combination of concessions that do not consist of interest rate adjustments, forbearance, and maturity extensions.

LOANS (excluding covered loans) - Nonaccrual, Restructured and Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Modifications [Line Items]
Total impaired loans	$ 2,968,447	$ 2,816,093
Interest included in income
Loans and Leases Receivable-Nonaccrual, future commitment to lend	0	77	4
Commercial
Financing Receivable, Modifications [Line Items]
Total impaired loans	856,981	800,253
Real estate-construction
Financing Receivable, Modifications [Line Items]
Total impaired loans	114,974	163,543
Real estate-commercial
Financing Receivable, Modifications [Line Items]
Total impaired loans	1,233,067	1,139,931
Real estate-residential
Financing Receivable, Modifications [Line Items]
Total impaired loans	287,980	269,173
Installment
Financing Receivable, Modifications [Line Items]
Total impaired loans	67,543	69,711
Home equity
Financing Receivable, Modifications [Line Items]
Total impaired loans	358,960	341,310
Non Covered Loans
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	54,299	62,302	71,657
Restructured loans - accrual status	4,009	3,508	679
Restructured loans - nonaccrual status	18,071	14,105	5,446
Total restructured loans	22,080	17,613	6,125
Total impaired loans	76,379	79,915	77,782
Interest income effect
Gross amount of interest that would have been recorded under original terms	5,500	5,462	4,576
Interest included in income
Nonaccrual loans	468	1,772	2,384
Restructured loans	299	521	35
Total interest included in income	767	2,293	2,419
Net impact on interest income	4,733	3,169	2,157
Non Covered Loans | Commercial
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	7,809	13,729	13,798
Total impaired loans	10,482	13,729
Non Covered Loans | Real estate-construction
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	10,005	12,921	35,604
Total impaired loans	17,387	19,332
Non Covered Loans | Real estate-commercial
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	28,349	28,342	15,320
Total impaired loans	34,520	34,124
Non Covered Loans | Real estate-residential
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	5,692	4,607	3,993
Total impaired loans	11,331	10,027
Non Covered Loans | Installment
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	371	150	618
Total impaired loans	485	150
Non Covered Loans | Home equity
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	2,073	2,553	2,324
Total impaired loans	$ 2,174	$ 2,553

LOANS (excluding covered loans) - Investment in Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 2,968,447	$ 2,816,093
Commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	856,981	800,253
Real estate-construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	114,974	163,543
Real estate-commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,233,067	1,139,931
Real estate-residential
Financing Receivable, Impaired [Line Items]
Recorded Investment	287,980	269,173
Installment
Financing Receivable, Impaired [Line Items]
Recorded Investment	67,543	69,711
Home equity
Financing Receivable, Impaired [Line Items]
Recorded Investment	358,960	341,310
Non Covered Loans
Financing Receivable, Impaired [Line Items]
Recorded Investment	76,379	79,915	77,782
Contractual Principal Balance	101,881	100,511
Related Allowance	12,539	10,416
Average Recorded Investment	77,465	78,219
Interest Income Recognized	767	2,293
Non Covered Loans | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	10,482	13,729
Contractual Principal Balance	12,654	18,098
Related Allowance	3,205	2,017
Average Recorded Investment	11,020	17,855
Interest Income Recognized	77	305
Non Covered Loans | Real estate-construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	17,387	19,332
Contractual Principal Balance	25,034	26,719
Related Allowance	2,578	3,716
Average Recorded Investment	19,388	20,998
Interest Income Recognized	94	476
Non Covered Loans | Real estate-commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	34,520	34,124
Contractual Principal Balance	49,075	41,459
Related Allowance	6,441	4,347
Average Recorded Investment	33,790	27,504
Interest Income Recognized	474	1,196
Non Covered Loans | Real estate-residential
Financing Receivable, Impaired [Line Items]
Recorded Investment	11,331	10,027
Contractual Principal Balance	12,285	10,711
Related Allowance	313	336
Average Recorded Investment	10,478	9,338
Interest Income Recognized	103	236
Non Covered Loans | Installment
Financing Receivable, Impaired [Line Items]
Recorded Investment	485	150
Contractual Principal Balance	526	179
Related Allowance	0	0
Average Recorded Investment	371	336
Interest Income Recognized	6	6
Non Covered Loans | Home equity
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,174	2,553
Contractual Principal Balance	2,307	3,345
Related Allowance	2	0
Average Recorded Investment	2,418	2,188
Interest Income Recognized	13	74
Non Covered Loans | Loans with an allowance recorded | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	4,131	4,354
Contractual Principal Balance	4,267	6,090
Related Allowance	3,205	2,017
Average Recorded Investment	3,683	10,423
Interest Income Recognized	15	77
Non Covered Loans | Loans with an allowance recorded | Real estate-construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	11,098	14,407
Contractual Principal Balance	13,905	18,261
Related Allowance	2,578	3,716
Average Recorded Investment	13,731	11,063
Interest Income Recognized	92	378
Non Covered Loans | Loans with an allowance recorded | Real estate-commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	19,521	16,693
Contractual Principal Balance	26,357	19,799
Related Allowance	6,441	4,347
Average Recorded Investment	15,484	13,391
Interest Income Recognized	225	392
Non Covered Loans | Loans with an allowance recorded | Real estate-residential
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,692	4,173
Contractual Principal Balance	2,705	4,264
Related Allowance	313	336
Average Recorded Investment	3,630	2,727
Interest Income Recognized	37	152
Non Covered Loans | Loans with an allowance recorded | Installment
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Contractual Principal Balance	0
Related Allowance	0
Average Recorded Investment	15
Interest Income Recognized	1
Non Covered Loans | Loans with an allowance recorded | Home equity
Financing Receivable, Impaired [Line Items]
Recorded Investment	101
Contractual Principal Balance	101
Related Allowance	2
Average Recorded Investment	81
Interest Income Recognized	3
Non Covered Loans | Impaired Financing Receivable with No Related Allowance | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	6,351	9,375
Contractual Principal Balance	8,387	12,008
Related Allowance	0	0
Average Recorded Investment	7,337	7,432
Interest Income Recognized	62	228
Non Covered Loans | Impaired Financing Receivable with No Related Allowance | Real estate-construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	6,289	4,925
Contractual Principal Balance	11,129	8,458
Related Allowance	0	0
Average Recorded Investment	5,657	9,935
Interest Income Recognized	2	98
Non Covered Loans | Impaired Financing Receivable with No Related Allowance | Real estate-commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	14,999	17,431
Contractual Principal Balance	22,718	21,660
Related Allowance	0	0
Average Recorded Investment	18,306	14,113
Interest Income Recognized	249	804
Non Covered Loans | Impaired Financing Receivable with No Related Allowance | Real estate-residential
Financing Receivable, Impaired [Line Items]
Recorded Investment	8,639	5,854
Contractual Principal Balance	9,580	6,447
Related Allowance	0	0
Average Recorded Investment	6,848	6,611
Interest Income Recognized	66	84
Non Covered Loans | Impaired Financing Receivable with No Related Allowance | Installment
Financing Receivable, Impaired [Line Items]
Recorded Investment	485	150
Contractual Principal Balance	526	179
Related Allowance	0	0
Average Recorded Investment	356	336
Interest Income Recognized	5	6
Non Covered Loans | Impaired Financing Receivable with No Related Allowance | Home equity
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,073	2,553
Contractual Principal Balance	2,206	3,345
Related Allowance	0	0
Average Recorded Investment	2,337	2,188
Interest Income Recognized	$ 10	$ 74

LOANS (excluding covered loans) - Commercial and Consumer Credit Exposure by Risk Attribute (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Commercial	$ 856,981	$ 800,253
Real Estate - Construction	114,974	163,543
Real Estate - Commercial	1,233,067	1,139,931
Real Estate Residential	287,980	269,173
Installment	67,543	69,711
Home equity	358,960	341,310
Non Covered Loans
Financing Receivable, Recorded Investment [Line Items]
Commercial	856,981	800,253
Real Estate - Construction	114,974	163,543
Real Estate - Commercial	1,233,067	1,139,931
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	2,205,022	2,103,727
Real Estate Residential	287,980	269,173
Installment	67,543	69,711
Home equity	358,960	341,310
Other	48,942	32,172
Total	763,425	712,366
Non Covered Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Commercial	799,471	731,932
Real Estate - Construction	89,072	115,988
Real Estate - Commercial	1,110,718	979,023
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	1,999,261	1,826,943
Non Covered Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Commercial	37,547	36,453
Real Estate - Construction	1,751	4,829
Real Estate - Commercial	28,994	63,618
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	68,292	104,900
Non Covered Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Commercial	19,435	31,557
Real Estate - Construction	24,151	42,726
Real Estate - Commercial	93,355	97,290
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	136,941	171,573
Non Covered Loans | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Commercial	528	311
Real Estate - Construction	0	0
Real Estate - Commercial	0	0
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	528	311
Non Covered Loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Real Estate Residential	279,958	262,654
Installment	67,136	69,561
Home equity	356,887	338,757
Other	48,942	32,172
Total	752,923	703,144
Non Covered Loans | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Real Estate Residential	8,022	6,519
Installment	407	150
Home equity	2,073	2,553
Other	0	0
Total	$ 10,502	$ 9,222

LOANS (excluding covered loans) - Changes in Other Real Estate Owned (Detail) (Non Covered Loans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	$ 17,907	$ 4,145	$ 4,028
Additions	4,232	18,650	6,136
Disposals	6,452	3,989	5,665
Write-downs	4,370	899	354
Balance at end of period	11,317	17,907	4,145
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	1,328	17,520	3,074
Disposals	3,916	2,315	3,237
Write-downs	4,042	727	55
Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	2,904	1,130	3,062
Disposals	2,536	1,674	2,428
Write-downs	$ 328	$ 172	$ 299

LOANS (covered) - Additional Information (Detail) (Covered Loans, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reclassification from non-accretable difference	$ 39,079,000	$ 97,808,000	$ 0
Loans Accounted for Under FASB ASC Topic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding balance including contractual principal, interest, fees, and penalties	$ 1,600,000,000	$ 2,200,000,000

LOANS (covered) - Carrying Value of Purchased Impaired and Nonimpaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	$ 1,053,244		$ 1,481,493
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	195,892		334,039
Real estate-construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	17,120		42,743
Real estate-commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	637,044		855,725
Real estate-residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	121,117		147,052
Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	13,176		21,071
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	64,978		73,695
All other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	3,917		7,168
Loans Accounted for Under FASB ASC Topic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	964,388		1,350,138
Loans Accounted for Under FASB ASC Topic 310-30 | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	182,625		295,600
Loans Accounted for Under FASB ASC Topic 310-30 | Real estate-construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	17,120		42,743
Loans Accounted for Under FASB ASC Topic 310-30 | Real estate-commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	627,257		837,942
Loans Accounted for Under FASB ASC Topic 310-30 | Real estate-residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	121,117		147,052
Loans Accounted for Under FASB ASC Topic 310-30 | Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	12,123		19,560
Loans Accounted for Under FASB ASC Topic 310-30 | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	4,146		7,241
Loans Accounted for Under FASB ASC Topic 310-30 | All other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	0		0
Loans Excluded from FASB ASC Topic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	88,856	[1]	131,355	[1]
Loans Excluded from FASB ASC Topic 310-30 | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	13,267	[1]	38,439	[1]
Loans Excluded from FASB ASC Topic 310-30 | Real estate-construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	0	[1]	0	[1]
Loans Excluded from FASB ASC Topic 310-30 | Real estate-commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	9,787	[1]	17,783	[1]
Loans Excluded from FASB ASC Topic 310-30 | Real estate-residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	0	[1]	0	[1]
Loans Excluded from FASB ASC Topic 310-30 | Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	1,053	[1]	1,511	[1]
Loans Excluded from FASB ASC Topic 310-30 | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	60,832	[1]	66,454	[1]
Loans Excluded from FASB ASC Topic 310-30 | All other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	$ 3,917	[1]	$ 7,168	[1]

[1]	Includes loans with revolving privileges which are scoped out of FASB ASC Topic 310-30 and certain loans which First Financial elected to treat under the cost recovery method of accounting.

LOANS (covered) - Carrying Amount of Accretable Yield for Purchased Impaired and Nonimpaired Loans (Detail) (Covered Loans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	$ 509,945		$ 623,669	[1]	$ 0	[1]
Additions	0		0		691,266
Reclassification from non-accretable difference	39,079		97,808		0
Accretion	(125,524)		(139,356)		(48,673)
Other net activity	(79,090)	[2]	(72,176)	[2]	(18,924)	[2]
Balance at end of period	$ 344,410		$ 509,945		$ 623,669	[1]

[1]	Excludes loans with revolving privileges which are scoped out of FASB Topic 310-30 and certain loans which First Financial elected to treat under the cost recovery method.
[2]	Includes the impact of loan repayments and charge-offs.

LOANS (covered) - Covered Loan Delinquency, Excluding Loans Accounted for Under FASB ASC Topic 310-30 (Detail) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 1,053,244,000		$ 1,481,493,000
Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	88,856,000	[1]	131,355,000	[1]
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	195,892,000		334,039,000
Commercial | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	13,267,000	[1]	38,439,000	[1]
Real estate-commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	637,044,000		855,725,000
Real estate-commercial | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,787,000	[1]	17,783,000	[1]
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	13,176,000		21,071,000
Installment | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,053,000	[1]	1,511,000	[1]
Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	64,978,000		73,695,000
Home equity | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	60,832,000	[1]	66,454,000	[1]
All other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,917,000		7,168,000
All other | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,917,000	[1]	7,168,000	[1]
Covered Loans | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	1,611,000		1,848,000
60 - 89 days past due	311,000		934,000
> 90 days past due	10,164,000		17,093,000
Total Past due	12,086,000		19,875,000
Current	76,770,000		111,480,000
Total	88,856,000		131,355,000
> 90 days past due and still accruing	107,000		9,000
Covered Loans | Commercial | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	73,000		880,000
60 - 89 days past due	294,000		419,000
> 90 days past due	6,490,000		13,764,000
Total Past due	6,857,000		15,063,000
Current	6,410,000		23,376,000
Total	13,267,000		38,439,000
> 90 days past due and still accruing	0		0
Covered Loans | Real estate-commercial | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	184,000		225,000
60 - 89 days past due	0		62,000
> 90 days past due	1,870,000		1,896,000
Total Past due	2,054,000		2,183,000
Current	7,733,000		15,600,000
Total	9,787,000		17,783,000
> 90 days past due and still accruing	0		0
Covered Loans | Installment | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	0		0
60 - 89 days past due	0		0
> 90 days past due	0		0
Total Past due	0		0
Current	1,053,000		1,511,000
Total	1,053,000		1,511,000
> 90 days past due and still accruing	0		0
Covered Loans | Home equity | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	1,344,000		656,000
60 - 89 days past due	11,000		443,000
> 90 days past due	1,679,000		1,424,000
Total Past due	3,034,000		2,523,000
Current	57,798,000		63,931,000
Total	60,832,000		66,454,000
> 90 days past due and still accruing	0		0
Covered Loans | All other | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	10,000		87,000
60 - 89 days past due	6,000		10,000
> 90 days past due	125,000		9,000
Total Past due	141,000		106,000
Current	3,776,000		7,062,000
Total	3,917,000		7,168,000
> 90 days past due and still accruing	$ 107,000		$ 9,000

[1]	Includes loans with revolving privileges which are scoped out of FASB ASC Topic 310-30 and certain loans which First Financial elected to treat under the cost recovery method of accounting.

LOANS (covered) - Covered Nonaccrual Loans (Detail) (Covered Loans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	$ 11,160	$ 19,755	$ 16,415
Interest income effect
Gross amount of interest that would have been recorded under original terms	1,020	1,453	1,049
Interest included in income	58	398	608
Net impact on interest income	962	1,055	441
Commercial
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	7,203	16,190	8,458
Real estate-commercial
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	2,192	2,074	5,745
Home equity
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	1,747	1,491	1,703
All other
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	$ 18	$ 0	$ 509

LOANS (covered) - Investment in Covered Impaired Loans, excluding Loans Accounted for under FASB ASC Topic 310-30 (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 2,968,447	$ 2,816,093
Commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	856,981	800,253
Real estate-commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,233,067	1,139,931
Home equity
Financing Receivable, Impaired [Line Items]
Recorded Investment	358,960	341,310
All other
Financing Receivable, Impaired [Line Items]
Recorded Investment	48,942	32,172
Installment
Financing Receivable, Impaired [Line Items]
Recorded Investment	67,543	69,711
Covered Loans | Loans Excluded from FASB ASC Topic 310-30 | Loans with no related allowance recorded
Financing Receivable, Impaired [Line Items]
Recorded Investment	11,160	19,755
Unpaid Principal Balance	17,050	26,895
Related Allowance	0	0
Average Recorded Investment	13,945	18,086
Interest Income Recognized	58	398
Covered Loans | Loans Excluded from FASB ASC Topic 310-30 | Loans with no related allowance recorded | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	7,203	16,190
Unpaid Principal Balance	10,152	18,346
Related Allowance	0	0
Average Recorded Investment	9,873	12,324
Interest Income Recognized	47	316
Covered Loans | Loans Excluded from FASB ASC Topic 310-30 | Loans with no related allowance recorded | Real estate-commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,192	2,074
Unpaid Principal Balance	4,002	5,412
Related Allowance	0	0
Average Recorded Investment	2,504	3,910
Interest Income Recognized	5	14
Covered Loans | Loans Excluded from FASB ASC Topic 310-30 | Loans with no related allowance recorded | Home equity
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,747	1,491
Unpaid Principal Balance	2,878	3,137
Related Allowance	0	0
Average Recorded Investment	1,559	1,597
Interest Income Recognized	6	68
Covered Loans | Loans Excluded from FASB ASC Topic 310-30 | Loans with no related allowance recorded | All other
Financing Receivable, Impaired [Line Items]
Recorded Investment	18
Unpaid Principal Balance	18
Related Allowance	0
Average Recorded Investment	9
Interest Income Recognized	0
Covered Loans | Loans Excluded from FASB ASC Topic 310-30 | Loans with no related allowance recorded | Installment
Financing Receivable, Impaired [Line Items]
Recorded Investment		0
Unpaid Principal Balance		0
Related Allowance		0
Average Recorded Investment		255
Interest Income Recognized		$ 0

LOANS (covered) - Covered Commercial and Consumer Credit Exposure by Risk Attribute (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Commercial	$ 856,981	$ 800,253
Real Estate - Construction	114,974	163,543
Real Estate - Commercial	1,233,067	1,139,931
Real Estate Residential	287,980	269,173
Installment	67,543	69,711
Home equity	358,960	341,310
Covered Loans
Financing Receivable, Recorded Investment [Line Items]
Commercial	195,892	334,039
Real Estate - Construction	17,120	42,743
Real Estate - Commercial	637,044	855,725
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	850,056	1,232,507
Real Estate Residential	121,117	147,052
Installment	13,176	21,071
Home equity	64,978	73,695
Other	3,917	7,168
Total	203,188	248,986
Covered Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Commercial	113,201	225,088
Real Estate - Construction	2,506	14,021
Real Estate - Commercial	340,889	476,140
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	456,596	715,249
Covered Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Commercial	22,468	35,768
Real Estate - Construction	3,597	5,743
Real Estate - Commercial	63,880	106,057
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	89,945	147,568
Covered Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Commercial	52,103	60,090
Real Estate - Construction	11,017	22,979
Real Estate - Commercial	230,870	268,651
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	293,990	351,720
Covered Loans | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Commercial	8,120	13,093
Real Estate - Construction	0	0
Real Estate - Commercial	1,405	4,877
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	9,525	17,970
Covered Loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Real Estate Residential	121,117	147,052
Installment	13,176	21,071
Home equity	63,231	72,204
Other	3,899	7,168
Total	201,423	247,495
Covered Loans | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Real Estate Residential	0	0
Installment	0	0
Home equity	1,747	1,491
Other	18	0
Total	$ 1,765	$ 1,491

LOANS (covered) - Changes in Covered Other Real Estate Owned (Detail) (Covered Loans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	$ 35,257	$ 12,916	$ 0
Additions	49,633	32,064	12,916
Disposals	34,542	9,280	0
Write-downs	5,530	443	0
Balance at end of period	44,818	35,257	12,916
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	46,880	22,237	12,916
Disposals	26,693	4,744	0
Write-downs	4,407	414	0
Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	2,753	9,827	0
Disposals	7,849	4,536	0
Write-downs	$ 1,123	$ 29	$ 0

ALLOWANCE FOR LOAN AND LEASE LOSSES - Changes in the Allowance for Loan and Lease Losses for the Previous Five Quarters (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 57,235	$ 59,311	$ 35,873
Provision for loan and lease losses - uncovered	19,210	33,564	56,084
Loans charged off	(25,798)	(38,351)	(34,949)
Recoveries	1,929	2,711	2,303
Balance at end of period	$ 52,576	$ 57,235	$ 59,311

ALLOWANCE FOR LOAN AND LEASE LOSSES - Changes in the Allowance for Loan and Lease Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for loan and lease losses:
Balance at beginning of period	$ 57,235	$ 59,311	$ 35,873
Provision for loan and lease losses	19,210	33,564	56,084
Gross charge-offs	25,798	38,351	34,949
Recoveries	1,929	2,711	2,303
Balance at end of period	52,576	57,235	59,311
Loans and Leases:
Recorded Investment	2,968,447	2,816,093
Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	57,235	59,311
Provision for loan and lease losses	19,210	33,564
Gross charge-offs	25,798	38,351
Recoveries	1,929	2,711
Total net charge-offs	23,869	35,640
Balance at end of period	52,576	57,235
Ending allowance on loans individually evaluated for impairment	12,539	10,416
Ending allowance on loans collectively evaluated for impairment	40,037	46,819
Impaired Financing Receivable, Related Allowance	52,576	57,235
Loans and Leases:
Ending balance of loans individually evaluated for impairment	60,277	68,149
Ending balance of loans collectively evaluated for impairment	2,908,170	2,747,944
Recorded Investment	76,379	79,915	77,782
Commercial
Loans and Leases:
Recorded Investment	856,981	800,253
Commercial | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	10,138	18,590
Provision for loan and lease losses	2,825	4,252
Gross charge-offs	3,436	13,324
Recoveries	762	620
Total net charge-offs	2,674	12,704
Balance at end of period	10,289	10,138
Ending allowance on loans individually evaluated for impairment	3,205	2,017
Ending allowance on loans collectively evaluated for impairment	7,084	8,121
Impaired Financing Receivable, Related Allowance	10,289	10,138
Loans and Leases:
Ending balance of loans individually evaluated for impairment	8,351	12,175
Ending balance of loans collectively evaluated for impairment	848,630	788,078
Recorded Investment	10,482	13,729
Real estate-construction
Loans and Leases:
Recorded Investment	114,974	163,543
Real estate-construction | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	8,326	8,143
Provision for loan and lease losses	2,345	8,778
Gross charge-offs	6,279	8,619
Recoveries	32	24
Total net charge-offs	6,247	8,595
Balance at end of period	4,424	8,326
Ending allowance on loans individually evaluated for impairment	2,578	3,716
Ending allowance on loans collectively evaluated for impairment	1,846	4,610
Impaired Financing Receivable, Related Allowance	4,424	8,326
Loans and Leases:
Ending balance of loans individually evaluated for impairment	17,387	19,294
Ending balance of loans collectively evaluated for impairment	97,587	144,249
Recorded Investment	17,387	19,332
Real estate-commercial
Loans and Leases:
Recorded Investment	1,233,067	1,139,931
Real estate-commercial | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	14,917	15,190
Provision for loan and lease losses	13,384	6,836
Gross charge-offs	10,382	8,191
Recoveries	309	1,082
Total net charge-offs	10,073	7,109
Balance at end of period	18,228	14,917
Ending allowance on loans individually evaluated for impairment	6,441	4,347
Ending allowance on loans collectively evaluated for impairment	11,787	10,570
Impaired Financing Receivable, Related Allowance	18,228	14,917
Loans and Leases:
Ending balance of loans individually evaluated for impairment	30,708	31,260
Ending balance of loans collectively evaluated for impairment	1,202,359	1,108,671
Recorded Investment	34,520	34,124
Real estate-residential
Loans and Leases:
Recorded Investment	287,980	269,173
Real estate-residential | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	8,907	5,308
Provision for loan and lease losses	(2,407)	5,268
Gross charge-offs	1,551	1,693
Recoveries	45	24
Total net charge-offs	1,506	1,669
Balance at end of period	4,994	8,907
Ending allowance on loans individually evaluated for impairment	313	336
Ending allowance on loans collectively evaluated for impairment	4,681	8,571
Impaired Financing Receivable, Related Allowance	4,994	8,907
Loans and Leases:
Ending balance of loans individually evaluated for impairment	3,730	5,420
Ending balance of loans collectively evaluated for impairment	284,250	263,753
Recorded Investment	11,331	10,027
Installment
Loans and Leases:
Recorded Investment	67,543	69,711
Installment | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	1,981	2,159
Provision for loan and lease losses	(159)	457
Gross charge-offs	526	1,154
Recoveries	363	519
Total net charge-offs	163	635
Balance at end of period	1,659	1,981
Ending allowance on loans individually evaluated for impairment	0	0
Ending allowance on loans collectively evaluated for impairment	1,659	1,981
Impaired Financing Receivable, Related Allowance	1,659	1,981
Loans and Leases:
Ending balance of loans individually evaluated for impairment	0	0
Ending balance of loans collectively evaluated for impairment	67,543	69,711
Recorded Investment	485	150
Home equity
Loans and Leases:
Recorded Investment	358,960	341,310
Home equity | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	10,939	8,063
Provision for loan and lease losses	1,878	6,183
Gross charge-offs	2,183	3,499
Recoveries	117	192
Total net charge-offs	2,066	3,307
Balance at end of period	10,751	10,939
Ending allowance on loans individually evaluated for impairment	2	0
Ending allowance on loans collectively evaluated for impairment	10,749	10,939
Impaired Financing Receivable, Related Allowance	10,751	10,939
Loans and Leases:
Ending balance of loans individually evaluated for impairment	101	0
Ending balance of loans collectively evaluated for impairment	358,859	341,310
Recorded Investment	2,174	2,553
All other
Loans and Leases:
Recorded Investment	48,942	32,172
All other | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	2,027	1,858
Provision for loan and lease losses	1,344	1,790
Gross charge-offs	1,441	1,871
Recoveries	301	250
Total net charge-offs	1,140	1,621
Balance at end of period	2,231	2,027
Ending allowance on loans individually evaluated for impairment	0	0
Ending allowance on loans collectively evaluated for impairment	2,231	2,027
Impaired Financing Receivable, Related Allowance	2,231	2,027
Loans and Leases:
Ending balance of loans individually evaluated for impairment	0	0
Ending balance of loans collectively evaluated for impairment	$ 48,942	$ 32,172

ALLOWANCE FOR LOAN AND LEASE LOSSES - Additional Information (Detail) (USD $)	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Non Covered Loans	Dec. 31, 2011 Covered Loans	Dec. 31, 2011 Covered Loans	Dec. 31, 2011 Residential Portfolio Segment [Member] Non Covered Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Restructured loan relationships review threshold				$ 250,000			$ 100,000
Provision for loan and lease losses	64,081,000	63,144,000	0
Net charge-offs	37,700,000	46,700,000
FDIC loss sharing income	60,888,000	51,844,000	0
Allowance for covered loan losses	42,835,000	16,493,000	0
Loss share expenses primarily related to losses on covered OREO					$ 1,500,000	$ 12,800,000

ALLOWANCE FOR LOAN AND LEASE LOSSES - Allowance for Loan and Lease Losses on Covered Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	$ 42,835	$ 16,493
Ending allowance on acquired loans outside the scope of ASC 310-30	0	0
Ending allowance on covered loans	42,835	16,493	0
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	19,160	8,787
Ending allowance on acquired loans outside the scope of ASC 310-30	0	0
Ending allowance on covered loans	19,160	8,787
Real estate-commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	21,930	7,213
Ending allowance on acquired loans outside the scope of ASC 310-30	0	0
Ending allowance on covered loans	21,930	7,213
Real estate-residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	1,396	232
Ending allowance on acquired loans outside the scope of ASC 310-30	0	0
Ending allowance on covered loans	1,396	232
Installment
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	349	261
Ending allowance on acquired loans outside the scope of ASC 310-30	0	0
Ending allowance on covered loans	$ 349	$ 261

ALLOWANCE FOR LOAN AND LEASE LOSSES - Allowance for Loan and Lease Losses on Covered Loans for the Previous Five Quarters (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 16,493	$ 0
Provision for loan and lease losses	64,081	63,144	0
Loans charged-off	45,604	46,992
Recoveries	7,865	341
Balance at end of period	$ 42,835	$ 16,493	$ 0

PREMISES AND EQUIPMENT - Schedule of Premises and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 228,880,000	$ 202,805,000
Less accumulated depreciation and amortization	90,784,000	84,328,000
Total premises and equipment	138,096,000	118,477,000
Operating Leases, Rent Expense	9,500,000	9,200,000	7,700,000
Land and land improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	41,160,000	35,487,000
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	104,835,000	99,823,000
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	57,857,000	54,384,000
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	11,526,000	9,160,000
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 13,502,000	$ 3,951,000

PREMISES AND EQUIPMENT - Operating leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leased Assets [Line Items]
2012	$ 8,155
2013	7,295
2014	6,302
2015	5,774
2016	4,744
Thereafter	22,955
Total	$ 55,225

BORROWINGS - Schedule of Short-term Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Short-term Debt [Line Items]
Federal funds purchased and securities sold under agreements to repurchase	$ 99,431	$ 59,842	$ 37,430
Debt Instrument, Interest Rate, Effective Percentage	0.10%	0.20%	0.19%
Short-term debt, rate (as a percent)	0.17%	0.20%	0.54%
Short-term debt, average for the year	96,060	47,531	244,013
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term debt, amount	99,431	59,842	37,430
Debt Instrument, Interest Rate, Effective Percentage	0.10%	0.20%	0.19%
Short-term debt, rate (as a percent)	0.17%	0.20%	0.25%
Short-term debt, average for the year	96,060	47,531	99,865
Short-term debt, maximum month-end balances	105,291	64,995	240,557
Federal Home Loan Bank Borrowings [Member]
Short-term Debt [Line Items]
Short-term debt, amount	0	0	0
Short-term debt, rate (as a percent)			0.37%
Short-term debt, average for the year	0	0	114,636
Short-term debt, maximum month-end balances	0	0	250,000
Other Short Term Borrowings [Member]
Short-term Debt [Line Items]
Short-term debt, amount	0	0	0
Short-term debt, rate (as a percent)			2.20%
Short-term debt, average for the year	0	0	29,512
Short-term debt, maximum month-end balances	$ 0	$ 0	$ 58,000

BORROWINGS - Schedule of Long-term Debt (Details) (USD $)	12 Months Ended										3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Federal Home Loan Bank Advances [Member]	Dec. 31, 2010 Federal Home Loan Bank Advances [Member]	Dec. 31, 2011 National Market Repurchase Agreement [Member]	Dec. 31, 2010 National Market Repurchase Agreement [Member]	Sep. 30, 2011 Junior Subordinated Debt [Member]	Dec. 31, 2011 Business Combinations	Dec. 31, 2011 Minimum National Market Repurchase Agreement [Member] years	Dec. 31, 2011 Maximum National Market Repurchase Agreement [Member] years	Sep. 30, 2010 Prepaid [Member] years	Sep. 30, 2010 Prepaid [Member] Peoples Agreement	Sep. 30, 2010 Prepaid [Member] Irwin Agreements	Dec. 31, 2011 Outstanding [Member]	Dec. 31, 2011 Outstanding [Member] Maximum years
Maturities of Long-term Debt [Abstract]
2012			$ 29,000		$ 0
2013			29,000		12,500,000
2014			28,000		27,500,000
2015			28,000		25,000,000
2016			28,000		0
Thereafter			11,402,000		0
Total long-term debt	76,544,000	128,880,000	11,544,000	63,880,000	65,000,000	65,000,000
Long-term debt	76,544,000	128,880,000	11,544,000	63,880,000	65,000,000	65,000,000
Long-term debt, average rate	3.55%	3.64%	3.80%	3.79%	3.50%	3.50%
Debt instrument, maturity date range, start (in years)									1	4
Long-term FHLB advances												63,500,000	216,300,000
Prepayments for FHLB advances											232,000,000
FHLB advances, weighted average maturity term (in years)											5.5
FHLB advances, effective duration (in years)											3.3
Weighted average effective yield on assumed FHLB long-term advances											2.08%			3.79%
Previousiin interest rate of deposits that funded the FHLB prepayments											0.25%
FHLB long-term advances								1,700,000
Federal Home Loan Bank Advances General Debt Obligations Disclosures Remaining Maturities															8
Tier I capital limitation percentage	25.00%
Tier I qualifying debentures, remaining capacity							161,700,000
Book value of FHLB collateral	$ 1,100,000,000

INCOME TAXES (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current expense [Abstract]
Federal	$ 46,270	$ 38,572	$ 14,740
State	6,493	5,590	1,500
Total	52,763	44,162	16,240
Deferred (benefit) expense [Abstract]
Federal	(12,836)	(10,170)	103,218
State	(1,627)	(1,290)	13,181
Total	(14,463)	(11,460)	116,399
Income tax expense (benefit)	38,300	32,702	132,639
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Income taxes computed at federal statutory rate (35%) on income before income taxes	36,763	32,183	123,891
Tax-exempt income	(586)	(519)	(754)
Bank-owned life insurance	(612)	(581)	(255)
Tax credits	(1,200)	(1,596)	(380)
State income taxes, net of federal tax benefit	3,163	2,795	9,542
Other	772	420	595
Income tax expense (benefit)	38,300	32,702	132,639
Deferred tax assets [Abstract]
Allowance for loan and lease losses	36,030	27,841
Deferred compensation	556	359
Mark to market adjustment on loans and derivatives	177	227
Postretirement benefits other than pension liability	141	156
Accrued stock-based compensation	1,493	1,198
Other reserves	219	392
Accrued expenses	4,521	2,714
Other	2,332	1,019
Total deferred tax assets	45,469	33,906
Deferred tax liabilities [Abstract]
Tax depreciation greater than book depreciation	(8,251)	(8,881)
FHLB and FRB stock	(17,060)	(19,716)
Mortgage-servicing rights	(339)	(567)
Leasing activities	(676)	(4)
Deferred section 597 gain	(62,421)	(83,229)
Prepaid pension	(1,454)	(3,995)
Intangible assets	(7,536)	(5,872)
Deferred loan fees and costs	(1,472)	(862)
Prepaid expenses	(1,310)	(1,080)
Net unrealized gains on securities available-for-sale and derivatives	(7,687)	(5,263)
Fair value adjustments on acquisitions	(14,945)	(2,439)
Other	(1,278)	(796)
Total deferred tax liabilities	(124,429)	(132,704)
Total net deferred tax liability	$ (78,960)	$ (98,798)

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Transactions Pre-tax
Unrealized gain on securities available-for-sale	$ 5,792	$ (1,485)	$ 5,138
Unrealized loss on derivatives	628	(2,089)	251
Unfunded pension obligation	(20,652)	(46)	(3,310)
Foreign currency translation	(588)	446	119
Total	(14,820)	(3,174)	2,198
Transactions Tax-effect
Unrealized gain on securities available-for-sale	(2,187)	325	(1,853)
Unrealized loss on derivatives	(237)	767	(89)
Unfunded pension obligation	7,798	525	1,162
Foreign currency translation	0	0	0
Total	5,374	1,617	(780)
Transactions Net of tax
Unrealized gain on securities available-for-sale	3,605	(1,160)	3,285
Unrealized loss on derivatives	391	(1,322)	162
Net amount recognized	(12,854)	479	(2,148)
Foreign currency translation	(588)	446	119
Total	(9,446)	(1,557)	1,418
Balances Net of tax
Unrealized gain on securities available-for-sale	12,669	9,064	10,224
Unrealized loss on derivatives	0	(391)	931
Unfunded pension obligation	(34,136)	(21,282)	(21,761)
Foreign currency translation	(23)	565	119
Total	$ (21,490)	$ (12,044)	$ (10,487)

CAPITAL - Risk-Based Capital(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Capital [Abstract]
Capital	$ 683,255	$ 727,252
Capital to Risk Weighted Assets	18.74%	19.72%
Capital Required for Capital Adequacy	291,632	294,978
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Tier One Risk Based Capital [Abstract]
Tier One Risk Based Capital	636,836	680,145
Tier One Risk Based Capital to Risk Weighted Assets	17.47%	18.45%
Tier One Risk Based Capital Required for Capital Adequacy	145,816	147,489
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Tier One Leverage Capital [Abstract]
Tier One Leverage Capital	636,836	680,145
Tier One Leverage Capital to Average Assets	9.87%	10.89%
Tier One Leverage Capital Required for Capital Adequacy	258,122	248,847
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Subsidiaries [Member]
Capital [Abstract]
Capital	578,042	600,911
Capital to Risk Weighted Assets	15.89%	16.36%
Capital Required for Capital Adequacy	290,992	293,930
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized	363,740	367,412
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital [Abstract]
Tier One Risk Based Capital	524,363	546,726
Tier One Risk Based Capital to Risk Weighted Assets	14.42%	14.88%
Tier One Risk Based Capital Required for Capital Adequacy	145,496	146,965
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Tier One Risk Based Capital Required to be Well Capitalized	218,244	220,447
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Tier One Leverage Capital [Abstract]
Tier One Leverage Capital	524,363	546,726
Tier One Leverage Capital to Average Assets	8.13%	8.75%
Tier One Leverage Capital Required for Capital Adequacy	258,035	248,437
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 322,543	$ 310,546
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%

CAPITAL - Capital Purchase Plan (Details) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended
	Feb. 24, 2010	Jun. 30, 2010	Dec. 31, 2008	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Feb. 02, 2010 Common Stock	Dec. 31, 2008 Preferred Stock [Member]
Class of Stock [Line Items]
Issuance of common stock (in shares)							6,400,000
Issuance of common stock				$ 91,224,000	$ 97,985,000		$ 91,200,000	$ 80,000,000
Preferred dividend rate for first 5 years (as a percent)								5.00%
Preferred stock, dividend rate after first 5 years (as a percent)								9.00%
Preferred stock dividend term			5 years
Preferred stock, par value								$ 1,000
Common shares available for purchase under warrant			930,233
Reduction in warrant due to equity raised						50.00%
Common shares available for purchase under warrant after reduction						465,117
Stock redeemed or called during period, value	$ 80,000,000
Sale price per warrant in public offering auction		6.7
Warrant term			10 years

EMPLOYEE BENEFIT PLANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Pension Contributions	$ 0	$ 60,000,000	$ 30,800,000
Pension (income) expense	1,349,000	(2,011,000)	(914,000)
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	52,312,000	47,996,000
Service cost	3,177,000	2,590,000	2,301,000
Interest cost	2,723,000	2,711,000	2,704,000
Actuarial loss	9,180,000	2,542,000
Benefits paid, excluding settlement	(3,482,000)	(3,527,000)
Benefit obligation at end of year	63,910,000	52,312,000	47,996,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	122,677,000	60,418,000
Actual return on plan assets	(4,223,000)	5,786,000
Employer contribution	0	60,000,000
Benefits paid, excluding settlement	(3,482,000)	(3,527,000)
Fair value of plan assets at end of year	114,794,000	122,624,000
Fair value of plan assets at end of year	114,972,000	122,677,000	60,418,000
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Assets	51,062,000	70,365,000
Liabilities	0	0
Net amount recognized	51,062,000	70,365,000
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), after Tax [Abstract]
Net actuarial loss	59,390,000	39,160,000
Net prior service cost	(4,542,000)	(4,965,000)
Deferred tax assets	(20,712,000)	(12,913,000)
Net amount recognized	34,136,000	21,282,000
Change in accumulated other comprehensive income (loss)	12,854,000	(479,000)
Accumulated benefit obligation	60,485,000	49,619,000
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Expected return on plan assets	(9,020,000)	(4,932,000)	(5,273,000)
Amortization of prior service cost	(423,000)	(423,000)	(423,000)
Recognized net actuarial loss	2,194,000	2,065,000	1,605,000
Net periodic benefit (income) cost	(1,349,000)	2,011,000	914,000
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Net actuarial loss	22,423,000	1,688,000	4,492,000
Amortization of prior service cost	423,000	423,000	423,000
Amortization of gain	(2,194,000)	(2,065,000)	(1,605,000)
Total recognized in accumulated other comprehensive income	20,652,000	46,000	3,310,000
Total recognized in net periodic benefit cost and accumulated other comprehensive income	19,303,000	2,057,000	4,224,000
Amortization of loss	3,039,000	2,191,000	2,055,000
Amortization of prior service credit	(423,000)	(423,000)	(423,000)
Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.22%	5.36%
Rate of compensation increase	3.50%	3.50%
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	5.36%	5.88%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	3.50%	3.50%
Current target asset allocation, fixed income	40.00%
Current target asset allocation, equities	60.00%
Fair value measurments	114,972,000	122,677,000	60,418,000
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2012	4,908,000
2013	5,274,000
2014	5,146,000
2015	4,677,000
2016	9,621,000
Thereafter	28,858,000
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan, Cost Recognized	2,700,000	2,600,000	1,700,000
Maximum annual contribution per employee, percent	50.00%
Employer matching contribution, percent on first 3% of Earnings	100.00%
Employer matching contribution, percent on 3 to 5 Percent of Earnings	50.00%
Cash Surrender Value of Life Insurance	85,900,000	85,100,000
Fair Value Measurements Using Level 1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	101,781,000	119,052,000
Fair Value Measurements Using Level 2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	13,013,000	3,572,000
Fair Value Measurements Using Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Money Market Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	1,551,000	60,967,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	1,551,000	60,967,000
Money Market Funds [Member] | Fair Value Measurements Using Level 1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	1,551,000	60,967,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	1,551,000	60,967,000
Money Market Funds [Member] | Fair Value Measurements Using Level 2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Money Market Funds [Member] | Fair Value Measurements Using Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
U.S. Treasuries
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	3,745,000	494,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	3,745,000	494,000
U.S. Treasuries | Fair Value Measurements Using Level 1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
U.S. Treasuries | Fair Value Measurements Using Level 2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	3,745,000	494,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	3,745,000	494,000
U.S. Treasuries | Fair Value Measurements Using Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Securities of U.S. government agencies and corporations
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	2,019,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	2,019,000
Securities of U.S. government agencies and corporations | Fair Value Measurements Using Level 1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0
Securities of U.S. government agencies and corporations | Fair Value Measurements Using Level 2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	2,019,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	2,019,000
Securities of U.S. government agencies and corporations | Fair Value Measurements Using Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0
Corporate Debt Securities [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	7,249,000	3,078,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	7,249,000	3,078,000
Corporate Debt Securities [Member] | Fair Value Measurements Using Level 1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Corporate Debt Securities [Member] | Fair Value Measurements Using Level 2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	7,249,000	3,078,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	7,249,000	3,078,000
Corporate Debt Securities [Member] | Fair Value Measurements Using Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Common Stock
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	19,368,000	1,594,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	19,368,000	1,594,000
Common Stock | Fair Value Measurements Using Level 1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	19,368,000	1,594,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	19,368,000	1,594,000
Common Stock | Fair Value Measurements Using Level 2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Common Stock | Fair Value Measurements Using Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Equity Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	63,106,000	48,141,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	63,106,000	48,141,000
Equity Funds [Member] | Fair Value Measurements Using Level 1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	63,106,000	48,141,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	63,106,000	48,141,000
Equity Funds [Member] | Fair Value Measurements Using Level 2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Equity Funds [Member] | Fair Value Measurements Using Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Exchange Traded Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	17,756,000	8,350,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	17,756,000	8,350,000
Exchange Traded Funds [Member] | Fair Value Measurements Using Level 1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	17,756,000	8,350,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	17,756,000	8,350,000
Exchange Traded Funds [Member] | Fair Value Measurements Using Level 2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Exchange Traded Funds [Member] | Fair Value Measurements Using Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	$ 0	$ 0

EARNINGS PER COMMON SHARE - Computation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator for basic and diluted earnings per share -income available to common shareholders:
Net income	$ 66,739	$ 59,251	$ 221,337
Dividends on preferred stock	0	1,865	3,578
Income available to common shareholders	$ 66,739	$ 57,386	$ 217,759
Denominator for basic earnings per share - weighted average shares	57,691,979	56,969,491	45,028,640
Effect of dilutive securities -
Employee stock awards	907,428	913,809	508,507
Warrants	93,798	109,778	19,721
Denominator for diluted earnings per share - adjusted weighted average shares	58,693,205	57,993,078	45,556,868
Basic	$ 1.16	$ 1.01	$ 4.84
Diluted	$ 1.14	$ 0.99	$ 4.78

EARNINGS PER COMMON SHARE - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Antidilutive Stock Options
Earnings Per Share Disclosure [Line Items]
Stock options and warrants with an exercise price greater than the average market price of the common shares not included in the computation of net income per diluted share	420,076	41,426	1,833,037
Antidilutive Warrants
Earnings Per Share Disclosure [Line Items]
Stock options and warrants with an exercise price greater than the average market price of the common shares not included in the computation of net income per diluted share	465,117	465,117	465,117

STOCK OPTIONS AND AWARDS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years number_of_stock-based_compensation_plans	Dec. 31, 2010	Dec. 31, 2009 years	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Dec. 31, 2011 1999 Stock Incentive Plan [Member]	Jun. 15, 2009 2009 Employee Stock Plan [Member]	Jun. 15, 2009 2009 Non-Employee Director Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation	$ 3,935,000	$ 3,084,000	$ 2,799,000
Total unrecognized compensation cost	5,500,000
Unrecognized compensation cost, period for recognition (in years)	1.9
Number of plans	4
Number of shares authorized							7,507,500	1,500,000	75,000
Award vesting rights (as a percent)							25.00%
Peer group total assets, minimum	3,000,000,000
Peer group total assets, maximum	10,000,000,000
Option term (in years)							10 years
Vested in period, total fair value				3,000,000
Weighted-average assumptions [Abstract]
Fair value of options granted (in dollars per share)			$ 1.76
Expected dividend yield (as a percent)			4.20%
Expected volatility			28.30%
Risk-free interest rate (as a percent)			2.50%
Expected life (in years)			7.23
Activity for stock option plan [Roll Forward]
Outstanding at beginning of year (in shares)	2,613,658
Weighted average exercise price, outstanding at beginning of year (in dollars per share)	$ 14.03
Weighted average remaining contractual term, outstanding at end of year (in years)	5.02
Aggregate intrinsic value, outstanding at end of year	6,633
Aggregate intrinsic value, exercisable at end of year	4,982
Granted (in shares)	0
Weighted average exercise price, granted (in dollars per share)	$ 0
Exercised (in shares)	(158,285)
Weighted average exercise price, exercised (in dollars per share)	$ 13.59
Forfeited or expired (in shares)	(90,447)
Weighted average exercise price, forfeited or expired (in dollars per share)	$ 15.59
Exercised (in shares)	2,034,833
Weighted average exercise price, Exercisable (in dollars per share)	$ 14.38
Weighted average remaining contractual life, exercisable at end of year (in years)	4.84
Outstanding at end of year (in shares)	2,364,926	2,613,658
Weighted average exercise price, outstanding at end of year (in dollars per share)	$ 13.99	$ 14.03
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Total intrinsic value of options exercised	477,000	1,862,000	0
Cash received from exercises	150,000	272,000	0
Tax benefit from exercises	$ 1,421,000	$ 1,033,000	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Number of shares nonvested at beginning of year				485,498	401,934	346,972
Number of shares granted				261,356	235,964	219,695
Number of shares vested				(200,525)	(120,073)	(131,508)
Number of shares forfeited				(27,593)	(32,327)	(33,225)
Number of shares nonvested at end of year				518,736	485,498	401,934
Weighted average of shares fair value, nonvested at beginning of year				$ 15.63	$ 12.05	$ 14.23
Weighted average of shares fair value granted				$ 16.02	$ 20	$ 11.01
Weighted average of shares fair value vested				$ 14.87	$ 12.97	$ 14.84
Weighted average of shares fair value forfeited				$ 18.1	$ 12.93	$ 16.91
Weighted average of shares fair value, nonvested at end of year				$ 15.99	$ 15.63	$ 12.05

LOANS TO RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loans to Related Parties [Roll Forward]
Beginning balance	$ 10,375	$ 16,047	$ 9,491
Additions	1,297	1,533	7,042
Deductions	(1,073)	(7,205)	(486)
Ending balance	10,599	10,375	16,047
Loans 90 days past due	$ 0	$ 0	$ 0

FAIR VALUE DISCLOSURES - Estimated Fair Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial assets
Investment securities held-to-maturity	$ 2,664	$ 17,406
Investment securities available-for-sale	162,600		152,800
Other investments	71,492	78,689
Loans, excluding covered loans	2,915,871	2,758,858
Covered loans	1,010,409	1,465,000
FDIC indemnification asset	173,009	222,648
Derivative financial instruments	24,566	14,974
Deposits
Noninterest-bearing	946,180	705,484
Savings	1,724,659	1,534,045
Time	1,654,662	1,794,843
Total deposits	5,642,840	5,146,249
Short-term borrowings	99,431	59,842	37,430
Other long-term debt	0	20,620
Carrying value
Financial assets
Cash and short-term investments	525,051	282,933
Investment securities held-to-maturity	2,664	17,406
Investment securities available-for-sale	1,441,846	919,110
Other investments	71,492	78,689
Loans held for sale	24,834	29,292
Loans, excluding covered loans	2,915,871	2,758,858
Covered loans	1,010,409	1,465,000
FDIC indemnification asset	173,009	222,648
Accrued interest receivable	12,732	14,063
Derivative financial instruments	0	262
Deposits
Noninterest-bearing	946,180	705,484
Interest-bearing demand	1,317,339	1,111,877
Savings	1,724,659	1,534,045
Time	1,654,662	1,794,843
Total deposits	5,642,840	5,146,249
Short-term borrowings	99,431	59,842
Long-term debt	76,544	128,880
Other long-term debt	0	20,620
Accrued interest payable	3,663	5,516
Derivative financial instruments	3,557	3,223
Fair value
Financial assets
Cash and short-term investments	525,051	282,933
Investment securities held-to-maturity	2,893	18,066
Investment securities available-for-sale	1,441,846	919,110
Other investments	71,492	78,689
Loans held for sale	24,834	29,292
Loans, excluding covered loans	2,910,825	2,720,080
Covered loans	1,042,752	1,477,631
FDIC indemnification asset	151,114	212,431
Accrued interest receivable	12,732	14,063
Derivative financial instruments	0	262
Deposits
Noninterest-bearing	946,180	705,484
Interest-bearing demand	1,317,339	1,111,877
Savings	1,724,659	1,534,045
Time	1,664,457	1,818,237
Total deposits	5,652,635	5,169,643
Short-term borrowings	99,431	59,842
Long-term debt	81,168	125,825
Other long-term debt	0	20,620
Accrued interest payable	3,663	5,516
Derivative financial instruments	$ 3,557	$ 3,223

FAIR VALUE DISCLOSURES - Summary of Financial Assets and Liabilities Measure at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Assets
Derivatives	$ 24,566		$ 14,974
Available-for-sale investment securities	162,600			152,800
Fair Value, Measurements, Recurring
Assets
Derivatives	0
Available-for-sale investment securities	1,441,846
Total	1,441,846
Liabilities
Derivatives	3,557
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 1
Assets
Derivatives	0
Available-for-sale investment securities	141
Total	141
Liabilities
Derivatives	0
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 2
Assets
Derivatives	24,566
Available-for-sale investment securities	1,441,705
Total	1,466,271
Liabilities
Derivatives	28,123
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 3
Assets
Derivatives	0
Available-for-sale investment securities	0
Total	0
Liabilities
Derivatives	0
Fair Value, Measurements, Recurring | Netting Adjustments
Assets
Derivatives	(24,566)	[1]
Available-for-sale investment securities	0	[1]
Total	(24,566)	[1]
Liabilities
Derivatives	$ (24,566)	[1]

[1]	Amounts represent the impact of legally enforceable master netting arrangements that allow First Financial to settle positive and negative positions and also cash collateral held with the same counterparties.

FAIR VALUE DISCLOSURES - Summary of Financial Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring, USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011
Assets
Loans held for sale	$ 0
Impaired loans	0	[1]
Fair Value Measurements Using Level 1
Assets
Loans held for sale	0
Impaired loans	0	[1]
Fair Value Measurements Using Level 2
Assets
Loans held for sale	24,834
Impaired loans	20,017	[1]
Fair Value Measurements Using Level 3
Assets
Loans held for sale	0
Impaired loans	$ 262	[1]

[1]	Amounts represent the fair value of collateral for impaired loans allocated to the allowance for loan and lease losses. Fair values are determined using actual market prices (Level 1), independent third party valuations, discounted as appropriate (Level 2), and borrower records discounted as appropriate (Level 3).

FIRST FINANCICAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Statement of Financial Position [Abstract]
Cash	$ 149,653	$ 105,981	$ 344,150
Investment securities, available for sale	1,441,846	919,110
Loans and Leases Receivable, Net of Deferred Income	2,968,447	2,816,093
Allowance for loan and lease losses	52,576	57,235	59,311	35,873
Loans and Leases Receivable, Net Reported Amount	3,926,280	4,223,858
Premises and equipment	138,096	118,477
TOTAL ASSETS	6,671,511	6,250,225
Other liabilities	140,475	197,240
TOTAL LIABILITIES	5,959,290	5,552,831
Shareholders' equity	712,221	697,394	649,958	348,327
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	6,671,511	6,250,225
Income Statement [Abstract]
Interest income	285,689	306,075	195,917
Noninterest income	142,531	146,831	404,715
Interest expense	44,921	67,992	57,245
Salaries and employee benefits	106,914	117,363	86,068
Miscellaneous professional services	9,636	9,169	6,032
Income before income taxes and equity in undistributed net earnings of subsidiaries	105,039	91,953	353,976
Income tax expense (benefit)	38,300	32,702	132,639
Net income available to common shareholders	66,739	57,386	217,759
Operating activities
Net income	66,739	59,251	221,337
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan and lease losses	19,210	33,564	56,084
Depreciation and amortization	11,951	10,978	8,626
Stock-based compensation expense	3,935	3,084	2,799
Pension expense	(1,349)	2,011	914
Deferred income taxes	(14,463)	(11,460)	116,399
(Decrease) increase in accrued expenses	(17,422)	7,828	26,187
Net cash provided by operating activities	203,078	185,015	39,453
Investing activities
Purchases of investment securities, available-for-sale	(1,027,754)	(618,978)	(113,151)
Net decrease (increase) in loans	(53,946)	24,746	(214,531)
Purchases of premises and equipment	(23,541)	(22,789)	(13,180)
Net cash (used in) provided by investing activities	218,952	25,840	1,144,443
Financing activities
Decrease in short-term borrowings	39,589	22,412	(372,103)
Cash dividends paid on common stock	(35,312)	(22,490)	(19,024)
Cash dividends paid on preferred stock	0	(1,100)	(3,578)
Issuance of common stock	0	91,224	97,985
Payment to repurchase of preferred stock	0	(80,000)	0
Proceeds from exercise of stock options, net of shares purchased	63	272	0
Excess tax benefit (liability) on share-based compensation	259	535	(189)
Net cash (used in) provided by financing activities	(378,358)	(449,024)	(940,681)
(Decrease) increase in cash	43,672	(238,169)	243,215
Cash and cash equivalents at beginning of period	105,981	344,150	100,935
Cash and cash equivalents at end of period	149,653	105,981	344,150
Parent Company [Member]
Statement of Financial Position [Abstract]
Cash	111,657	117,784	75,517
Investment securities, available for sale	2,682	2,966
Subordinated notes from subsidiaries	7,500	7,500
Investment in subsidiaries	591,954	576,845
Real estate - commercial	0	3,551
Loans and Leases Receivable, Net of Deferred Income	0	3,551
Allowance for loan and lease losses	0	131
Loans and Leases Receivable, Net Reported Amount	0	3,420
Premises and equipment	1,842	2,038
Other assets	14,889	15,078
TOTAL ASSETS	730,524	725,631
Subordinated debentures	0	20,620
Dividends payable	16,196	5,854
Other liabilities	2,107	1,763
TOTAL LIABILITIES	18,303	28,237
Shareholders' equity	712,221	697,394
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	730,524	725,631
Income Statement [Abstract]
Interest income	70	192	296
Noninterest income	0	143	0
Dividends from subsidiaries	48,700	60,700	40,700
Total income	48,770	61,035	40,996
Interest expense	391	1,221	1,851
Salaries and employee benefits	4,449	3,377	2,949
Miscellaneous professional services	719	928	384
Other	5,240	3,190	2,443
Total expenses	11,538	8,679	7,773
Income before income taxes and equity in undistributed net earnings of subsidiaries	37,232	52,356	33,223
Income tax expense (benefit)	(4,263)	(3,162)	(2,597)
Equity in undistributed earnings of subsidiaries	(25,244)	(3,733)	(185,517)
Net income available to common shareholders	66,739	59,251	221,337
Operating activities
Net income	66,739	59,251	221,337
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(25,244)	(3,733)	(185,517)
Provision for loan and lease losses	739	(37)	146
Depreciation and amortization	31	42	67
Stock-based compensation expense	3,935	3,084	2,799
Pension expense	0	0	34
Deferred income taxes	(509)	(569)	(416)
Increase (decrease) in dividends payable	10,342	710	(1,228)
(Decrease) increase in accrued expenses	(10,003)	(140)	1,094
Increase (Decrease) in other assets	(241)	170	573
Net cash provided by operating activities	45,789	58,778	38,889
Investing activities
Capital contributions to subsidiaries	0	0	(71,500)
Proceeds from calls and maturities of investment securities	158	0	0
Purchases of investment securities, available-for-sale	(137)	(290)	(127)
Net decrease (increase) in loans	2,681	(1,743)	2,113
Purchases of premises and equipment	0	(1,285)	0
Other	514	(548)	674
Net cash (used in) provided by investing activities	3,216	(3,866)	(68,840)
Financing activities
Decrease in short-term borrowings	0	0	(57,000)
Redemption of junior subordinated debentures	(20,620)	0	0
Cash dividends paid on common stock	(35,312)	(22,490)	(19,024)
Cash dividends paid on preferred stock	0	(1,100)	(3,578)
Issuance of common stock	0	91,224	97,985
Payment to repurchase of preferred stock	0	(80,000)	0
Proceeds from exercise of stock options, net of shares purchased	63	272	0
Excess tax benefit (liability) on share-based compensation	259	535	(189)
Other	478	(1,086)	0
Net cash (used in) provided by financing activities	(55,132)	(12,645)	18,194
(Decrease) increase in cash	(6,127)	42,267	(11,757)
Cash and cash equivalents at beginning of period	117,784	75,517	87,274
Cash and cash equivalents at end of period	111,657	117,784	75,517
Parent Company [Member] | Commercial Banks [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries	573,295	557,743
Parent Company [Member] | Nonbanks [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries	$ 18,659	$ 19,102